UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Camilla Nwokonko, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1.	Reports to Stockholders.

(a)

Beacon Planned Return Strategy Fund

CLASS I - BPRLX

Semi-Annual Shareholder Report | March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Beacon Planned Return Strategy Fund - I Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.

What were the Fund's Cost for the last six months?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - I	$62	1.23%

How did the Fund perform last year?

The Beacon Planned Return Strategy Fund - I returned 0.70% for the 6 months ended March 31, 2025. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 9.80% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”. Each return driver plays a crucial and sometimes complementary role in the overall performance of the strategy.

During the period, the Directional / Enhanced component added value due to the increase in the S&P 500, the Income component detracted from value since selling the out of the money call options lost more than the gains received from selling put options, and the Hedge component detracted from value due to the rise in the S&P 500.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

Beacon Planned Return Strategy Fund - I - $1,699,634
S&P 500 Total Return Index - $2,518,934
CBOE S&P 500 BuyWrite Index - $1,529,225
$2,574,000
$2,235,000
$1,896,000
$1,557,000
$1,218,000
$879,000
10/2/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Beacon Planned Return Strategy Fund - I - $1,699,634	S&P 500 Total Return Index - $2,518,934	CBOE S&P 500 BuyWrite Index - $1,529,225
10/2/2017	$1,000,000.00	$1,000,000.00	$1,000,000.00
3/31/2018	$1,013,244.09	$1,054,264.18	$1,010,887.60
9/30/2018	$1,076,446.45	$1,174,549.41	$1,096,538.69
3/31/2019	$1,091,691.78	$1,154,381.98	$1,044,148.20
9/30/2019	$1,138,587.63	$1,224,513.54	$1,084,395.69
3/31/2020	$1,026,380.15	$1,073,830.43	$879,937.53
9/30/2020	$1,220,717.43	$1,410,016.88	$1,023,023.12
3/31/2021	$1,327,212.06	$1,678,951.36	$1,163,269.12
9/30/2021	$1,361,462.70	$1,833,090.82	$1,238,906.91
3/31/2022	$1,411,347.42	$1,941,637.53	$1,336,334.83
9/30/2022	$1,219,717.49	$1,549,472.99	$1,100,035.87
3/31/2023	$1,391,764.80	$1,791,578.02	$1,244,705.65
9/30/2023	$1,471,494.04	$1,884,428.52	$1,260,913.75
3/31/2024	$1,607,838.09	$2,326,924.02	$1,392,723.17
9/30/2024	$1,687,785.84	$2,569,446.82	$1,491,727.82
3/31/2025	$1,699,633.77	$2,518,934.49	$1,529,225.39

Average Annual Total Retuns

Class I	6 Month	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Class I	0.70%	5.71%	10.61%	7.34%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	13.12%
CBOE S&P 500 BuyWrite Index	2.51%	9.80%	11.69%	5.83%

Fund Statistics

  Total Net Assets$328,267,412
  # of Portfolio Holdings82
  Portfolio Turnover Rate (Class I)-%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-844-894-9222 for current month-end performance.

What did the Fund invest in?

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP AUGUST 72.00 08/14/2025	9.68%
Call XSP September 73.42 09/12/2025	9.50%
Call XSP July 73.55 07/14/2025	9.43%
Call XSP October 76.10 10/14/2025	9.08%
Call XSP June 70.80 06/13/2025	8.51%
Call XSP April 67.30 04/14/2025	8.28%
Call XSP May 69.00 05/14/2025	8.17%
Call XSP November 78.25 11/14/2025	7.35%
Call XSP Febuary 73.53 02/13/2026	6.67%
Call XSP Jan 79.78 01/14/2026	4.84%
Total % of Top 10 Holdings	81.51%

Asset Class Weightings

(as a % of Net Assets)

Cash, Cash Equivalents, & Other Net Assets
(7.95)%
Purchased Options
106.91%
Short Term Security
1.04%
-20
0
20
40
60
80
100
120

Value	Value
Short Term Security	1.04%
Purchased Options	106.91%
Cash, Cash Equivalents, & Other Net Assets	(7.95)%

Country Weightings

(as a % of Net Assets)

Value	Value
United States	107.95%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visitinghttps://www.beacontrust.com/services/investment-management/beacon-funds.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-973-206-7100.

Distributor, ALPS Distributors, Inc.

Phone: 1-844-894-9222

Email: mutualfunds@beacontrust.com

02110A597–SA–03312025

Beacon Planned Return Strategy Fund - Class I

Semi-Annual Shareholder Report | March 31, 2025

Brigade High Income Fund

FOUNDERS CLASS: BHIMX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$26	0.52%

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $25,000,000 INVESTMENT

Brigade High Income Fund Founders Class - $30,953,037
Bloomberg US Aggregate Bond Index - $26,762,468
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan - $29,696,586
ICE BofA US High Yield Constrained Index - $29,627,218
$31.1m
$29.6m
$28.2m
$26.7m
$25.2m
$23.7m
5/1/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025

	Brigade High Income Fund Founders Class - $30,953,037	Bloomberg US Aggregate Bond Index - $26,762,468	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan - $29,696,586	ICE BofA US High Yield Constrained Index - $29,627,218
5/1/2023	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
5/31/2023	$25,025,000.00	$24,968,478.50	$24,862,297.85	$24,795,707.80
6/30/2023	$25,425,000.00	$24,879,385.65	$25,327,520.91	$25,199,133.31
7/31/2023	$25,938,277.11	$24,862,138.04	$25,676,577.38	$25,559,327.28
8/31/2023	$26,276,808.41	$24,703,341.04	$25,841,060.72	$25,635,369.38
9/30/2023	$26,186,194.33	$24,075,527.90	$25,749,515.66	$25,334,141.56
10/31/2023	$25,856,247.43	$23,695,604.59	$25,559,847.04	$25,017,849.77
11/30/2023	$26,709,360.03	$24,768,644.08	$26,381,814.54	$26,159,874.12
12/31/2023	$27,582,074.10	$25,716,787.04	$27,135,713.10	$27,125,257.94
1/31/2024	$27,753,013.54	$25,646,131.30	$27,223,791.22	$27,130,468.43
2/29/2024	$27,943,569.24	$25,283,812.46	$27,369,072.37	$27,210,792.41
3/31/2024	$28,352,938.47	$25,517,309.47	$27,655,682.98	$27,534,925.71
4/30/2024	$27,936,730.47	$24,872,724.50	$27,564,759.50	$27,259,595.54
5/31/2024	$28,371,525.14	$25,294,398.93	$27,852,641.30	$27,568,922.82
6/30/2024	$28,551,648.10	$25,533,962.34	$28,044,331.21	$27,835,018.57
7/31/2024	$29,166,244.88	$26,130,372.93	$28,456,863.65	$28,381,242.26
8/31/2024	$29,666,298.44	$26,505,776.17	$28,796,121.80	$28,832,697.07
9/30/2024	$30,202,895.13	$26,860,720.16	$29,163,056.07	$29,303,858.85
10/31/2024	$30,344,423.05	$26,194,605.42	$29,165,495.99	$29,142,591.83
11/30/2024	$30,611,298.89	$26,471,518.84	$29,463,611.49	$29,476,320.68
12/31/2024	$30,576,449.32	$26,038,306.35	$29,456,796.47	$29,349,979.36
1/31/2025	$30,968,469.04	$26,176,406.21	$29,785,802.20	$29,755,262.07
2/28/2025	$31,124,104.67	$26,752,357.57	$29,920,379.28	$29,948,669.01
3/31/2025	$30,953,036.92	$26,762,468.24	$29,696,586.26	$29,627,218.32

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	9.17%	11.78%
Bloomberg US Aggregate Bond Index	4.88%	3.62%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	7.38%	9.39%
ICE BofA US High Yield Constrained Index	7.60%	9.26%

FUND STATISTICS

  Total Net Assets$663,737,261
  # of Portfolio Holdings301
  Portfolio Turnover Rate18%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	58.2%
Bank Loans	36.9%
Common Stocks	1.3%
Convertible Corporate Bond	0.0%
Rights and Warrants	0.0%
Cash and Equivalents	3.6%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Consumer, Non-cyclical
23.2%
Consumer, Cyclical
17.0%
Communications
14.1%
Financial
13.2%
Energy
9.4%
Basic Materials
7.4%
Technology
6.6%
Industrial
4.7%
Utilities
0.9%
Cash and Equivalents
3.6%
0%
5%
10%
15%
20%
25%

Value	Value
Cash and Equivalents	3.6%
Utilities	0.9%
Industrial	4.7%
Technology	6.6%
Basic Materials	7.4%
Energy	9.4%
Financial	13.2%
Communications	14.1%
Consumer, Cyclical	17.0%
Consumer, Non-cyclical	23.2%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.1%
Team Health Holdings, Inc. 02/02/2027 3M SOFR + 5.25%	1.0%
TransDigm, Inc. 12/01/2031 7.125%	1.0%
Radiology Partners, Inc. 01/31/2029 7.775%	1.0%
Akumin, Inc. 08/01/2027 9.00%	0.9%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.9%
Domtar Corp. 10/01/2028 6.75%	0.9%
Diversified Healthcare Trust 03/01/2031 4.375%	0.8%
Total % of Top 10 Holdings	9.2%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Value	Value
BBB	2.0%
BB	28.6%
B	46.0%
CCC	12.1%
CC	0.5%
C	0.3%
NR	5.7%
Cash and Equivalents	3.6%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

Ratings shown are a calculated average of bond ratings provided by third party, ratings agencies S&P, Moody’s and Fitch and range from AAA (highest) to D (lowest). Bonds with no third-party rating are designated Not Rated and do not necessarily indicate low credit quality. For such securities Brigade evaluates the credit quality. Credit ratings are subjective opinions of rating agencies and may be subject to change.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - FOUNDERS CLASS

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A456–SA–03312025

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 212.745.9700.

Brigade High Income Fund

INSTITUTIONAL CLASS: BHIIX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$31	0.61%

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $1,000,000 INVESTMENT

Brigade High Income Fund Institutional Class - $1,235,959
Bloomberg US Aggregate Bond Index - $1,057,462
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan - $1,193,141
ICE BofA US High Yield Constrained Index - $1,192,466
$1.2m
$1.2m
$1.1m
$1.1m
$997.5k
$936.0k
5/4/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025

	Brigade High Income Fund Institutional Class - $1,235,959	Bloomberg US Aggregate Bond Index - $1,057,462	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan - $1,193,141	ICE BofA US High Yield Constrained Index - $1,192,466
5/4/2023	$1,000,000.00	$1,000,000.00	$1,000,000.00	$1,000,000.00
5/31/2023	$1,002,004.01	$986,576.74	$998,910.30	$998,002.50
6/30/2023	$1,019,038.08	$983,056.42	$1,017,601.90	$1,014,239.97
7/31/2023	$1,038,319.32	$982,374.92	$1,031,626.19	$1,028,737.42
8/31/2023	$1,051,662.92	$976,100.39	$1,038,234.75	$1,031,798.04
9/30/2023	$1,048,863.25	$951,293.68	$1,034,556.68	$1,019,673.92
10/31/2023	$1,034,553.64	$936,281.81	$1,026,936.23	$1,006,943.49
11/30/2023	$1,069,559.43	$978,680.70	$1,059,961.00	$1,052,908.83
12/31/2023	$1,104,225.17	$1,016,144.57	$1,090,250.93	$1,091,764.57
1/31/2024	$1,109,826.46	$1,013,352.76	$1,093,789.70	$1,091,974.29
2/29/2024	$1,117,273.39	$999,036.50	$1,099,626.77	$1,095,207.25
3/31/2024	$1,134,566.82	$1,008,262.64	$1,111,142.13	$1,108,253.29
4/30/2024	$1,117,741.07	$982,793.22	$1,107,489.03	$1,097,171.52
5/31/2024	$1,133,894.03	$999,454.80	$1,119,055.46	$1,109,621.64
6/30/2024	$1,142,094.67	$1,008,920.64	$1,126,757.12	$1,120,331.73
7/31/2024	$1,166,541.17	$1,032,486.55	$1,143,331.73	$1,142,316.68
8/31/2024	$1,185,253.48	$1,047,319.81	$1,156,962.35	$1,160,487.29
9/30/2024	$1,206,547.78	$1,061,344.68	$1,171,704.93	$1,179,451.08
10/31/2024	$1,212,056.50	$1,035,024.56	$1,171,802.96	$1,172,960.25
11/30/2024	$1,223,755.64	$1,045,966.21	$1,183,780.56	$1,186,392.50
12/31/2024	$1,221,042.91	$1,028,848.73	$1,183,506.75	$1,181,307.39
1/31/2025	$1,237,797.46	$1,034,305.45	$1,196,725.45	$1,197,619.61
2/28/2025	$1,242,795.34	$1,057,062.96	$1,202,132.45	$1,205,404.05
3/31/2025	$1,235,958.98	$1,057,462.46	$1,193,140.96	$1,192,465.98

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	8.94%	11.73%
Bloomberg US Aggregate Bond Index	4.88%	2.97%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	7.38%	9.69%
ICE BofA US High Yield Constrained Index	7.60%	9.66%

FUND STATISTICS

  Total Net Assets$663,737,261
  # of Portfolio Holdings301
  Portfolio Turnover Rate18%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 212.745.9700 for current month-end performance.

WHAT DID THE FUND INVEST IN?

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	58.2%
Bank Loans	36.9%
Common Stocks	1.3%
Convertible Corporate Bond	0.0%
Rights and Warrants	0.0%
Cash and Equivalents	3.6%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash and Equivalents	3.6%
Utilities	0.9%
Industrial	4.7%
Technology	6.6%
Basic Materials	7.4%
Energy	9.4%
Financial	13.2%
Communications	14.1%
Consumer, Cyclical	17.0%
Consumer, Non-cyclical	23.2%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.1%
Team Health Holdings, Inc. 02/02/2027 3M SOFR + 5.25%	1.0%
TransDigm, Inc. 12/01/2031 7.125%	1.0%
Radiology Partners, Inc. 01/31/2029 7.775%	1.0%
Akumin, Inc. 08/01/2027 9.00%	0.9%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.9%
Domtar Corp. 10/01/2028 6.75%	0.9%
Diversified Healthcare Trust 03/01/2031 4.375%	0.8%
Total % of Top 10 Holdings	9.2%

CREDIT QUALITY ALLOCATION

(as a % of Net Assets)

Value	Value
BBB	2.0%
BB	28.6%
B	46.0%
CCC	12.1%
CC	0.5%
C	0.3%
NR	5.7%
Cash and Equivalents	3.6%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

Ratings shown are a calculated average of bond ratings provided by third party, ratings agencies S&P, Moody’s and Fitch and range from AAA (highest) to D (lowest). Bonds with no third-party rating are designated Not Rated and do not necessarily indicate low credit quality. For such securities Brigade evaluates the credit quality. Credit ratings are subjective opinions of rating agencies and may be subject to change.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

BRIGADE HIGH INCOME FUND - INSTITUTIONAL CLASS

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

Phone: 212.745.9700

Distributor, ALPS Distributors, Inc.

02110A449–SA–03312025

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.brigadefunds.com.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 212.745.9700.

Carret Kansas Tax-Exempt Bond Fund

CLASS A : IKSTX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - A	$18	0.36%

HOW DID THE FUND PERFORM LAST YEAR?

For the 6 months ended March 31, 2025, the Carret Kansas Tax-Exempt Bond Fund returned -0.85% compared to a return of -0.54% for the Bloomberg US Municipal Bond  7 Year Index and a return of -1.43% for the Bloomberg Municipal Bond Index. The performance of the Fund was driven by the rise in municipal bond interest rates during the period between 9/30/24 and 3/31/25.  The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond marketplace.  The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,114
Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,640
Bloomberg Municipal Bond Index - $12,341
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,153
$15,000
$10,000
$5,000
3/31/2015
4/30/2015
10/31/2015
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,114	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,640	Bloomberg Municipal Bond Index - $12,341	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,153
3/31/2015	$10,000.00	$9,573.01	$10,000.00	$10,000.01
4/30/2015	$9,969.29	$9,543.62	$9,947.50	$9,977.17
10/31/2015	$10,069.81	$9,639.84	$10,114.91	$10,142.60
4/30/2016	$10,287.11	$9,847.86	$10,474.09	$10,437.17
10/31/2016	$10,312.11	$9,871.80	$10,525.38	$10,470.35
4/30/2017	$10,267.03	$9,828.64	$10,489.18	$10,458.57
10/31/2017	$10,379.21	$9,936.03	$10,756.13	$10,651.18
3/31/2018	$10,324.14	$9,883.32	$10,690.48	$10,492.47
9/30/2018	$10,326.72	$9,885.79	$10,767.34	$10,582.16
3/31/2019	$10,688.76	$10,232.36	$11,266.15	$11,086.41
9/30/2019	$10,998.28	$10,528.67	$11,688.01	$11,414.88
3/31/2020	$11,121.34	$10,646.48	$11,699.77	$11,409.11
9/30/2020	$11,428.26	$10,940.29	$12,166.26	$11,960.24
3/31/2021	$11,488.73	$10,998.18	$12,344.23	$12,047.29
9/30/2021	$11,547.92	$11,054.84	$12,485.99	$12,130.49
3/31/2022	$10,919.58	$10,453.33	$11,792.55	$11,462.97
9/30/2022	$10,195.02	$9,759.71	$11,050.03	$11,025.81
3/31/2023	$10,890.53	$10,425.52	$11,823.01	$11,693.09
9/30/2023	$10,329.20	$9,888.16	$11,344.39	$11,271.56
3/31/2024	$10,984.94	$10,515.90	$12,192.65	$11,943.65
9/30/2024	$11,202.56	$10,724.23	$12,521.00	$12,221.14
3/31/2025	$11,114.49	$10,639.92	$12,341.36	$12,152.61

AVERAGE ANNUAL TOTAL RETURNS

Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	1.18%	-0.01%	1.06%
Carret Kansas Tax-Exempt Bond Fund - Class A - Load	-3.13%	-0.88%	0.62%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	1.74%	1.27%	1.97%

FUND STATISTICS

  Total Net Assets$119,768,392
  # of Portfolio Holdings167
  Portfolio Turnover Rate5%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	49.8%
> 10 Yr	28.3%
3-5 Yr	13.8%
1-3 Yr	4.6%
< 1 Yr	3.0%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.12%
Certificate Participation	3.41%
Revenue Bonds	35.69%
General Obligation Unltd	59.78%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.74%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.73%
Allen County Unified School District No 257 09/01/2043 3.00%	1.61%
Kansas Development Finance Authority 05/01/2042 5.00%	1.35%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.31%
County of Johnson KS 09/01/2035 4.00%	1.28%
Johnson County Public Building Commission 09/01/2031 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.26%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.24%
City of Lenexa KS 09/01/2033 3.00%	1.24%
Total % of Top 10 Holdings	14.02%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/carret-kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - CLASS A

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

02110A530–SA–03312025

Carret Kansas Tax-Exempt Bond Fund

INSTITUTIONAL : SEKSX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - I for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Carret Kansas Tax-Exempt Bond Fund - I	$24	0.48%

HOW DID THE FUND PERFORM LAST YEAR?

For the 6 months ended March 31, 2025, the Carret Kansas Tax-Exempt Bond Fund returned -0.85% compared to a return of -0.54% for the Bloomberg US Municipal Bond  7 Year Index and a return of -1.43% for the Bloomberg Municipal Bond Index. The performance of the Fund was driven by the rise in municipal bond interest rates during the period between 9/30/24 and 3/31/25.  The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond marketplace.  The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $3,000,000 INVESTMENT

Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,427,669
Bloomberg Municipal Bond Index - $3,702,408
Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,645,779
$3,780,000
$3,620,000
$3,460,000
$3,300,000
$3,140,000
$2,980,000
3/31/2015
4/30/2015
10/31/2015
4/30/2016
10/31/2016
4/30/2017
10/31/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,427,669	Bloomberg Municipal Bond Index - $3,702,408	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,645,779
3/31/2015	$3,000,000.00	$3,000,000.00	$3,000,000.09
4/30/2015	$2,991,750.38	$2,984,249.56	$2,993,146.99
10/31/2015	$3,026,768.46	$3,034,473.18	$3,042,777.89
4/30/2016	$3,098,003.75	$3,142,226.17	$3,131,146.85
10/31/2016	$3,111,615.44	$3,157,615.49	$3,141,101.89
4/30/2017	$3,103,998.15	$3,146,754.08	$3,137,567.13
10/31/2017	$3,144,075.25	$3,226,839.63	$3,195,349.61
3/31/2018	$3,132,443.86	$3,207,144.64	$3,147,738.58
9/30/2018	$3,139,253.53	$3,230,200.84	$3,174,646.02
3/31/2019	$3,250,350.98	$3,379,843.88	$3,325,919.26
9/30/2019	$3,351,868.49	$3,506,402.96	$3,424,459.68
3/31/2020	$3,393,593.89	$3,509,930.83	$3,422,728.36
9/30/2020	$3,491,602.92	$3,649,879.16	$3,588,068.50
3/31/2021	$3,514,458.58	$3,703,269.53	$3,614,182.43
9/30/2021	$3,536,989.63	$3,745,798.49	$3,639,142.15
3/31/2022	$3,348,726.79	$3,537,764.94	$3,438,887.26
9/30/2022	$3,130,459.30	$3,315,008.75	$3,307,740.50
3/31/2023	$3,348,181.04	$3,546,904.08	$3,507,923.26
9/30/2023	$3,179,613.27	$3,403,316.76	$3,381,465.47
3/31/2024	$3,385,579.42	$3,657,796.05	$3,583,090.98
9/30/2024	$3,456,970.03	$3,756,298.79	$3,666,338.15
3/31/2025	$3,427,668.72	$3,702,408.40	$3,645,778.84

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	1.24%	0.20%	1.34%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	1.74%	1.27%	1.97%

FUND STATISTICS

  Total Net Assets$119,768,392
  # of Portfolio Holdings167
  Portfolio Turnover Rate5%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The "Average Annual Total Returns" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 888.266.8787 for current month-end performance.

WHAT DID THE FUND INVEST IN?

MATURITY WEIGHTINGS

(as a % of Net Assets)

Value	Value
5-10 Yr	49.8%
> 10 Yr	28.3%
3-5 Yr	13.8%
1-3 Yr	4.6%
< 1 Yr	3.0%

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.12%
Certificate Participation	3.41%
Revenue Bonds	35.69%
General Obligation Unltd	59.78%

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.74%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.73%
Allen County Unified School District No 257 09/01/2043 3.00%	1.61%
Kansas Development Finance Authority 05/01/2042 5.00%	1.35%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.31%
County of Johnson KS 09/01/2035 4.00%	1.28%
Johnson County Public Building Commission 09/01/2031 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.26%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.24%
City of Lenexa KS 09/01/2033 3.00%	1.24%
Total % of Top 10 Holdings	14.02%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.carret.com/carret-kansas-tax-exempt-bond-fund.

Distributor, ALPS Distributors, Inc.

Phone: 888.266.8787

Email: info@carret.com

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.266.8787.

CARRET KANSAS TAX-EXEMPT BOND FUND - INSTITUTIONAL

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025

02110A522–SA–03312025

CLARKSTON FOUNDERS FUND

Founders Class: CFMDX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$40	0.80%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Founders Class had a return of -1.27% compared to -2.81% for the Russell Midcap® Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

  Lamb Weston Holdings, Inc. (LW), a company that engages in the production, distribution, and marketing of frozen potato products in the United States, Canada, Mexico, and internationally that offers frozen potatoes, commercial ingredients, and appetizers under the Lamb Weston brand, as well as under various customer labels

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Founders - $11,151
Russell 3000® Index - $14,205
Russell Midcap® Index - $12,242
$15,000
$10,000
$5,000
$0
2/16/2021
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Clarkston Founders Fund - Founders - $11,151	Russell 3000® Index - $14,205	Russell Midcap® Index - $12,242
2/16/2021	$10,000.00	$10,000.00	$10,000.01
3/31/2021	$10,366.20	$10,014.44	$9,999.73
9/30/2021	$9,709.86	$10,828.58	$10,650.09
3/31/2022	$10,287.35	$11,208.59	$10,691.83
9/30/2022	$8,871.31	$8,919.79	$8,584.62
3/31/2023	$9,916.10	$10,246.88	$9,752.87
9/30/2023	$9,723.29	$10,744.89	$9,738.90
3/31/2024	$11,119.15	$13,248.53	$11,932.23
9/30/2024	$11,294.20	$14,526.40	$12,595.16
3/31/2025	$11,150.97	$14,204.94	$12,241.84

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	0.29%	2.68%
Russell 3000® Index	7.22%	8.90%
Russell Midcap® Index	2.59%	5.03%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$778,822,536
  # of Portfolio Holdings (excluding cash)25
  Portfolio Turnover Rate12%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	11.02%
Technology	7.39%
Health Care	9.57%
Consumer Discretionary	10.02%
Industrials	16.60%
Financials	18.14%
Consumer Staples	27.26%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	7.92%
Clarivate PLC	6.34%
Affiliated Managers Group, Inc.	5.20%
GFL Environmental Inc.	5.18%
Anheuser-Busch InBev SA/NV - ADR	4.78%
US Foods Holding Corp.	4.66%
Molson Coors Beverage Co.	4.61%
Warner Bros. Discovery, Inc.	4.20%
FedEx Corp.	3.82%
Willis Towers Watson PLC	3.69%
Total % of Top 10 Holdings	50.40%

Clarkston Founders Fund - Founders Class : CFMDX

Semi-Annual Shareholder Report - March 31, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A498–SA–03312025

CLARKSTON FOUNDERS FUND

Institutional Class: CIMDX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$45	0.90%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Institutional Class had a return of -1.31% compared to -2.81% for the Russell Midcap® Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

  Lamb Weston Holdings, Inc. (LW), a company that engages in the production, distribution, and marketing of frozen potato products in the United States, Canada, Mexico, and internationally that offers frozen potatoes, commercial ingredients, and appetizers under the Lamb Weston brand, as well as under various customer labels

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Founders Fund - Institutional - $18,493
Russell 3000® Index - $26,917
Russell Midcap® Index - $21,298
$30,000
$20,000
$10,000
$0
1/31/2017
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Clarkston Founders Fund - Institutional - $18,493	Russell 3000® Index - $26,917	Russell Midcap® Index - $21,298
1/31/2017	$10,000.00	$10,000.00	$10,000.00
3/31/2017	$10,270.00	$10,378.98	$10,266.89
9/30/2017	$10,640.00	$11,180.72	$10,910.60
3/31/2018	$11,084.57	$11,812.65	$11,519.28
9/30/2018	$11,385.78	$13,146.27	$12,435.94
3/31/2019	$11,364.13	$12,848.21	$12,264.58
9/30/2019	$11,990.90	$13,529.83	$12,832.06
3/31/2020	$10,244.09	$11,675.76	$10,019.36
9/30/2020	$13,110.31	$15,559.49	$13,416.23
3/31/2021	$17,258.65	$18,976.41	$17,397.37
9/30/2021	$16,165.93	$20,519.14	$18,528.86
3/31/2022	$17,110.29	$21,239.23	$18,601.47
9/30/2022	$14,753.59	$16,902.16	$14,935.38
3/31/2023	$16,475.41	$19,416.87	$16,967.88
9/30/2023	$16,154.61	$20,360.55	$16,943.58
3/31/2024	$18,459.07	$25,104.70	$20,759.50
9/30/2024	$18,738.58	$27,526.15	$21,912.85
3/31/2025	$18,493.42	$26,917.01	$21,298.16

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	0.19%	12.54%	7.82%
Russell 3000® Index	7.22%	18.18%	12.90%
Russell Midcap® Index	2.59%	16.28%	9.71%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$778,822,536
  # of Portfolio Holdings (excluding cash)25
  Portfolio Turnover Rate12%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-founders-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	11.02%
Technology	7.39%
Health Care	9.57%
Consumer Discretionary	10.02%
Industrials	16.60%
Financials	18.14%
Consumer Staples	27.26%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	7.92%
Clarivate PLC	6.34%
Affiliated Managers Group, Inc.	5.20%
GFL Environmental Inc.	5.18%
Anheuser-Busch InBev SA/NV - ADR	4.78%
US Foods Holding Corp.	4.66%
Molson Coors Beverage Co.	4.61%
Warner Bros. Discovery, Inc.	4.20%
FedEx Corp.	3.82%
Willis Towers Watson PLC	3.69%
Total % of Top 10 Holdings	50.40%

Clarkston Founders Fund - Institutional Class : CIMDX

Semi-Annual Shareholder Report - March 31, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A647–SA–03312025

CLARKSTON FUND

Institutional Class: CILGX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Fund Institutional Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$32	0.65%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund had a return of -2.42% compared to -1.87% for the Russell 1000® Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

  Capital One Financial Corporation (COF), a financial services holding company for the Capital One, National Association, which engages in the provision of various financial products and services in the United States, Canada, and the United Kingdom

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

  IQVIA Holdings Inc. (IQV), a provider of clinical research services, commercial insights, and healthcare intelligence to the life sciences and healthcare industries in the Americas, Europe, Africa, and the Asia-Pacific

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Fund - $20,786
Russell 3000® Index - $30,440
Russell 1000® Index - $31,203
$40,000
$30,000
$20,000
$10,000
$0
4/1/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Clarkston Fund - $20,786	Russell 3000® Index - $30,440	Russell 1000® Index - $31,203
4/1/2016	$10,000.00	$10,000.00	$10,000.00
9/30/2016	$10,520.00	$10,651.67	$10,602.18
3/31/2017	$11,271.84	$11,737.55	$11,671.67
9/30/2017	$11,585.22	$12,644.23	$12,567.65
3/31/2018	$11,726.63	$13,358.88	$13,303.22
9/30/2018	$12,279.68	$14,867.07	$14,800.28
3/31/2019	$12,661.47	$14,530.00	$14,540.54
9/30/2019	$13,620.34	$15,300.84	$15,373.48
3/31/2020	$10,996.41	$13,204.07	$13,373.48
9/30/2020	$13,731.26	$17,596.17	$17,835.26
3/31/2021	$18,393.09	$21,460.36	$21,476.10
9/30/2021	$17,862.05	$23,205.03	$23,357.70
3/31/2022	$18,728.70	$24,019.37	$24,325.99
9/30/2022	$15,301.96	$19,114.60	$19,336.61
3/31/2023	$18,053.88	$21,958.47	$22,284.19
9/30/2023	$17,909.66	$23,025.67	$23,434.76
3/31/2024	$21,233.99	$28,390.82	$28,940.02
9/30/2024	$21,301.83	$31,129.23	$31,796.23
3/31/2025	$20,785.56	$30,440.35	$31,203.36

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	-2.11%	13.58%	8.47%
Russell 3000® Index	7.22%	18.18%	13.17%
Russell 1000® Index	7.82%	18.47%	13.48%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$179,447,666
  # of Portfolio Holdings (excluding cash)27
  Portfolio Turnover Rate8%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	13.57%
Telecommunications	3.50%
Technology	6.01%
Consumer Discretionary	9.32%
Health Care	9.64%
Financials	15.36%
Industrials	15.81%
Consumer Staples	26.79%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	6.61%
Clarivate PLC	6.01%
Anheuser-Busch InBev SA/NV - ADR	6.00%
US Foods Holding Corp.	4.74%
Affiliated Managers Group, Inc.	4.40%
FedEx Corp.	4.01%
Molson Coors Beverage Co.	3.90%
Warner Bros. Discovery, Inc.	3.80%
Avantor, Inc.	3.61%
Lamb Weston Holdings, Inc.	3.56%
Total % of Top 10 Holdings	46.64%

Clarkston Fund - Institutional Class : CILGX

Semi-Annual Shareholder Report - March 31, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A662–SA–03312025

CLARKSTON PARTNERS FUND

Founders Class: CFSMX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$41	0.85%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Founders Class had a return of -6.11% compared to -6.93% for the Russell 2500TM Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Brown & Brown, Inc. (BRO), a company that markets and sells insurance products and services in the United States, Canada, Ireland, the United Kingdom, and internationally that operates through four segments: Retail, Programs, Wholesale Brokerage, and Services

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Leslie's, Inc. (LESL), a company that operates as a direct-to-consumer pool and spa care brand in the United States that markets and sells pool and spa supplies and related products and services

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Clarkston Partners Fund - Founders - $20,091
Russell 3000® Index - $31,756
Russell 2500™ Index - $21,817
$40,000
$30,000
$20,000
$10,000
$0
9/15/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Clarkston Partners Fund - Founders - $20,091	Russell 3000® Index - $31,756	Russell 2500™ Index - $21,817
9/15/2015	$10,000.00	$10,000.00	$10,000.00
9/30/2015	$9,700.00	$9,665.53	$9,498.31
3/31/2016	$10,417.33	$10,370.99	$9,848.18
9/30/2016	$11,128.51	$11,111.89	$10,869.43
3/31/2017	$11,940.92	$12,244.68	$11,968.39
9/30/2017	$12,559.25	$13,190.54	$12,803.44
3/31/2018	$13,200.13	$13,936.07	$13,441.98
9/30/2018	$13,652.11	$15,509.42	$14,876.68
3/31/2019	$13,488.32	$15,157.78	$14,044.62
9/30/2019	$14,127.99	$15,961.93	$14,275.04
3/31/2020	$11,825.29	$13,774.57	$10,888.60
9/30/2020	$14,435.32	$18,356.44	$14,591.80
3/31/2021	$20,127.60	$22,387.58	$20,623.06
9/30/2021	$18,689.92	$24,207.63	$21,162.24
3/31/2022	$19,810.73	$25,057.15	$20,693.43
9/30/2022	$17,509.66	$19,940.47	$16,695.43
3/31/2023	$19,196.19	$22,907.21	$18,543.58
9/30/2023	$18,775.22	$24,020.53	$18,579.37
3/31/2024	$21,311.28	$29,617.48	$22,517.74
9/30/2024	$21,398.74	$32,474.21	$23,440.98
3/31/2025	$20,091.13	$31,755.57	$21,817.36

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	-5.73%	11.18%	7.59%
Russell 3000® Index	7.22%	18.18%	12.87%
Russell 2500™ Index	-3.11%	14.91%	8.52%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$1,049,289,614
  # of Portfolio Holdings (excluding cash)24
  Portfolio Turnover Rate12%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	7.83%
Telecommunications	3.04%
Consumer Discretionary	7.43%
Technology	7.68%
Health Care	10.79%
Industrials	13.94%
Financials	17.66%
Consumer Staples	31.63%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	9.34%
Clarivate PLC	6.60%
Affiliated Managers Group, Inc.	6.33%
Molson Coors Beverage Co.	5.66%
LPL Financial Holdings Inc.	5.46%
US Foods Holding Corp.	5.02%
GFL Environmental Inc.	5.00%
John Wiley & Sons, Inc.	4.25%
Lamb Weston Holdings, Inc.	4.06%
Energizer Holdings, Inc.	3.92%
Total % of Top 10 Holdings	55.64%

Clarkston Partners Fund - Founders Class : CFSMX

Semi-Annual Shareholder Report - March 31, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A670–SA–03312025

CLARKSTON PARTNERS FUND

Institutional Class: CISMX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$45	0.94%

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Institutional Class had a return of -6.13% compared to -6.93% for the Russell 2500TM Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Brown & Brown, Inc. (BRO), a company that markets and sells insurance products and services in the United States, Canada, Ireland, the United Kingdom, and internationally that operates through four segments: Retail, Programs, Wholesale Brokerage, and Services

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Leslie's, Inc. (LESL), a company that operates as a direct-to-consumer pool and spa care brand in the United States that markets and sells pool and spa supplies and related products and services

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $25,000 INVESTMENT

Clarkston Partners Fund - Institutional Class - $49,732
Russell 3000® Index - $79,389
Russell 2500™ Index - $54,543
$80,000
$60,000
$40,000
$20,000
$0
9/15/2015
3/31/2016
3/31/2017
3/31/2018
3/31/2019
3/31/2020
3/31/2021
3/31/2022
3/31/2023
3/31/2024
3/31/2025

	Clarkston Partners Fund - Institutional Class - $49,732	Russell 3000® Index - $79,389	Russell 2500™ Index - $54,543
9/15/2015	$25,000.00	$25,000.00	$25,000.00
3/31/2016	$26,005.94	$25,927.48	$24,620.46
3/31/2017	$29,776.87	$30,611.70	$29,920.97
3/31/2018	$32,884.06	$34,840.16	$33,604.94
3/31/2019	$33,562.83	$37,894.46	$35,111.56
3/31/2020	$29,400.48	$34,436.43	$27,221.49
3/31/2021	$49,960.98	$55,968.95	$51,557.64
3/31/2022	$49,151.48	$62,642.88	$51,733.58
3/31/2023	$47,570.70	$57,268.02	$46,358.95
3/31/2024	$52,759.84	$74,043.70	$56,294.35
3/31/2025	$49,732.04	$79,388.91	$54,543.39

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	-5.74%	11.09%	7.47%
Russell 3000® Index	7.22%	18.18%	12.87%
Russell 2500™ Index	-3.11%	14.91%	8.52%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 844.680.6562 for current month-end performance.

FUND STATISTICS

  Total Net Assets$1,049,289,614
  # of Portfolio Holdings (excluding cash)24
  Portfolio Turnover Rate12%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.clarkstonfunds.com/literature/clarkston-partners-fund.

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	7.83%
Telecommunications	3.04%
Consumer Discretionary	7.43%
Technology	7.68%
Health Care	10.79%
Industrials	13.94%
Financials	17.66%
Consumer Staples	31.63%

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 844.680.6562.

DISCLOSURES

FTSE Russell (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. You cannot invest directly in an index.

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10%
Post Holdings, Inc.	9.34%
Clarivate PLC	6.60%
Affiliated Managers Group, Inc.	6.33%
Molson Coors Beverage Co.	5.66%
LPL Financial Holdings Inc.	5.46%
US Foods Holding Corp.	5.02%
GFL Environmental Inc.	5.00%
John Wiley & Sons, Inc.	4.25%
Lamb Weston Holdings, Inc.	4.06%
Energizer Holdings, Inc.	3.92%
Total % of Top 10 Holdings	55.64%

Clarkston Partners Fund - Institutional Class : CISMX

Semi-Annual Shareholder Report - March 31, 2025

Distributor, ALPS Distributors, Inc.

Phone: 844.680.6562

02110A688–SA–03312025

Hillman Value Fund

HCMAX

SEMI-ANNUAL SHAREHOLDER REPORT - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$47	0.95%

How did the Fund perform in the last six months?

For the six months ending March 31, 2025, the Hillman Value Fund returned -2.98% versus a return of 0.11% for the Russell 1000 Value Total Return Index. While the fund experienced near-term underperformance, it is our view that investment in enterprises which we believe possess sustainable competitive advantages, coupled with strict adherence to a fundamentally sound valuation discipline, will help to support performance over the long-term. The Fund enjoyed strong performance in the Communication Services and Industrials Sectors. The Consumer Staples, Materials, Information Technology, and Health Care Sectors negatively impacted results. The premiums generated from option writing nominally benefited performance.

How has the Fund performed last 10 years?

TOTAL RETURN BASED ON $10,000 INVESTMENT

Hillman Value Fund - $25,947
FT Wilshire 5000 Index - TR - $31,053
Russell 1000® Value Index TR - $23,230
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$31,052.75
$25,946.51
$23,229.91
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025

	Hillman Value Fund - $25,947	FT Wilshire 5000 Index - TR - $31,053	Russell 1000® Value Index TR - $23,230
3/31/2015	$10,000.00	$10,000.00	$10,000.00
9/30/2015	$9,115.68	$9,317.58	$9,170.43
3/31/2016	$9,953.09	$10,026.37	$9,845.91
9/30/2016	$10,545.80	$10,747.25	$10,655.58
3/31/2017	$11,823.10	$11,867.03	$11,738.60
9/30/2017	$12,486.81	$12,781.32	$12,267.00
3/31/2018	$12,761.30	$13,494.51	$12,554.18
9/30/2018	$14,197.44	$15,030.77	$13,426.23
3/31/2019	$14,756.95	$14,693.41	$13,266.56
9/30/2019	$15,799.62	$15,467.03	$13,963.37
3/31/2020	$12,825.63	$13,380.22	$10,988.91
9/30/2020	$15,157.02	$17,808.79	$13,261.73
3/31/2021	$20,564.78	$21,707.69	$17,152.30
9/30/2021	$21,680.20	$23,570.33	$17,904.92
3/31/2022	$22,704.48	$24,550.55	$19,153.77
9/30/2022	$17,874.77	$19,523.08	$15,870.38
3/31/2023	$21,634.83	$22,427.47	$18,021.11
9/30/2023	$21,681.39	$23,520.88	$18,161.78
3/31/2024	$26,462.48	$28,990.11	$21,673.64
9/30/2024	$26,742.47	$31,794.51	$23,203.76
3/31/2025	$25,946.51	$31,052.75	$23,229.91

AVERAGE ANNUAL TOTAL RETURNS

Fund	1 Year	5 Year	10 Year
Hillman Value Fund	-1.95%	15.13%	10.00%
FT Wilshire 5000 Index - TR	7.11%	18.34%	12.00%
Russell 1000® Value Index TR	7.18%	16.15%	8.79%

FUND STATISTICS

  Total Net Assets$141,870,338
  # of Portfolio Holdings39
  Portfolio Turnover Rate25%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The "Average Annual Total Return" table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Call 1-855-400-5994 for current month-end performance.

What did the Fund invest in?

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.69%
Industrials	2.50%
Consumer Discretionary	5.18%
Materials	7.47%
Financials	7.52%
Information Technology	14.45%
Communication Services	15.55%
Health Care	20.35%
Consumer Staples	23.29%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	96.31%
Cash, Cash Equivalents, & Other Net Assets	3.69%

TOP TEN HOLDINGS

(% of Net Assets)

Top 10%
The Campbell's Company	2.70%
AT&T, Inc.	2.67%
Verizon Communications, Inc.	2.67%
CarMax, Inc.	2.66%
Hershey Co.	2.63%
Kraft Heinz Co.	2.62%
Conagra Brands, Inc.	2.61%
Constellation Brands, Inc.	2.61%
Baxter International, Inc.	2.61%
Zimmer Biomet Holdings, Inc.	2.60%
Total % of Top 10 Holdings	26.38%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://hcmfunds.com/resources.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent at 1-855-400-5944.

Hillman Value Fund — HCMAX

SEMI-ANNUAL SHAREHOLDER REPORT - March 31, 2025

Phone: 1-855-400-5944

Distributor, ALPS Distributors, Inc.

02110A514–SA–03312025

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investor: WASIX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Seven Canyons Strategic Global Fund - Investor for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://sevencanyonsadvisors.com/investor-reports. You can also request this information by contacting us at

833-722-6966.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COST FOR LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons Strategic Global Fund - Investor	$68	1.40%

FUND STATISTICS

  Total Net Assets$11,684,341
  # of Portfolio Holdings26
  Portfolio Turnover Rate119%

MATERIAL FUND CHANGES

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund. The effective date of the reorganization was April 4, 2025.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://sevencanyonsadvisors.com/investor-reports.

SEVEN CANYONS STRATEGIC GLOBAL FUND - Investor : WASIX

Semi-Annual Shareholder Report - March 31, 2025

Phone: 833-722-6966

02110A589–SA–03312025

Distributor, ALPS Distributors, Inc.

SEVEN CANYONS WORLD INNOVATORS FUND

Institutional: WIGTX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Seven Canyons World Innovators Fund - Institutional for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://sevencanyonsadvisors.com/investor-reports. You can also request this information by contacting us at

833-722-6966.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COST FOR LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Institutional	$77	1.60%

FUND STATISTICS

  Total Net Assets$36,129,346
  # of Portfolio Holdings42
  Portfolio Turnover Rate91%

MATERIAL FUND CHANGES

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund.

The effective date of the reorganization was April 4, 2025.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://sevencanyonsadvisors.com/investor-reports.

SEVEN CANYONS WORLD INNOVATORS FUND - Institutional : WIGTX

Semi-Annual Shareholder Report - March 31, 2025

Phone: 833-722-6966

02110A563–SA–03312025

Distributor, ALPS Distributors, Inc.

SEVEN CANYONS WORLD INNOVATORS FUND

Investor: WAGTX

Semi-Annual Shareholder Report - March 31, 2025

FUND OVERVIEW

This semi-annual shareholder report contains important information about Seven Canyons World Innovators Fund - Investor for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://sevencanyonsadvisors.com/investor-reports. You can also request this information by contacting us at

833-722-6966.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND’S COST FOR LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Investor	$82	1.70%

FUND STATISTICS

  Total Net Assets$36,129,346
  # of Portfolio Holdings42
  Portfolio Turnover Rate91%

MATERIAL FUND CHANGES

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund.

The effective date of the reorganization was April 4, 2025.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://sevencanyonsadvisors.com/investor-reports.

SEVEN CANYONS WORLD INNOVATORS FUND - Investor : WAGTX

Semi-Annual Shareholder Report - March 31, 2025

Phone: 833-722-6966

02110A571–SA–03312025

Distributor, ALPS Distributors, Inc.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	10
Additional Information	21
Changes in and Disagreements with Accountants	22
Proxy Disclosures	23
Remuneration Paid to Directors, Officers and Others	24
Statement Regarding Basis for Approval of Investment Advisory Agreement	25

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2025 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (106.91%)
Call Option Contracts (102.24%)(a)(b)
S&P 500® Mini Index:
Goldman Sachs	04/14/2025	$67.30	550	$30,865,450	$27,162,410
Goldman Sachs	04/14/2025	69.00	120	6,734,280	5,906,159
Goldman Sachs	04/14/2025	512.74	550	30,865,450	2,745,437
Goldman Sachs	04/14/2025	530.09	120	6,734,280	404,817
Goldman Sachs	05/14/2025	69.00	545	30,584,855	26,821,600
Goldman Sachs	05/14/2025	70.80	100	5,611,900	4,903,491
Goldman Sachs	05/14/2025	530.09	545	30,584,855	2,123,985
Goldman Sachs	05/14/2025	544.28	100	5,611,900	276,309
Goldman Sachs	06/13/2025	70.80	570	31,987,830	27,938,505
Goldman Sachs	06/13/2025	72.00	55	3,086,545	2,689,306
Goldman Sachs	06/13/2025	544.28	570	31,987,830	1,847,358
Goldman Sachs	06/13/2025	552.90	55	3,086,545	142,045
Goldman Sachs	07/14/2025	73.55	635	35,635,565	30,952,466
Goldman Sachs	07/14/2025	563.10	635	35,635,565	1,477,322
Goldman Sachs	08/14/2025	72.00	650	36,477,350	31,778,557
Goldman Sachs	08/14/2025	552.90	650	36,477,350	2,199,139
Goldman Sachs	09/12/2025	73.42	640	35,916,160	31,186,291
Goldman Sachs	09/12/2025	561.07	640	35,916,160	2,023,080
Goldman Sachs	10/14/2025	76.10	615	34,513,185	29,805,341
Goldman Sachs	10/14/2025	584.16	615	34,513,185	1,321,381
Goldman Sachs	11/14/2025	78.25	500	28,059,500	24,119,177
Goldman Sachs	11/14/2025	600.94	500	28,059,500	811,145
Goldman Sachs	12/12/2025	78.25	285	15,993,915	13,740,279
Goldman Sachs	12/12/2025	79.78	240	13,468,560	11,535,080
Goldman Sachs	12/12/2025	600.94	285	15,993,915	522,070
Goldman Sachs	12/12/2025	611.12	240	13,468,560	335,843
Goldman Sachs	01/14/2026	73.53	200	11,223,800	9,741,268
Goldman Sachs	01/14/2026	79.78	330	18,519,270	15,873,343
Goldman Sachs	01/14/2026	565.09	200	11,223,800	816,928
Goldman Sachs	01/14/2026	611.12	330	18,519,270	541,583
Goldman Sachs	02/13/2026	73.53	450	25,253,550	21,909,241
Goldman Sachs	02/13/2026	565.09	450	25,253,550	1,947,644
				727,863,430	335,598,600

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	1

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2025 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (106.91%) (continued)
Put Option Contracts (4.68%)
S&P 500® Mini Index:
Goldman Sachs	04/14/2025	$512.74	550	$30,865,450	$41,061
Goldman Sachs	04/14/2025	530.09	120	6,734,280	21,778
Goldman Sachs	05/14/2025	530.09	545	30,584,855	296,721
Goldman Sachs	05/14/2025	544.28	100	5,611,900	82,168
Goldman Sachs	06/13/2025	544.28	570	31,987,830	651,196
Goldman Sachs	06/13/2025	552.90	55	3,086,545	74,498
Goldman Sachs	07/14/2025	563.10	635	35,635,565	1,228,146
Goldman Sachs	08/14/2025	552.90	650	36,477,350	1,185,899
Goldman Sachs	09/12/2025	561.07	640	35,916,160	1,456,244
Goldman Sachs	10/14/2025	584.16	615	34,513,185	2,065,217
Goldman Sachs	11/14/2025	600.94	500	28,059,500	2,160,808
Goldman Sachs	12/12/2025	600.94	285	15,993,915	1,257,320
Goldman Sachs	12/12/2025	611.12	240	13,468,560	1,192,414
Goldman Sachs	01/14/2026	565.09	200	11,223,800	597,071
Goldman Sachs	01/14/2026	611.12	330	18,519,270	1,649,943
Goldman Sachs	02/13/2026	565.09	450	25,253,550	1,397,432
				363,931,715	15,357,916
TOTAL PURCHASED OPTION CONTRACTS
(Cost $359,342,877)				$1,091,795,145	$350,956,516

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.04%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(c)	3.935%	768,376	$768,376
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	4.272%	2,655,409	2,655,409
			3,423,785
TOTAL SHORT TERM INVESTMENTS
(Cost $3,423,785)			3,423,785

TOTAL INVESTMENTS (107.95%)
(Cost $362,766,662)			$354,380,301

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.95%)			(26,112,889)

NET ASSETS (100.00%)			$328,267,412

See Notes to Financial Statements and Financial Highlights.
2	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2025 (Unaudited)

(a)	Held in connection with written option contracts.
(b)	Non-income producing
(c)	$768,376 is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (7.74%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (2.07%)
S&P 500® Mini Index:
Goldman Sachs	04/14/25	$461.47	(550)	$686,924	$(30,865,450)	$(11,968)
Goldman Sachs	04/14/25	477.08	(120)	110,634	(6,734,280)	(3,980)
Goldman Sachs	05/14/25	477.08	(545)	547,699	(30,584,855)	(73,752)
Goldman Sachs	05/14/25	489.85	(100)	100,095	(5,611,900)	(17,910)
Goldman Sachs	06/13/25	489.85	(570)	618,423	(31,987,830)	(195,160)
Goldman Sachs	06/13/25	497.61	(55)	61,817	(3,086,545)	(21,265)
Goldman Sachs	07/14/25	506.79	(635)	742,920	(35,635,565)	(421,846)
Goldman Sachs	08/14/25	497.61	(650)	856,020	(36,477,350)	(466,673)
Goldman Sachs	09/12/25	504.96	(640)	986,210	(35,916,160)	(616,866)
Goldman Sachs	10/14/25	525.74	(615)	961,216	(34,513,185)	(919,591)
Goldman Sachs	11/14/25	540.85	(500)	656,978	(28,059,500)	(1,007,274)
Goldman Sachs	12/12/25	540.85	(285)	402,977	(15,993,915)	(610,881)
Goldman Sachs	12/12/25	550.01	(240)	307,908	(13,468,560)	(576,536)
Goldman Sachs	01/14/26	508.58	(200)	288,389	(11,223,800)	(303,394)
Goldman Sachs	01/14/26	550.01	(330)	460,003	(18,519,270)	(825,988)
Goldman Sachs	02/13/26	508.58	(450)	694,326	(25,253,550)	(731,562)
				8,482,539	(363,931,715)	(6,804,646)
Call Option Contracts - (5.67%)
S&P 500® Mini Index:
Goldman Sachs	04/14/25	542.38	(1,100)	2,870,948	(61,730,900)	(2,507,397)
Goldman Sachs	04/14/25	555.69	(240)	547,429	(13,468,560)	(317,439)
Goldman Sachs	05/14/25	557.81	(1,090)	2,608,319	(61,169,710)	(1,972,668)
Goldman Sachs	05/14/25	570.13	(200)	461,791	(11,223,800)	(216,113)
Goldman Sachs	06/13/25	572.47	(1,140)	2,769,007	(63,975,660)	(1,608,373)
Goldman Sachs	06/13/25	576.95	(110)	246,615	(6,173,090)	(125,775)
Goldman Sachs	07/14/25	591.87	(1,270)	3,238,441	(71,271,130)	(1,075,111)
Goldman Sachs	08/14/25	580.93	(1,300)	3,216,139	(72,954,700)	(2,190,691)
Goldman Sachs	09/12/25	588.67	(1,280)	3,261,378	(71,832,320)	(2,043,672)
Goldman Sachs	10/14/25	613.19	(1,230)	3,328,321	(69,026,370)	(1,103,285)
Goldman Sachs	11/14/25	626.66	(1,000)	2,560,955	(56,119,000)	(708,198)
Goldman Sachs	12/12/25	628.46	(570)	1,533,844	(31,987,830)	(464,080)
Goldman Sachs	12/12/25	635.93	(480)	1,212,455	(26,937,120)	(300,618)
Goldman Sachs	01/14/26	590.58	(400)	1,090,379	(22,447,600)	(1,044,654)
Goldman Sachs	01/14/26	638.62	(660)	1,747,646	(37,038,540)	(480,071)

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	3

Beacon Planned Return Strategy Fund	Portfolio of Investments
March 31, 2025 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Goldman Sachs	02/13/26	$592.84	(900)	$2,565,852	$(50,507,100)	$(2,457,791)
				33,259,519	(727,863,430)	(18,615,936)

TOTAL WRITTEN OPTION CONTRACTS				$41,742,058	$(1,091,795,145)	$(25,420,582)

See Notes to Financial Statements and Financial Highlights.
4	www.beacontrust.com

Beacon Planned
Return Strategy Fund	Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $362,766,662)	$354,380,301
Receivable for shares sold	25,025
Dividends and interest receivable	395
Other assets	21,374
Total Assets	354,427,095

LIABILITIES:
Written options, at value (premiums received $41,742,058)	25,420,582
Payable for administration and transfer agent fees	136,586
Payable for shares redeemed	258,842
Payable to adviser	281,377
Payable for distribution and service fees	25,915
Payable for printing fees	795
Payable for professional fees	21,826
Payable for trustees' fees and expenses	1,520
Payable to Chief Compliance Officer fees	3,592
Accrued expenses and other liabilities	8,648
Total Liabilities	26,159,683
NET ASSETS	$328,267,412

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$327,812,956
Total distributable earnings	454,456
NET ASSETS	$328,267,412

PRICING OF SHARES(a)
Institutional Class :
Net Asset Value, offering and redemption price per share	$9.85
Net Assets	$328,267,412
Shares of beneficial interest outstanding	33,316,029

(a)	A 2% redemption fee is applied to any shares sold or exchanged within 60 days of purchase.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	5

Beacon Planned
Return Strategy Fund	Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$168,982
Total Investment Income	168,982

EXPENSES:
Investment advisory fees (Note 7)	1,733,020
Administration fees	207,081
Shareholder service fees
Institutional Class	73,652
Custody fees	2,730
Legal fees	10,327
Audit and tax fees	10,368
Transfer agent fees	34,331
Trustees' fees and expenses	18,302
Registration and filing fees	7,298
Printing fees	3,718
Chief Compliance Officer fees	15,531
Insurance fees	5,218
Other expenses	5,231
Total Expenses	2,126,807
NET INVESTMENT LOSS	(1,957,825)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	(71,377,397)
Written options contracts	92,187,430
Net realized gain	20,810,033
Change in unrealized appreciation/(depreciation) on:
Investments	(91,501,360)
Written options contracts	75,168,233
Net change	(16,333,127)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS	4,476,906
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,519,081

See Notes to Financial Statements and Financial Highlights.
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Beacon Planned
Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment loss	$(1,957,825)	$(4,124,557)
Net realized gain on investments and written options	20,810,033	48,900,565
Net change in unrealized appreciation/(depreciation) on investments and written options	(16,333,127)	5,419,652
Net increase in net assets resulting from operations	2,519,081	50,195,660

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(49,344,186)	(20,445,278)
Total distributions	(49,344,186)	(20,445,278)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Institutional Class
Shares sold	36,917,766	15,846,387
Dividends reinvested	43,042,161	18,074,605
Shares redeemed	(89,108,912)	(31,613,818)
Net increase/(decrease) from beneficial share transactions	(9,148,985)	2,307,174
Net increase/(decrease) in net assets	(55,974,090)	32,057,556

NET ASSETS:
Beginning of period	384,241,502	352,183,946
End of period	$328,267,412	$384,241,502

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	7

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Return of capital
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses
Net investment loss

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.
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Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$11.40		$10.52	$8.72	$11.13	$10.49	$10.44

(0.06)		(0.12)	(0.11)	(0.12)	(0.13)	(0.12)
0.15		1.61	1.91	(0.85)	1.31	0.85
0.09		1.49	1.80	(0.97)	1.18	0.73

(1.64)		(0.61)	–	(1.41)	(0.54)	(0.68)
–		–	–	(0.03)	–	–
(1.64)		(0.61)	–	(1.44)	(0.54)	(0.68)
(1.55)		0.88	1.80	(2.41)	0.64	0.05
$9.85		$11.40	$10.52	$8.72	$11.13	$10.49

0.70%		14.70%	20.64%	(10.41%)	11.53%	7.21%

$328,267		$384,242	$352,184	$306,278	$362,773	$315,389

1.23	%(c)	1.20%	1.21%	1.19%	1.19%	1.20%
(1.13	%)(c)	(1.12%)	(1.14%)	(1.18%)	(1.19%)	(1.19%)

0%		0%	0%	0%	0%	0%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	9

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Beacon Planned Return Strategy Fund. The Fund is non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified Fund. The primary investment objectives of the Beacon Planned Return Strategy Fund is to deliver capital preservation and capital appreciation. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Fund generally values securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange ("FLEX") Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Fair Value Measurements: The Fund disclose the classification of fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value investments as of March 31, 2025:

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$350,956,516	$–	$350,956,516
Short Term Investments	3,423,785	–	–	3,423,785
Total	$3,423,785	$350,956,516	$–	$354,380,301

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(25,420,582)	$–	$(25,420,582)
Total	$–	$(25,420,582)	$–	$(25,420,582)

Semi-Annual Report | March 31, 2025	11

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

There were no Level 3 securities held during the six months ended March 31, 2025.

Cash & Cash Equivalents: The Fund considers investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund's tax returns is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund's administrator has analyzed the Fund's tax positions and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund's financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

3. DERIVATIVE INSTRUMENTS

The Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Fund may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase market value exposure relative to net assets and can substantially increase the volatility of performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Semi-Annual Report | March 31, 2025	13

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

The average option contract notional amount during the six months ended March 31, 2025, is noted below. These are equity options which have an element of equity security risk.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,044,869,642
Written Option Contracts	Notional value of contracts outstanding	$1,044,869,642

Derivative Instruments: The following tables disclose the amounts related to the Fund's use of derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2025:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$350,956,516	Written Options, at value	$25,420,582
		$350,956,516		$25,420,582

Semi-Annual Report | March 31, 2025	15

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2025:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$(71,377,397)	$(91,501,360)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	92,187,430	75,168,233
Total		$20,810,033	$(16,333,127)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

No distributions were paid by the Funds during the fiscal year ended September 30, 2024.

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2025, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for federal tax purposes were as follows:

Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$28,818,301
Gross unrealized depreciation (excess of tax cost over value)(a)	(20,883,187)
Net unrealized appreciation	$7,935,114
Cost of investments for income tax purposes	$362,766,662

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Planned Return Strategy Fund	$–	$–

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any creditor have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2025, the redemption fees charged by the Fund, if any, is presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Beacon Planned Return Strategy Fund
Institutional Class
Shares sold	3,686,276	1,488,974
Shares issued in reinvestment of distributions to shareholders	4,347,693	1,724,676
Shares redeemed	(8,434,199)	(2,967,716)
Net increase/(decrease) in shares outstanding	(400,230)	245,934

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 86% of the outstanding shares of the Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Fund.

Semi-Annual Report | March 31, 2025	17

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund's portfolio. The Adviser manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee that is based on average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 1.40%. The Fee Waiver Agreement shall continue at least through January 31, 2026, and will automatically continue upon annual approval of the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, the Fee Waiver Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that each Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis. There were no fees waived or reimbursed for the six months ended March 31, 2025.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2025, are disclosed in the Statements of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

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Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of Institutional Class shares, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Fund are disclosed in the Statements of Operations.

8. TRUSTEES AND OFFICERS

As of March 31, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Fund pay ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2025	19

Beacon Planned Return Strategy Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

20	www.beacontrust.com

Beacon Planned Return Strategy Fund	Additional Information

March 31, 2025 (Unaudited)

TAX DESIGNATIONS

Pursuant to Section 852(b)(3) of the Internal Revenue Code the Fund designates the amount listed below as long-term capital gain dividends:

Beacon Planned Return Strategy Fund	$34,425,875

Semi-Annual Report | March 31, 2025	21

Beacon Planned Return Strategy Fund	Changes in and Disagreements with Accountants
March 31, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

22	www.beacontrust.com

Beacon Planned Return Strategy Fund	Proxy Disclosures

March 31, 2025 (Unaudited)

Not applicable to the period covered by this report.

Semi-Annual Report | March 31, 2025	23

Beacon Planned Return Strategy Fund	Remuneration Paid to Directors, Officers and Others

March 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2025:

Beacon Planned Return Strategy Fund

Trustee	Amount Paid
Ward Armstrong	$4,726.22
J.W. Hutchens	4,269.14
Merrilyn Kosier	4,269.14
Patrick Seese	4,471.00
Total	$17,735.30

24	www.beacontrust.com

Beacon Planned	Statement Regarding Basis for Approval
Return Strategy Fund	of Investment Advisory Agreement
March 31, 2025 (Unaudited)

Not applicable to the period covered by this Report.

Semi-Annual Report | March 31, 2025	25

Beacon Planned Return Strategy Fund

This material must be preceded by a prospectus.
The Beacon Fund are distributed by ALPS Distributors, Inc.

Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements and Financial Highlights	17
Additional Information	24
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	25
Proxy Disclosures	26
Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	27
Statement Regarding Basis for Approval of Investment Advisory Contract	28

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.31%)
Communications (0.12%)
Beasley Broadcast Group, Inc.(a)(b)(c)	2,640	$12,454
XPLORE INC/STONEPEAK FALCON(a)(b)	71,771	805,463
Total Communications		817,917

Consumer, Cyclical (0.04%)
Libbey Glass Inc.(b)(d)	166,360	277,322

Consumer, Non-cyclical (0.73%)
Aquity Holdings Inc.(a)(b)(c)(d)	122,254	18,662
Envision Healthcare Corp.(b)(d)	427,081	4,804,662
Total Consumer, Non-cyclical		4,823,324

Technology (0.42%)
Applogic(a)(b)(c)	212,291	743,019
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	924,117
Matrix Parent, Inc.(b)(d)	83,868	1,132,218
Total Technology		2,799,354

TOTAL COMMON STOCKS
(Cost $9,059,412)		8,717,917

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (36.87%)
Basic Materials (1.22%)
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	$4,569,962	$3,404,622
TPC Group(e)	6M SOFR + 6.00%	11/22/2031	2,557,700	2,502,275
Vibrantz Technologies, Inc.(e)	0.50% Floor	4/23/2029	2,493,606	2,178,788
Total Basic Materials				8,085,685

Communications (2.94%)
Cox Media Group TL(e)	3M SOFR + 3.50%	6/18/2029	3,531,921	3,304,395
Hubbard Radio LLC(e)	1M SOFR + 4.25%, 1.00% Floor	4/30/2025	2,830,152	1,933,928
Plusgrade, Inc.(e)	3M SOFR + 3.50%	3/3/2031	2,214,286	2,208,750
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/12/2030	1,871,531	1,868,031
Syniverse Holdings LLC(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	5,478,781	5,366,246
Xplore TL(e)	1M SOFR + 5.00%	10/24/2029	376,785	364,069
Xplore TL(e)	1M SOFR + 1.50%	10/24/2031	1,273,096	994,606
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.00%	3/9/2027	3,711,222	3,446,798
Total Communications				19,486,823

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	1

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (8.72%)
Alterra Mountain(e)	1M SOFR + 2.75%	5/2/2028	$2,069,912	$2,064,737
Century Casinos, Inc.(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	3,035,127	2,714,556
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,980,623	1,978,563
DS Parents, INC.(e)	3M SOFR + 5.50%	12/13/2030	2,883,213	2,666,972
ECL Entertainment LLC(e)	1M SOFR + 3.50%, 0.75% Floor	8/16/2030	3,031,740	3,023,221
Hanesbrands, Inc.(e)	1M SOFR + 2.75%	3/8/2032	1,925,000	1,919,379
Harrah's Oklahoma TL(e)	1M SOFR + 9.00%	10/10/2030	2,403,094	2,385,071
J&J Ventures Gaming LLC(e)	1M SOFR + 3.50%, 0.75% Floor	4/26/2030	1,712,063	1,684,241
Jack Entertainment(e)	1M SOFR + 4.00%	1/27/2032	2,605,000	2,595,883
Libbey Glass LLC(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,779,484	1,721,650
Mad Engine Global LLC(e)	3M SOFR + 7.00%, 1.00% Floor	7/15/2027	2,253,576	1,954,977
Mountaineer Merger Corp.(e)	6M SOFR + 7.00%, 0.75% Floor	10/26/2028	2,726,907	2,181,526
Petco Health & Wellness(e)	3M SOFR + 3.25%	3/6/2028	2,102,497	1,910,644
PetSmart(e)	1M SOFR + 3.75%	2/14/2028	2,128,259	2,090,121
Regal Cineworld TL(e)	1M SOFR + 5.25%	10/31/2031	2,488,763	2,472,760
Restoration Hardware Inc.(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	3,007,354	2,860,745
S&S Holdings LLC(e)	1M SOFR + 5.00%, 0.50% Floor	3/11/2028	2,244,156	2,223,128
Sabre GLBL, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	955,837	916,409
Sabre GLBL, Inc.(e)	1M SOFR + 6.00%, 0.50% Floor	11/15/2029	1,525,236	1,487,105
Sabre GLBL, Inc.(e)	1M SOFR + 4.50%, 0.50% Floor	6/30/2028	87,501	84,366
Socotec TL(e)	1M SOFR + 4.00%	6/2/2028	3,000,000	2,996,250
Springs Window Fashions(a)(e)(f)	1M SOFR + 4.50%	12/18/2028	178,488	2,042
Springs Window Fashions Tranche A-2(e)	1M SOFR + 4.00%	10/6/2028	211,984	173,356
Swissport(e)	3M SOFR + 3.75%	5/2/2028	1,540,489	1,543,385
Travelport Finance Luxembourg Sarl(e)	3M SOFR + 7.00%, 1.00% Floor	9/29/2028	2,728,094	2,452,365
US LBM TL(e)	1M SOFR + 3.75%	6/6/2031	2,310,218	2,126,556
Veritiv TL(e)	3M SOFR + 4.50%	12/2/2030	2,230,090	2,215,215
Warhorse Gaming, LLC(e)	1M SOFR + 9.25%	6/15/2028	5,071,034	5,223,165
Total Consumer, Cyclical				57,668,388

See Notes to Financial Statements and Financial Highlights.

2	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (10.97%)
Alphia(e)	1M SOFR + 5.00%	5/2/2028	$2,482,681	$2,432,109
Bausch Health(e)	1M SOFR + 6.25%	9/25/2030	4,445,000	4,267,200
Bausch Health Americas, Inc.(e)	1M SOFR + 5.25%, 0.50% Floor	2/1/2027	2,021,212	2,017,816
Carestream Health, Inc.(e)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	8,148,944	5,522,947
Celsius(e)	3M SOFR + 3.00%	3/21/2032	2,355,000	2,357,944
Colosseum Dental Finance BV(e)	3M SOFR + 3.75%	2/25/2032	1,960,565	2,112,016
Envision Healthcare Operating, INC. TL 1L(e)	1M SOFR + 8.25%	12/30/2027	5,280,359	5,284,319
Global Medical Response PIK(e)(g)	1M SOFR + 5.50%	10/2/2028	4,634,659	4,628,217
Jazz Pharmaceuticals(e)	1M SOFR + 2.25%	5/2/2028	1,915,978	1,914,541
LGC Group(e)	1M SOFR + 4.00%	1/31/2030	2,294,612	2,285,296
LifeScan Global Corp.(e)	3M SOFR + 6.50%	12/31/2026	8,989,593	5,663,443
Medline Borrower LP(e)(g)	1M SOFR + 2.25%, 0.50% Floor	10/23/2028	590,908	589,585
MODIVCARE(e)	3M SOFR + 4.75%	6/20/2031	2,824,929	2,071,605
ModivCare Add-On(e)	3M SOFR + 7.50%	12/31/2049	1,516,177	1,266,008
Naked Juice LLC(e)	3M SOFR + 3.00%, 0.50% Floor	1/24/2029	4,879,889	2,708,338
Nutrisystem TL(e)	1M SOFR + 5.25%	10/19/2030	5,307,367	3,662,084
Nutrisystem TL(e)	1M SOFR + 5.00%	4/19/2030	2,429,475	2,349,010
Pluto Acquisition I, Inc.(e)	3M SOFR + 4.00%	9/20/2028	6,455,747	5,616,500
Radiology Partners(e)(g)	3M SOFR + 5.00%	1/31/2029	735,176	707,262
RXB Holdings, Inc.(e)	1M SOFR + 4.50%, 0.75% Floor	12/20/2027	2,742,876	2,694,875
Team Health Holdings, Inc.(e)	3M SOFR + 5.25%, 1.00% Floor	2/2/2027	6,952,795	6,759,229
Two Kings Casino TL(e)	1M SOFR + 5.00%	12/12/2031	2,425,000	2,429,050
US Fertility Enterprises(e)(f)	3M SOFR + 4.50%	10/7/2031	76,666	0
US Fertility Enterprises TL(e)	3M SOFR + 4.50%	10/7/2031	1,682,445	1,682,445
Vaco Holdings TL B(e)	3M SOFR + 5.00%	1/22/2029	1,864,275	1,718,470
Total Consumer, Non-cyclical				72,740,309

Energy (2.85%)
EPIC Y-Grade Services(e)	3M SOFR + 5.75%	6/29/2029	2,617,447	2,614,594
Goodnight(e)	1M SOFR + 4.50%	5/23/2029	2,199,229	2,193,731
Hilcorp Energy I TL B(e)	1M SOFR + 2.25%	2/5/2030	3,190,000	3,182,025
IMTT(e)	1M SOFR + 2.75%	5/2/2028	1,980,000	1,979,386
Long Ridge Energy TL B(e)	1M SOFR + 4.50%	2/6/2032	2,605,000	2,500,800
New Fortress Energy(e)	3M SOFR + 5.00%	10/27/2028	2,622,721	2,248,983
Spencer Spirit(e)	1M SOFR + 4.75%	6/25/2031	4,174,051	4,199,388
Total Energy				18,918,907

Financials (2.25%)
Acrisure LLC(e)	1M SOFR + 3.00%	11/6/2030	4,678,868	4,641,250
Asurion(e)	1M SOFR + 4.25%	9/12/2030	2,924,369	2,883,252
HUB International, Ltd.(e)	3M SOFR + 2.50%, 0.75% Floor	6/20/2030	3,190,292	3,175,203
Russell Investments PIK(e)	1M SOFR + 5.00%	6/1/2027	1,643,967	1,585,737
WHP TL B(e)	3M SOFR + 4.75%	2/12/2032	2,700,000	2,681,451
Total Financials				14,966,893

Industrials (2.22%)
Apple Bidco LLC(e)	1M SOFR + 2.50%	9/22/2031	1,979,693	1,962,985
Arconic(e)	1M SOFR + 3.75%	8/19/2030	2,317,248	2,296,972
Cornerstone Building Brands, Inc.(e)	0.50% Floor	4/12/2028	2,061,021	1,724,683
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	3,384,868	3,359,482
Leaf Home Solutions(e)	1M SOFR + 4.75%	2/20/2029	2,055,637	1,735,554
LRS Holdings LLC(e)	1M SOFR + 4.25%, 0.75% Floor	8/31/2028	2,948,290	2,798,428
Pixelle Receivables Bridge(d)(e)	1M SOFR + 7.00%	6/11/2025	171,137	171,137
Trinseo(e)	3M SOFR + 2.50%	12/12/2029	1,490,373	688,374
Total Industrials				14,737,615

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	3

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Technology (5.70%)
Applogic DDTL(e)	6M SOFR + 9.00%	10/1/2025	$650,310	$0
Applogic PIK EXIT(e)	6M SOFR + 1.00%	3/4/2030	2,832,816	2,769,077
Avaya Inc.(e)(g)	1M SOFR + 7.50%	8/1/2028	7,189,655	5,669,043
BCP V Everise Acquisition LLC(e)	3M SOFR + 6.00%	12/20/2029	2,491,125	2,167,279
Castle US Holding Corp.(e)	1M SOFR + 3.75%	1/29/2027	1,463,884	895,487
Castle US Holding Corp.(e)	3M SOFR + 4.00%, 0.75% Floor	1/29/2027	1,716,943	1,038,750
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 6.75%	7/27/2028	2,813,405	2,536,087
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 1.50%	7/27/2028	4,908,782	2,483,843
Magenta Security Holdings, LLC Third Out(e)	3M SOFR + 1.50%	7/27/2028	8,733	2,380
Mavenir(a)(e)	3M SOFR + 10.00%	6/30/2025	769,267	1,269,291
Mavenir Bridge Facility(a)(e)	3M SOFR + 10.00%	6/30/2025	621,588	1,025,621
Mavenir Bridge Facility DD(a)(e)	3M SOFR + 10.00%	6/30/2025	200,082	330,135
Mavenir Systems, Inc.(a)(e)	3M SOFR + 4.75%, 0.50% Floor	6/30/2025	5,129,884	1,795,460
Mavenir TL(a)(e)	3M SOFR + 10.00%	6/30/2025	859,758	1,418,601
Mobileum PIK EXIT(e)(g)	3M SOFR + 1.00%	9/12/2029	3,444,247	3,160,097
Pitney Bowes TL B(e)	1M SOFR + 3.50%	1/23/2032	3,500,000	3,459,155
Quest Software, Inc.(e)	3M SOFR +4.25%, 0.50% Floor	2/1/2029	2,890,412	1,676,439
Sandisk TL(e)	1M SOFR + 3.00%	12/15/2031	3,120,000	3,071,266
SS&C Technologies(e)	1M SOFR + 2.00%	5/9/2031	2,442,141	2,439,284
Total Technology				37,207,295

TOTAL BANK LOANS
(Cost 252,274,838)				243,811,915

CONVERTIBLE CORPORATE BOND (0.04%)
Consumer, Cyclical (0.04%)
Liberty Interactive LLC	4.000%	11/15/2029	270,000	68,850
Liberty Interactive LLC	3.750%	2/15/2030	840,000	205,800
Total Consumer, Cyclical				274,650

TOTAL CONVERTIBLE CORPORATE BOND
(Cost 339,578)				274,650

CORPORATE BOND (58.19%)
Basic Materials (6.15%)
ASP Unifrax Holdings, Inc.(g)(h)	7.100%	9/30/2029	1,229,187	656,386
Axalta Coating Systems LLC(h)	3.375%	2/15/2029	2,955,000	2,695,935
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(h)	8.750%	7/15/2026	4,385,000	4,110,061
Cleveland-Cliffs, Inc.(h)	7.000%	3/15/2032	2,560,000	2,454,426
Domtar Corp.(h)	6.750%	10/1/2028	6,245,000	5,659,484
First Quantum Minerals, Ltd.(h)	8.625%	6/1/2031	3,115,000	3,194,878
First Quantum Minerals, Ltd.(h)	9.375%	3/1/2029	270,000	284,716
INEOS Finance PLC(h)	7.500%	4/15/2029	2,240,000	2,228,800
Innophos Holdings, Inc.(h)	11.500%	6/15/2029	4,908,750	5,021,315
Methanex US Operations, Inc.(h)	6.250%	3/15/2032	2,415,000	2,347,742
Mineral Resources, Ltd.(h)	8.500%	5/1/2030	2,990,000	2,898,724
Rain Carbon, Inc.(h)	12.250%	9/1/2029	4,670,000	4,960,054
Rain CII Carbon LLC / CII Carbon Corp.(h)	7.250%	4/1/2025	73,000	73,000
Tronox, Inc.(h)	4.625%	3/15/2029	4,940,000	4,222,465
Total Basic Materials				40,807,986

See Notes to Financial Statements and Financial Highlights.

4	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (11.05%)
Altice Financing SA(h)	5.750%	8/15/2029	$2,380,000	$1,731,450
Altice France SA(h)	5.500%	10/15/2029	1,435,000	1,130,688
Beasley Mezzanine Holdings LLC(h)	9.200%	8/1/2028	3,026,000	1,362,456
Cable One, Inc.(h)	4.000%	11/15/2030	1,850,000	1,461,500
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.500%	8/15/2030	3,215,000	2,924,535
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.250%	1/15/2034	3,960,000	3,257,100
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.375%	6/1/2029	3,945,000	3,818,298
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	1,560,000	1,603,068
Ciena Corp.(h)	4.000%	1/31/2030	1,850,000	1,690,437
CMG Media Corp.(h)	8.875%	6/18/2029	4,130,000	3,562,125
CommScope LLC(h)	7.125%	7/1/2028	595,000	526,575
CommScope LLC(h)	8.250%	3/1/2027	1,490,000	1,410,728
CSC Holdings LLC(h)	7.500%	4/1/2028	1,005,000	710,887
CSC Holdings LLC(h)	6.500%	2/1/2029	2,585,000	2,144,350
Dish DBS Corp., Series WI	5.125%	6/1/2029	1,000,000	654,412
Dish DBS Corp.	7.750%	7/1/2026	1,515,000	1,310,475
Dish DBS Corp.(h)	5.250%	12/1/2026	2,425,000	2,235,547
Gray Media, Inc.(h)	4.750%	10/15/2030	2,440,000	1,543,300
Gray Media, Inc.(h)	5.375%	11/15/2031	2,560,000	1,565,056
Gray Media, Inc.(h)	10.500%	7/15/2029	3,325,000	3,462,489
GrubHub Holdings, Inc.(h)	5.500%	7/1/2027	4,660,000	4,274,629
LCPR Senior Secured Financing DAC(h)	6.750%	10/15/2027	1,065,000	889,850
LCPR Senior Secured Financing DAC(h)	5.125%	7/15/2029	1,195,000	877,348
Level 3 Financing, Inc.(h)	3.875%	10/15/2030	1,280,000	966,144
Level 3 Financing, Inc.(h)	3.625%	1/15/2029	800,000	594,100
Level 3 Financing, Inc.(h)	3.750%	7/15/2029	735,000	538,424
Level 3 Financing, Inc.(h)	10.500%	5/15/2030	985,000	1,059,669
Level 3 Financing, Inc.(h)	11.000%	11/15/2029	549,309	612,246
Level 3 Financing, Inc.(h)	4.875%	6/15/2029	675,000	572,015
Level 3 Financing, Inc.(h)	4.500%	4/1/2030	590,000	473,534
Lumen Technologies, Inc.(h)	4.125%	4/15/2030	423,226	397,663
Lumen Technologies, Inc.(h)	4.125%	4/15/2029	423,184	398,851
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	1,365,000	1,082,445
Lumen Technologies, Inc., Series U	7.650%	3/15/2042	1,266,000	1,008,625
McGraw-Hill Education, Inc.(h)	5.750%	8/1/2028	2,800,000	2,725,940
McGraw-Hill Education, Inc.(h)	7.375%	9/1/2031	800,000	805,444
Paramount Global	5.500%	5/15/2033	2,100,000	2,011,261
Sirius XM Radio LLC(h)	3.875%	9/1/2031	3,842,000	3,297,166
Spanish Broadcasting System, Inc.(h)	9.750%	3/1/2026	4,390,000	2,855,068
Urban One, Inc.(h)	7.375%	2/1/2028	6,130,000	3,156,950
Vmed O2 UK Financing I PLC(h)	4.250%	1/31/2031	3,475,000	2,993,017
Zayo Group Holdings, Inc.(h)	4.000%	3/1/2027	1,455,000	1,324,487
Zayo Group Holdings, Inc.(h)	6.125%	3/1/2028	2,775,000	2,310,188
Total Communications				73,330,540

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	5

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (8.24%)
1011778 BC ULC / New Red Finance, Inc.(h)	4.375%	1/15/2028	$1,500,000	$1,442,458
1011778 BC ULC / New Red Finance, Inc.(h)	3.875%	1/15/2028	2,500,000	2,390,048
Academy, Ltd.(h)	6.000%	11/15/2027	1,750,000	1,739,063
Bath & Body Works, Inc.(h)	6.625%	10/1/2030	2,890,000	2,930,258
Caesars Entertainment, Inc.(h)	7.000%	2/15/2030	2,620,000	2,646,200
Carnival Corp.(h)	4.000%	8/1/2028	1,870,000	1,789,310
Empire Resorts, Inc.(h)	7.750%	11/1/2026	2,665,000	2,559,489
Genting New York LLC / GENNY Capital, Inc.(h)	7.250%	10/1/2029	2,250,000	2,289,586
Hilton Domestic Operating Co., Inc.(h)	4.000%	5/1/2031	4,505,000	4,082,439
International Game Technology PLC(h)	6.250%	1/15/2027	1,550,000	1,557,314
International Game Technology PLC(h)	5.250%	1/15/2029	940,000	918,850
Jacobs Entertainment, Inc.(h)	6.750%	2/15/2029	3,970,000	3,811,701
Landsea Homes Corp.(h)	8.875%	4/1/2029	1,675,000	1,595,572
Liberty Interactive LLC	8.500%	7/15/2029	4,125,000	1,711,875
Liberty Interactive LLC	8.250%	2/1/2030	665,000	264,377
Melco Resorts Finance, Ltd.(h)	5.375%	12/4/2029	2,240,000	2,051,347
QVC, Inc.(h)	6.875%	4/15/2029	2,725,000	1,910,566
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(h)	6.625%	2/1/2033	2,285,000	2,245,013
Studio City Finance, Ltd.(h)	5.000%	1/15/2029	2,530,000	2,277,506
SWF Holdings I Corp.(h)	6.500%	10/1/2029	930,000	438,379
United Airlines, Inc.(h)	4.375%	4/15/2026	2,520,000	2,479,201
Victoria's Secret & Co.(h)	4.625%	7/15/2029	3,045,000	2,670,688
Wynn Macau, Ltd.(h)	5.125%	12/15/2029	705,000	650,363
Wynn Macau, Ltd.(h)	5.625%	8/26/2028	1,805,000	1,739,816
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(h)	7.125%	2/15/2031	2,045,000	2,115,978
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(h)	6.250%	3/15/2033	860,000	838,328
Yum! Brands, Inc.	6.875%	11/15/2037	2,335,000	2,502,947
Yum! Brands, Inc.	3.625%	3/15/2031	1,135,000	1,017,536
Total Consumer, Cyclical				54,666,208

See Notes to Financial Statements and Financial Highlights.

6	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (11.50%)
Akumin, Inc.(h)	8.000%	8/1/2028	$305,000	$254,929
Akumin, Inc.(g)(h)	9.000%	8/1/2027	6,895,000	6,043,467
Bausch Health Cos., Inc.(h)	4.875%	6/1/2028	1,510,000	1,215,550
Bausch Health Cos., Inc.(h)	5.000%	1/30/2028	880,000	640,200
Bellis Acquisition Co. PLC(h)	8.125%	5/14/2030	1,645,000	1,964,119
Charles River Laboratories International, Inc.(h)	3.750%	3/15/2029	2,450,000	2,256,188
CPI CG, Inc.(h)	10.000%	7/15/2029	2,105,000	2,239,598
DaVita, Inc.(h)	3.750%	2/15/2031	2,310,000	2,011,198
DaVita, Inc.(h)	6.875%	9/1/2032	130,000	130,790
Deluxe Corp.(h)	8.125%	9/15/2029	3,170,000	3,187,031
Embecta Corp.(h)	5.000%	2/15/2030	310,000	277,450
Embecta Corp.(h)	6.750%	2/15/2030	2,590,000	2,463,737
Global Medical Response, Inc.(g)(h)	10.000%	10/31/2028	4,960,232	4,962,018
Medline Borrower LP(h)	3.875%	4/1/2029	2,825,000	2,641,488
Molina Healthcare, Inc.(h)	3.875%	11/15/2030	3,735,000	3,350,528
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,650,375
New Albertsons LP	7.450%	8/1/2029	4,000,000	4,172,000
Nidda Healthcare Holding GmbH(e)(h)	3M EUR L + 3.75%	10/23/2030	1,410,000	1,531,864
Organon & Co. / Organon Foreign Debt Co-Issuer BV(h)	5.125%	4/30/2031	750,000	653,438
Perrigo Finance Unlimited Co., Series USD	6.125%	9/30/2032	1,900,000	1,867,757
Radiology Partners, Inc.(g)(h)	7.775%	1/31/2029	6,487,135	6,422,264
Radiology Partners, Inc.(g)(h)	9.781%	2/15/2030	4,550,453	4,190,967
Raven Acquisition Holdings LLC(h)	6.875%	11/15/2031	1,980,000	1,926,560
StoneMor, Inc.(h)	8.500%	5/15/2029	3,430,000	3,121,300
Team Health Holdings, Inc.(d)(g)(h)	13.500%	6/30/2028	3,988,082	4,307,428
Tenet Healthcare Corp.	4.625%	6/15/2028	7,270,000	7,019,627
United Rentals North America, Inc.	4.000%	7/15/2030	5,200,000	4,808,050
Total Consumer, Non-cyclical				76,309,921

Energy (6.55%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(h)	5.375%	6/15/2029	2,560,000	2,505,417
Baytex Energy Corp.(h)	7.375%	3/15/2032	3,215,000	3,100,523
Blue Racer Midstream LLC / Blue Racer Finance Corp.(h)	7.000%	7/15/2029	960,000	980,335
Blue Racer Midstream LLC / Blue Racer Finance Corp.(h)	7.250%	7/15/2032	960,000	992,906
Civitas Resources, Inc.(h)	8.625%	11/1/2030	2,390,000	2,461,700
Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	3,840,000	3,878,880
Genesis Energy LP / Genesis Energy Finance Corp.	8.875%	4/15/2030	1,030,000	1,070,971
Greenfire Resources, Ltd.(h)	12.000%	10/1/2028	2,955,000	3,130,400
Hilcorp Energy I LP / Hilcorp Finance Co.(h)	7.250%	2/15/2035	2,655,000	2,532,472
New Fortress Energy, Inc.(h)	6.500%	9/30/2026	315,000	266,175
New Fortress Energy, Inc.(h)	8.750%	3/15/2029	1,875,000	1,286,250
NFE Financing LLC(h)	12.000%	11/15/2029	1,265,000	1,065,762
Occidental Petroleum Corp.	6.125%	1/1/2031	1,900,000	1,955,763
ONEOK, Inc.(h)	6.500%	9/1/2030	2,010,000	2,132,955
ONEOK, Inc.	5.375%	6/1/2029	970,000	983,901
ONEOK, Inc.	5.600%	4/1/2044	1,015,000	943,214
Shelf Drilling Holdings, Ltd.(h)	9.625%	4/15/2029	1,885,000	1,635,776
Transocean, Inc.	7.500%	4/15/2031	1,795,000	1,585,209
Transocean, Inc.(h)	8.000%	2/1/2027	829,000	825,891
Transocean, Inc.(h)	8.750%	2/15/2030	1,980,000	2,053,112
Valaris, Ltd.(h)	8.375%	4/30/2030	3,100,000	3,106,864
Venture Global Calcasieu Pass LLC(h)	4.125%	8/15/2031	3,635,000	3,298,799
Venture Global Calcasieu Pass LLC(h)	3.875%	11/1/2033	1,990,000	1,713,490
Total Energy				43,506,765

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	7

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (10.94%)
Apollo Commercial Real Estate Finance, Inc.(h)	4.625%	6/15/2029	$4,170,000	$3,782,815
Barclays PLC(i)	9.625%	12/31/2049	2,880,000	3,159,485
Diversified Healthcare Trust	4.750%	2/15/2028	655,000	563,156
Diversified Healthcare Trust	4.375%	3/1/2031	7,300,000	5,554,132
Finance of America Funding LLC(h)	7.875%	11/30/2026	1,937,142	1,744,396
Finance of America Funding LLC(h)	10.000%	11/30/2029	1,452,000	1,625,369
Freedom Mortgage Corp.(h)	7.625%	5/1/2026	500,000	498,275
Freedom Mortgage Corp.(h)	6.625%	1/15/2027	2,310,000	2,296,833
Freedom Mortgage Corp.(h)	12.000%	10/1/2028	1,620,000	1,737,959
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.000%	6/15/2030	3,735,000	3,537,871
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(h)	10.000%	11/15/2029	715,000	708,779
Intesa Sanpaolo SpA(e)(h)	1Y US TI + 2.75%	6/1/2042	3,250,000	2,617,709
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(h)	6.625%	10/15/2031	1,855,000	1,835,553
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(h)	4.750%	6/15/2029	1,380,000	1,312,725
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(h)	4.250%	2/1/2027	3,390,000	3,301,555
LD Holdings Group LLC(h)	8.750%	11/1/2027	1,336,000	1,215,760
LD Holdings Group LLC(h)	6.125%	4/1/2028	2,880,000	2,282,688
Lloyds Banking Group PLC(i)	7.500%	12/31/2049	3,170,000	3,185,361
Midcap Financial Issuer Trust(h)	6.500%	5/1/2028	2,350,000	2,257,762
Midcap Financial Issuer Trust(h)	5.625%	1/15/2030	2,235,000	2,028,262
Navient Corp.	5.625%	8/1/2033	2,110,000	1,826,557
Navient Corp.	5.500%	3/15/2029	1,105,000	1,046,402
OneMain Finance Corp.	7.500%	5/15/2031	1,310,000	1,335,545
OneMain Finance Corp.	7.125%	11/15/2031	735,000	741,484
OneMain Finance Corp.	5.375%	11/15/2029	2,615,000	2,488,871
PennyMac Financial Services, Inc.(h)	5.375%	10/15/2025	1,325,000	1,321,687
PennyMac Financial Services, Inc.(h)	4.250%	2/15/2029	2,890,000	2,701,440
PennyMac Financial Services, Inc.(h)	7.875%	12/15/2029	760,000	791,366
Service Properties Trust	4.950%	10/1/2029	485,000	399,755
Service Properties Trust	4.375%	2/15/2030	2,845,000	2,188,858
Service Properties Trust	5.500%	12/15/2027	1,080,000	1,040,377
Service Properties Trust(h)	8.625%	11/15/2031	1,490,000	1,572,740
Starwood Property Trust, Inc.(h)	3.625%	7/15/2026	4,835,000	4,683,078
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(h)	6.000%	1/15/2030	935,000	809,242
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(h)	10.500%	2/15/2028	1,521,000	1,616,063
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(h)	6.500%	2/15/2029	880,000	791,798
Walker & Dunlop, Inc.(h)	6.625%	4/1/2033	2,035,000	2,029,913
Total Financials				72,631,621

Industrials (2.46%)
Ball Corp.	3.125%	9/15/2031	4,100,000	3,557,529
Builders FirstSource, Inc.(h)	6.375%	3/1/2034	1,900,000	1,885,631
Coherent Corp.(h)	5.000%	12/15/2029	2,645,000	2,519,363
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(h)	6.750%	4/1/2032	1,670,000	1,651,213
TransDigm, Inc.(h)	7.125%	12/1/2031	6,550,000	6,745,954
Total Industrials				16,359,690

Technology (0.43%)
Pitney Bowes, Inc.(h)	6.875%	3/15/2027	1,190,000	1,188,513
Pitney Bowes, Inc.(h)	7.250%	3/15/2029	1,660,000	1,646,847
Total Technology				2,835,360

See Notes to Financial Statements and Financial Highlights.

8	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Utilities (0.87%)
Edison International, Series A(e)(i)	5Y US TI + 4.698%	12/31/2049	$1,380,000	$1,321,350
Vistra Corp.(e)(h)(i)	5Y US TI + 5.74%	12/31/2049	3,400,000	3,446,364
Vistra Operations Co. LLC(h)	5.625%	2/15/2027	1,000,000	996,200
Total Utilities				5,763,914

TOTAL CORPORATE BOND
(Cost 382,485,170)				386,212,005

RIGHTS AND WARRANTS (0.00%)
Technology (0.00%)
Mavenir Warrants, Strike Price: $3.00		06/30/2025	$1,430,590	$–
XPLORE CVR, Strike Price: $–(a)		12/31/2049	5,390	$1

TOTAL RIGHTS AND WARRANTS
(Cost $343)				1

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.92%)
State Street Institutional US Government Money Market Fund, Premier Class	4.290%	32,618,462	$32,618,462

TOTAL SHORT TERM INVESTMENTS
(Cost $32,618,462)			32,618,462

TOTAL INVESTMENTS (101.19%)			$671,634,950
(Cost $676,777,803)

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.19%)			(7,897,689)

NET ASSETS (100.00%)			$663,737,261

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(b)	Non-income producing security.
(c)	Security deemed to be restricted as of March 31, 2025. As of March 31, 2025, the fair value of restricted securities in the aggregate was $1,698,252 representing 0.26% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of March 31, 2025, the fair value of illiquid securities in the aggregate was $11,635,546, representing 1.80% of the Fund's net assets.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	9

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

(f)	The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market. At March 31, 2025, the Fund had unfunded commitments shown below:

Investment	As of March 31, 2025
Springs Window Fashions	$379,331
US Fertility Enterprises	76,666
Total	$455,997

(g)	Payment in-kind.
(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the fair value of securities restricted under Rule 144A in the aggregate was $310,162,504, representing 46.73% of net assets.
(i)	Security is a perpetual bond.

Investment Abbreviations:

SOFR - Standard Overnight Financing Rate

Rates:

3M EUR L - 3 Month EURIOBOR as of March 31, 2025 was 2.34%

1M SOFR - 1 Month SOFR as of March 31, 2025 was 4.33%

3M SOFR - 3 Month SOFR as of March 31, 2025 was 4.35%

6M SOFR - 6 Month SOFR as of March 31, 2025 was 4.55%

1Y US TI - 1 Year US Treasury Index as of March 31, 2025 was 4.03%

5Y US TI - 5 Year US Treasury Index as of March 31, 2025 was 3.96%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (OVER THE COUNTER)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at March 31, 2025(a)	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit NA High Yield Index, Series 44	ICE	5.00%	USD	6/20/30	3.78%	$30,900,000	$(1,581,499)	$1,692,325	$110,826
							$(1,581,499)	$1,692,325	$110,826

Credit default swaps pay quarterly.

See Notes to Financial Statements and Financial Highlights.

10	www.brigadefunds.com

Brigade High Income Fund	Schedule of Investments

March 31, 2025 (Unaudited)

(a)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Receiving Currency	Receiving Value	Delivering Currency	Delivering Value	Unrealized Appreciation/ (Depreciation)
State Street	06/12/25	USD	2,134,157	EUR	2,113,779	$20,378
						$20,378

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	11

Brigade High Income Fund	Statement of Assets and Liabilities

March 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Cost $676,777,803)	$671,634,950
Cash and cash equivalents	2,119,965
Unrealized gain on forward contracts	20,378
Deposits held with broker for derivatives	2,094,726
Receivable for investments sold	18,930,114
Dividends and interest receivable	9,010,222
Other assets	7,157
Total Assets	703,817,512

LIABILITIES:
Credit default swaps	1,581,499
Payable for administration and transfer agent fees	70,524
Payable for swap contract payments	57,167
Payable for investments purchased	38,136,112
Payable to adviser	204,111
Payable for printing fees	5,356
Payable for professional fees	14,689
Payable to Chief Compliance Officer fees	2,470
Accrued expenses and other liabilities	8,323
Total Liabilities	40,080,251
NET ASSETS	$663,737,261

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$674,599,621
Total distributable earnings/(deficit)	(10,862,360)
NET ASSETS	$663,737,261

PRICING OF SHARES
Founders Class:(a)
Net Asset Value, offering and redemption price per share	$9.99
Net Assets	$663,724,907
Shares of beneficial interest outstanding	66,447,850
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.98
Net Assets	$12,354
Shares of beneficial interest outstanding	1,238

(a)	A 1% redemption fee is applied to any shares sold or exchanged within 60 days of purchase.

See Notes to Financial Statements and Financial Highlights.

12	www.brigadefunds.com

Brigade High Income Fund	Statement of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$33,313,576
Total Investment Income	33,313,576
EXPENSES:
Investment advisory fees (Note 6)	1,559,705
Interest expense	2,798
Fund Accounting and Administration fees	191,007
Co-administration fees	155,970
Custody fees	11,642
Legal fees	12,786
Audit and tax fees	12,634
Transfer agent fees	14,134
Trustees' fees and expenses	28,471
Registration and filing fees	24,648
Printing fees	8,231
Chief Compliance Officer fees	15,105
Insurance fees	4,795
Other expenses	6,256
Total Expenses	2,048,182
Less fees waived/reimbursed by investment adviser (Note 6)
Founders Class	(420,573)
Institutional Class	(3)
Net Expenses	1,627,606
NET INVESTMENT INCOME	31,685,970

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Investments	(6,102,808)
Swap contracts	(127,097)
Foreign currency transactions	58,753
Net realized loss	(6,171,152)
Change in unrealized appreciation/(depreciation) on:
Investments	(10,831,078)
Swap contracts	110,826
Translation of asset and liabilities denominated in foreign currency	(24,404)
Net change	(10,744,656)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(16,915,808)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,770,162

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	13

Brigade High Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$31,685,970	$54,871,316
Net realized gain/(loss) on investments and foreign currency	(6,171,152)	12,643,456
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(10,744,656)	5,562,383
Net increase in net assets resulting from operations	14,770,162	73,077,155

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(43,834,323)	(58,815,049)
Institutional Class	(853)	(1,268)
Total distributions	(43,835,176)	(58,816,317)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	84,111,727	118,771,360
Dividends reinvested	43,577,914	58,310,737
Shares redeemed	(15,365,000)	(87,419,089)
Net increase from beneficial share transactions	112,324,641	89,663,008

Institutional Class
Shares sold	–	–
Dividends reinvested	853	1,267
Shares redeemed	–	–
Net increase from beneficial share transactions	853	1,267

Net increase in net assets	83,260,480	103,925,113

NET ASSETS:
Beginning of period	580,476,781	476,551,668
End of period	$663,737,261	$580,476,781

See Notes to Financial Statements and Financial Highlights.

14	www.brigadefunds.com

Brigade High Income Fund	Financial Highlights

Founders Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$10.18	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.52		1.10	0.43
Net realized and unrealized gain/(loss) on investments	(0.26)		0.36	0.04
Total from investment operations	0.26		1.46	0.47

LESS DISTRIBUTIONS:
From net investment income	(0.52)		(1.17)	(0.29)
From net realized gains on investments	(0.21)		(0.01)	–
Total Distributions	(0.73)		(1.18)	(0.29)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.47)		0.28	0.18
NET ASSET VALUE, END OF PERIOD	$9.99		$10.46	$10.18

TOTAL RETURN(c)	2.48%		15.34%	4.74%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$663,725		$580,465	$476,541

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.66	%(d)	0.69%	0.74	%(d)
Operating expenses including reimbursement/waiver	0.52	%(d)	0.52%	0.52	%(d)
Net investment income including reimbursement/waiver	10.14	%(d)	10.75%	10.27	%(d)

PORTFOLIO TURNOVER RATE	18	%(e)	49%	8	%(e)

(a)	For the period May 2, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	15

Brigade High Income Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Period Ended September 30, 2023 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$10.18	$9.98

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.52		1.08	0.42
Net realized and unrealized gain/(loss) on investments	(0.28)		0.37	0.06
Total from investment operations	0.24		1.45	0.48

LESS DISTRIBUTIONS:
From net investment income	(0.51)		(1.16)	(0.28)
From net realized gains on investments	(0.21)		(0.01)	–
Total Distributions	(0.72)		(1.17)	(0.28)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.48)		0.28	0.20
NET ASSET VALUE, END OF PERIOD	$9.98		$10.46	$10.18

TOTAL RETURN(c)	2.34%		15.14%	4.89%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12		$12	$10

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.66	%(d)(e)	0.69%	0.75	%(d)
Operating expenses including reimbursement/waiver	0.61	%(d)	0.69%	0.75	%(d)
Net investment income including reimbursement/waiver	10.06	%(d)	10.57%	9.94	%(d)

PORTFOLIO TURNOVER RATE	18	%(f)	49%	8	%(f)

(a)	For the period May 5, 2023 (Commencement of Operations) to September 30, 2023.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	The expense cap for the Institutional Class was reduced from 0.75% to 0.52% effective February 1, 2025.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

16	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | March 31, 2025	17

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

BRIGADE HIGH INCOME FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications	$–	$–	$817,917	$817,917
Consumer, Cyclical	–	277,322	–	277,322
Consumer, Non-cyclical	–	4,804,662	18,662	4,823,324
Technology	–	1,132,218	1,667,136	2,799,354
Bank Loans
Basic Materials	–	8,085,684	–	8,085,684
Communications	–	19,486,823	–	19,486,823
Consumer, Cyclical	–	57,666,346	2,042	57,668,388
Consumer, Non-cyclical	–	72,740,309	–	72,740,309
Energy	–	18,918,907	–	18,918,907
Financial	–	14,966,893	–	14,966,893
Industrial	–	14,737,615	–	14,737,615
Technology	–	31,368,187	5,839,108	37,207,295
Convertible Corporate Bond
Consumer, Cyclical	–	274,650	–	274,650
Corporate Bond
Basic Materials	–	40,807,986	–	40,807,986
Communications	–	73,330,540	–	73,330,540
Consumer, Cyclical	–	54,666,208	–	54,666,208
Consumer, Non-cyclical	–	76,309,921	–	76,309,921
Energy	–	43,506,765	–	43,506,765
Financial	–	72,631,621	–	72,631,621
Industrial	–	16,359,690	–	16,359,690
Technology	–	2,835,360	–	2,835,360
Utilities	–	5,763,914	–	5,763,914
Short Term Investments	32,618,462	–	–	32,618,462
Total	$32,618,462	$630,671,622	$8,344,865	$671,634,950

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap	–	110,826	–	110,826
Forward Contract	–	20,378	–	20,378
Total	$–	$131,204	$–	$131,204

18	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Asset Type	Common Stocks	Bank Loan	Total
Balance as of September 30, 2024	$944,242	$2,128,841	$3,073,083
Accrued discount/ premium	–	156,415	156,415
Return of Capital	–	–	–
Realized Gain/(Loss)	–	(2,369,954)	(2,369,954)
Change in Unrealized Appreciation/Depreciation	(431,751)	3,770,134	3,338,383
Purchases	1,991,225	2,561,416	4,552,641
Sales Proceeds	–	(2,201,163)	(2,201,163)
Transfer into Level 3(a)	–	1,795,460	1,795,460
Transfer Out of Level 3	–	–	–
Balance as of March 31, 2025	$2,503,716	$5,841,149	$8,344,865
Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments held at March 31, 2025	$(262,747)	$(366,700)	$(629,447)

(a)	Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.

The following table summarizes the significant unobservable inputs the Fund used to value its investments categorized within Level 3 as of March 31, 2025. In addition to the techniques and inputs noted in the table below, according to the Fund’s valuation policy, other valuation techniques and methodologies when determining the Fund’s fair value measurements may be used. The below table is not intended to be all inclusive, but rather provide information on the significant unobservable inputs as they relate to the Fund’s determination of fair values.

	Fair Value at	Valuation	Unobservable
Assets (at fair value)	March 31, 2025	Technique(s)	Inputs(1)	Value/Range
Common Stocks	$924,117	Weighted valuation techniques	EBITDA	398m
			EBDITA multiple	3.25x -4.75x
Common Stocks	18,662	Estimated recovery model	Estimated Escrow	$2.50
			Discount Rate	0.35
Total Common Stocks	$942,779

(1)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Estimated Escrow	Increase	Decrease
Discount Rate	Decrease	Increase

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Semi-Annual Report | March 31, 2025	19

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Description	Security Type	Acquisition Date	Acquisition Cost	Fair Value	% of Net Assets
Aquity Holdings, Inc.	Common Stock	10/27/23	$–	$18,662	0.00%
Avaya Holdings Corp.	Common Stock	5/10/2023-5/12/2023	775,525	924,117	0.16%
				$942,779

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Schedule of Investments.

20	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2025, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments for federal tax purposes were as follows:

Brigade High Income
Fund
Gross unrealized appreciation (excess of value over tax cost)	$21,719,149
Gross unrealized depreciation (excess of tax cost over value)	(26,987,462)
Net unrealized depreciation	$(5,268,313)
Cost of investments for income tax purposes	$676,903,263

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,787,607
Accumulated Capital Gains/(Losses)	2,562,628
Net unrealized appreciation on investments	5,852,419
Total	$18,202,654

As of September 30, 2024, there were no permanent differences in book and tax accounting.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Brigade High Income Fund	$214,191,770	$103,372,871

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid for and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2025, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Semi-Annual Report | March 31, 2025	21

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Brigade High Income Fund
Founders Class
Shares sold	8,193,691	11,535,094
Shares issued in reinvestment of distributions to shareholders	4,279,270	5,711,353
Shares redeemed	(1,507,275)	(8,561,977)
Net increase in shares outstanding	10,965,686	8,684,470
Institutional Class
Shares sold	–	–
Shares issued in reinvestment of distributions to shareholders	84	124
Shares redeemed	–	–
Net increase in shares outstanding	84	124

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 75% of the outstanding shares of the Fund are held by one omnibus account that owns shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Brigade Capital Management, LP (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Fund’s portfolio. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the "Advisory Agreement") with the Adviser, the Fund pays the Adviser an annual management fee of 0.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

The Adviser has appointed Brigade Capital UK, LLP as the Sub-Adviser to the Fund. Pursuant to a Sub-Advisory Agreement, it is determined that the Adviser and Fund will not pay any fees to the Sub-Adviser for providing services in accordance with such Agreement.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.52% of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through at least January 31, 2026, and will automatically continue upon approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its co-administration or management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2025, are disclosed in the Statement of Operations.

As of March 31, 2025, the balances of recoupable expenses for the Fund were as follows:

Brigade High Income Fund	Expiring in 2026	Expiring in 2027	Expiring in 2028
Founders Class	$271,778	$863,781	$420,573
Institutional Class	—	—

22	www.brigadefunds.com

Brigade High Income Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Brigade Capital Management, LP serves as co-administrator to the Fund. Pursuant to the Co-Administration Agreement, the Fund pays the co- administrator an annual fee of 0.05% based on the Fund's average daily net assets. Co-administration fees paid by the Fund for the six months ended March 31, 2025, are disclosed in the Statement of Operations.

Transfer Agent: ALPS Fund Services, Inc. (“ALPS”) serves as transfer agent for the Fund under a Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES AND OFFICERS

As of March 31, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2025	23

Brigade High Income Fund	Additional Information

March 31, 2025 (Unaudited)

1. TAX DESIGNATIONS

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2024 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Brigade High Income Fund	0%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2024 qualify for the corporate dividends received deduction:

Amount
Brigade High Income Fund	0%

24	www.brigadefunds.com

Changes in and Disagreements with Accountants for
Brigade High Income Fund	Open-End Management Investment Companies

March 31, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Semi-Annual Report | March 31, 2025	25

Brigade High Income Fund	Proxy Disclosures

March 31, 2025 (Unaudited)

Not applicable to the period covered by this Report.

26	www.brigadefunds.com

Remuneration Paid to Trustees, Officers, and Others
Brigade High Income Fund	of Open-End Management Investment Companies

March 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Fund for the period ended March 31, 2025:

Brigade High Income Fund

Trustee	Amount Paid
Ward Armstrong	$7,827
J.W. Hutchens	7,131
Merrilyn Kosier	7,131
Patrick Seese	7,438
Total	$29,526.00

Semi-Annual Report | March 31, 2025	27

Statement Regarding Basis for Approval
Brigade High Income Fund	of Investment Advisory Contract

March 31, 2025 (Unaudited)

On February 4, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Brigade Capital Management, LP. (“Brigade”) and the renewal of the Investment Sub-Advisory Agreement between Brigade and Brigade Capital UK (“Brigade UK”) in accordance with Section 15(c) of the 1940 Act (collectively, the “Brigade Agreements”). The Independent Trustees met with independent legal counsel during executive session and discussed the Brigade Agreements and other related materials.

In anticipation of and as part of the process to consider the renewal of the Brigade Agreements, legal counsel to the Trust requested certain information from Brigade. In response to these requests, the Trustees received reports from Brigade that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Brigade and discussed the services of the firm provided pursuant to the Brigade Agreements, as well as the information provided by Brigade, for itself and with respect to Brigade UK.

In evaluating Brigade and the fees charged under the Brigade Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Brigade Agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Trustees received and considered information regarding the nature, extent and quality of services provided, pursuant to the Brigade Agreements. The Trustees reviewed certain background materials supplied by Brigade in its presentation, including its Form ADV, organizational structure, and ownership structure. The Trustees considered the background and significant experience of Brigade’s management team, led by its CIO and managing partner. They considered the combined experience of the senior investment team with an average experience of 22 years. They discussed Brigade’s fundamental research process, which emphasized free cash flow, asset coverage, and relative value. They also considered the global investment platform focused on below investment grade strategies, and the various credit strategies in which Brigade invested, and Brigade’s disciplined investment process.

The Trustees also reviewed the firm’s compliance record with the Trust. The Trustees then reviewed and discussed Brigade’s financial statements and the representations by the Brigade management team that it was able to continue to provide quality services to the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services rendered or to be rendered by Brigade and Brigade UK under the relevant Brigade Agreement.

Performance: The Trustees reviewed and considered the performance of the Brigade Fund over the 3-month, 1-year and since inception periods ended November 30, 2024. The review included a comparison of the Fund’s performance to the performance of a peer group of comparable funds, as identified by an independent provider of investment company data the (“Data Provider”).

The Trustees considered that each class of the Brigade Fund had outperformed the peer group median over each such period. The Trustees noted that performance of the Fund had produced favorable returns in Q4 2024. They considered the portfolio managers’ oversight of the performance of the Fund’s portfolio. The Trustees concluded that the Fund’s performance was acceptable.

Investment Advisory Fee Rate and Expense Ratio: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Fund to Brigade and the contractual annual sub-advisory fee to be paid by Brigade to Brigade UK in light of the nature, extent and quality of the advisory and sub-advisory services provided to the Fund. The Trustees considered the information they received comparing the Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by the Data Provider, noting that the Data Provider peer group consisted of the Fund and other funds identified by the Data Provider as comparable to the Fund.

The Trustees noted that the contractual advisory fee of 0.50% was equal to that of one other fund in the peer group, being the lowest (least expensive) in the Fund’s peer group, the total net expense of 0.52% for each class of the Fund was the second lowest in the Fund’s peer group.

Comparable Accounts: The Trustees acknowledged that Brigade managed other funds that were charged lower fees but with different levels of service, and Brigade managed other funds using investment strategies with some common features as the strategies of the Fund that were charged similar fees. Bearing in mind the limitations of comparing different types of accounts and the different levels of service typically associated with such accounts, the Trustees determined that the fee structures applicable to Brigade’s other clients employing a comparable strategy to the Brigade Fund, were not indicative of any unreasonableness with respect to the advisory fee to be paid by the Fund or the sub-advisory fee to be paid to Brigade UK. The Trustees concluded that the fee payable by the Fund to Brigade and by Brigade to Brigade UK were not unreasonable.

Profitability: The Trustees received and considered a retrospective profitability analysis for 2024 and a projected profitability analysis for 2025 prepared by Brigade on a consolidated basis with Brigade UK based on the fees paid under the Brigade Agreements. The Trustees noted that the Fund was profitable to Brigade in 2024 and was projected to be profitable to Brigade in 2025. The Trustees concluded that the profits were not excessive.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders under the Brigade Agreements. They considered statements by the Adviser representatives that as the Fund grows, the Adviser would incur additional costs to successfully implement the strategy. They noted that the size of the Fund and the profits realized indicated that Brigade had not yet benefited from material economies of scale, and that the Trustees would reevaluate this annually.

28	www.brigadefunds.com

Statement Regarding Basis for Approval
Brigade High Income Fund	of Investment Advisory Contract

  March 31, 2025 (Unaudited)

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Brigade or Brigade UK from their relationships with the Brigade Fund, including soft dollar benefits to Brigade. The Trustees concluded that the direct and indirect benefits to Brigade and Brigade UK were not excessive.

Having requested, reviewed, and deliberated such information from Brigade as the Board believed to be reasonably necessary to evaluate the terms of the Brigade Agreements, the Trustees concluded that renewal of each Brigade Agreement was in the best interests of the Brigade Fund and its shareholders.

Semi-Annual Report | March 31, 2025	29

BRIGADE
CAPITAL MANAGEMENT

This material must be preceded or accompanied by a prospectus.
The Brigade High Income Fund are distributed by ALPS Distributors, Inc. LLC. All rights reserved.

CARRET
Asset Management

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

March 31, 2025

Kansas Tax-Exempt Bond Fund | Institutional Class (SEKSX)
Kansas Tax-Exempt Bond Fund | Class A (IKSTX)

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements and Financial Highlights	12
Changes in and Disagreements with Accountants	18
Proxy Disclosures	19
Remuneration Paid to Directors, Officers, and Others	20
Statement Regarding Basis for Approval of Investment Advisory Agreement	21

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.89%)
Education (40.21%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$1,922,204
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	557,165
4.000%, 12/01/2034	250,000	250,521
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	400,196
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	911,863
3.000%, 09/01/2035	510,000	459,284
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	678,592
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	700,576
4.000%, 09/01/2031	500,000	505,976
Butler County Unified School District No. 394 Rose Hill, General Obligation Unlimited Bonds
5.000%, 09/01/2036	500,000	541,849
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,001,421
4.000%, 09/01/2036	500,000	491,560
Dekalb County Central School Building Corp., Revenue Bonds
5.000%, 07/15/2033	500,000	545,218
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	777,664
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,512,383
4.000%, 09/01/2033	500,000	500,069
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	558,826
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,514,044
5.000%, 09/01/2027	800,000	826,433
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,175,785
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	671,490
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	151,324
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	927,458
Hernando County School District, Certificate Participation Bonds
5.000%, 07/01/2031	685,000	699,189
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	507,750
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	405,338
4.000%, 09/01/2033	1,000,000	1,000,375
4.000%, 09/01/2035	1,000,000	984,929
5.000%, 09/01/2030	1,000,000	1,030,618
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,485,801
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,190,780

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	1

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	$750,000	$667,779
4.000%, 09/01/2031	1,000,000	1,007,634
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
4.000%, 10/01/2035	425,000	430,481
5.000%, 10/01/2041	500,000	539,953
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	141,849
4.000%, 09/01/2033	100,000	100,548
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	545,614
2.000%, 06/01/2032	1,000,000	831,769
3.000%, 05/01/2030	450,000	441,461
3.500%, 05/01/2033	500,000	483,929
Larimer County School District No. R-1 Poudre, General Obligation Unlimited Bonds
4.000%, 12/15/2032	750,000	769,242
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,016,128
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	679,316
4.000%, 09/01/2036	465,000	463,594
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	330,763
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	453,951
Oklahoma County Elementary School District No. 29 Oakdale, General Obligation Unlimited Bonds
4.000%, 05/01/2026	500,000	506,176
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, 08/15/2046	750,000	760,278
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	790,133
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,258,931
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	810,781
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	537,334
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	756,210
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	353,111
4.000%, 11/01/2034	425,000	427,953
4.000%, 11/01/2035	635,000	639,277
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,024,827
4.000%, 09/01/2032	500,000	509,946
Spring Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2025	750,000	755,997
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	251,633
5.000%, 09/01/2030	350,000	351,939
5.000%, 09/01/2031	500,000	502,555
Washburn University/Topeka, Revenue Bonds
5.000%, 07/01/2035	500,000	501,993
West Clermont Local School District, General Obligation Unlimited Bonds
4.000%, 12/01/2032	400,000	405,221

See Notes to Financial Statements and Financial Highlights.
2

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	$1,225,000	$1,260,438
4.000%, 09/01/2039	400,000	411,571
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,041,163
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	515,662
Total Education		48,163,821

General Obligation (37.27%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	330,776
4.000%, 12/01/2031	445,000	450,570
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,306
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	765,752
City of Brooklyn Center MN, General Obligation Unlimited Bonds
5.000%, 02/01/2026	500,000	509,017
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	932,989
City of Goddard, General Obligation Unlimited Bonds
4.000%, 12/01/2027	500,000	509,963
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	449,011
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	314,089
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,483,498
City of Maize, General Obligation Unlimited Bonds
4.000%, 10/01/2038	375,000	369,938
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	885,000	884,979
4.000%, 11/01/2031	400,000	410,357
5.000%, 11/01/2025	570,000	577,116
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	931,830
4.000%, 10/01/2028	1,315,000	1,336,532
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	485,829
4.000%, 09/01/2038	475,000	482,805
4.000%, 09/01/2039	350,000	355,015
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	577,875
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,009
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	571,756
3.000%, 10/01/2036	680,000	604,377
City of Sedona AZ Excise Tax, Revenue Bonds
4.000%, 07/01/2041	805,000	784,001
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	425,465
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	827,920
City of Wamego, General Obligation Unlimited Bonds
5.000%, 03/01/2027	500,000	507,738

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	3

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	$400,000	$312,439
3.000%, 10/01/2030	720,000	695,638
4.000%, 06/01/2030	820,000	833,407
4.000%, 06/01/2035	750,000	764,428
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,044,114
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	703,829
County of Anoka MN, General Obligation Unlimited Bonds
4.000%, 02/01/2041	750,000	744,669
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	418,337
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,129,563
4.000%, 09/01/2035	1,525,000	1,532,304
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	512,232
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	793,838
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	772,016
4.000%, 09/01/2029	650,000	658,038
4.000%, 09/01/2030	500,000	505,323
4.000%, 09/01/2031	1,500,000	1,514,230
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	773,875
2.000%, 11/01/2034	975,000	773,347
4.000%, 11/01/2030	800,000	811,454
4.000%, 11/01/2031	1,100,000	1,112,773
5.000%, 05/01/2042	1,500,000	1,614,510
Loudoun County Economic Development Authority, Revenue Bonds
5.000%, 12/01/2025	520,000	527,514
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
5.000%, 11/01/2026	410,000	423,848
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	163,654
2.000%, 09/01/2034	225,000	179,308
2.000%, 09/01/2035	220,000	170,654
State of Ohio, General Obligation Unlimited Bonds
4.000%, 03/01/2026	500,000	506,244
State of Wisconsin, General Obligation Unlimited Bonds
5.000%, 05/01/2026	500,000	512,605
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	817,290
4.000%, 08/01/2029	685,000	696,205
4.000%, 08/01/2030	2,105,000	2,147,268
4.000%, 08/01/2031	930,000	930,293
4.000%, 08/01/2032	1,000,000	1,017,115
5.000%, 08/01/2025	815,000	820,674
5.000%, 08/01/2031	1,000,000	1,102,952
Total General Obligation		44,640,501

Health Care (1.13%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,356,909

See Notes to Financial Statements and Financial Highlights.
4

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value (Note 2)
Public Services (1.40%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	$1,165,000	$1,151,264
3.000%, 09/01/2029	535,000	523,981
Total Public Services		1,675,245

Transportation (10.53%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	677,517
5.000%, 09/01/2032	500,000	536,455
5.000%, 09/01/2036	1,000,000	1,059,476
5.000%, 09/01/2037	1,000,000	1,055,651
5.000%, 09/01/2038	1,150,000	1,209,436
Metropolitan Transportation Authority, Revenue Bonds
5.000%, 11/15/2030	750,000	768,122
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,569,425
5.000%, 09/01/2031	3,020,000	3,140,629
5.000%, 09/01/2032	500,000	519,158
5.000%, 09/01/2034	2,000,000	2,070,227
Total Transportation		12,606,096

Utilities (8.35%)
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds
5.000%, 08/01/2027	500,000	511,581
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,217,529
City of Lebanon Authority, Revenue Bonds
4.000%, 12/15/2028	550,000	561,232
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	313,184
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	436,606
2.000%, 07/01/2035	550,000	432,636
3.000%, 07/01/2030	675,000	651,784
3.000%, 07/01/2031	555,000	530,417
3.000%, 07/01/2032	745,000	700,445
3.000%, 07/01/2033	755,000	700,276
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,148,253
3.375%, 10/01/2039	1,000,000	899,394
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	221,501
3.000%, 09/01/2040	250,000	201,991
5.000%, 09/01/2031	1,350,000	1,369,242
5.000%, 09/01/2033	100,000	100,664
Total Utilities		9,996,735

TOTAL MUNICIPAL BONDS
(Cost $125,074,693)		118,439,307

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.56%)
Money Market Fund (0.56%)
First American Treasury Obligations Fund, Class X (4.254%, 7-Day Yield)	671,859	$671,859
Total Money Market Fund		671,859

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	5

Carret Kansas Tax-Exempt Bond Fund	Schedule of Investments

March 31, 2025 (Unaudited)

TOTAL SHORT TERM INVESTMENTS
(Cost $671,859)	671,859

TOTAL INVESTMENTS (99.45%)
(Cost $125,746,552)	$119,111,166

OTHER ASSETS IN EXCESS OF LIABILITIES (0.55%)	657,226

NET ASSETS (100.00%)	$119,768,392

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Financial Statements and Financial Highlights.
6

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities

March 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Cost $125,746,552)	$119,111,166
Cash and cash equivalents	6,019
Receivable for shares sold	92,946
Dividends and interest receivable	911,388
Total Assets	120,121,519

LIABILITIES:
Distributions payable	211,398
Payable for administration and transfer agent fees	52,834
Payable for shares redeemed	28,802
Payable to adviser	12,605
Payable for distribution fees	107
Payable for printing fees	5,261
Payable for professional fees	12,202
Payable for trustees' fees and expenses	3,258
Payable to Chief Compliance Officer fees	7,641
Accrued expenses and other liabilities	18,960
Total Liabilities	353,127
NET ASSETS	$119,768,392

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$129,003,924
Total distributable earnings/(deficit)	(9,235,532)
NET ASSETS	$119,768,392

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.04
Net Assets	$119,011,126
Shares of beneficial interest outstanding	11,854,329
Class A :
Net Asset Value, offering and redemption price per share	$10.04
Net Assets	$757,266
Shares of beneficial interest outstanding	75,427
Maximum offering price per share(a)	$10.46

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 4.25% for the Fund, adjusted to the nearest cent.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	7

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$1,517,692
Total Investment Income	1,517,692

EXPENSES:
Investment advisory fees (Note 6)	179,703
Fund Accounting and Administration fees	105,967
Distribution fees
Class A	2,470
Custody fees	5,282
Legal fees	1,111
Audit and tax fees	9,860
Transfer agent fees	29,067
Trustees' fees and expenses	6,611
Registration and filing fees	31,419
Chief Compliance Officer fees	22,374
Insurance fees	3,983
Other expenses	3,553
Total Expenses	401,400
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(111,813)
Class A	(2,547)
Total fees waived by investment adviser	(114,360)
Net Expenses	287,040
NET INVESTMENT INCOME	1,230,652
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(143,528)
Net realized loss	(143,528)
Change in unrealized appreciation/(depreciation) on:
Investments	(2,082,954)
Net change	(2,082,954)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,226,482)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(995,830)

See Notes to Financial Statements and Financial Highlights.
8

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$1,230,652	$2,454,563
Net realized loss on investments	(143,528)	(1,281,013)
Net change in unrealized appreciation/(depreciation) on investments	(2,082,954)	9,046,275
Net increase/(decrease) in net assets resulting from operations	(995,830)	10,219,825

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,222,209)	(2,444,968)
Class A	(8,437)	(16,126)
Total distributions	(1,230,646)	(2,461,094)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	8,884,900	14,670,691
Dividends reinvested	30,870	60,082
Shares redeemed	(9,875,598)	(18,703,592)
Net decrease from beneficial share transactions	(959,828)	(3,972,819)
Class A
Shares sold	8,000	24,000
Dividends reinvested	8,377	14,781
Shares redeemed	(49,212)	(267,403	)(a)
Net decrease from beneficial share transactions	(32,835)	(228,622)
Net increase/(decrease) in net assets	(3,219,139)	3,557,290

NET ASSETS:
Beginning of period	122,987,531	119,430,241
End of period	$119,768,392	$122,987,531

(a)	Shares redeemed amount also includes a $10 redemption fee.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	9

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23		$9.60	$9.64		$11.10	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.10		0.20	0.20		0.19	0.20
Net realized and unrealized gain/(loss) on investments	(0.19)		0.63	(0.04)		(1.45)	(0.06)
Total from investment operations	(0.09)		0.83	0.16		(1.26)	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.20)	(0.20)		(0.19)	(0.20)
From net realized gains on investments	–		–	(0.00	)(b)	(0.01)	(0.00	)(b)
Total Distributions	(0.10)		(0.20)	(0.20)		(0.20)	(0.20)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.19)		0.63	(0.04)		(1.46)	(0.06)
NET ASSET VALUE, END OF PERIOD	$10.04		$10.23	$9.60		$9.64	$11.10

TOTAL RETURN(c)	(0.85%)		8.72%	1.57%		(11.49%)	1.30%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$119,011		$122,183	$118,458		$138,130	$180,253

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.67	%(d)	0.66%	0.60%		0.58%	0.56%
Operating expenses including reimbursement/waiver	0.48	%(d)	0.48%	0.48%		0.48%	0.48%
Net investment income including reimbursement/waiver	2.05	%(d)	2.01%	1.96%		1.80%	1.83%

PORTFOLIO TURNOVER RATE(e)	5%		10%	8%		6%	8%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
10

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights
Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$10.23		$9.60	$9.64		$11.10	$11.16

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.11		0.18	0.17		0.16	0.18
Net realized and unrealized gain/(loss) on investments	(0.19)		0.63	(0.04)		(1.45)	(0.06)
Total from investment operations	(0.08)		0.81	0.13		(1.29)	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.18)	(0.17)		(0.16)	(0.18)
From net realized gains on investments	–		–	(0.00	)(b)	(0.01)	(0.00	)(b)
Total Distributions	(0.11)		(0.18)	(0.17)		(0.17)	(0.18)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.19)		0.63	(0.04)		(1.46)	(0.06)
NET ASSET VALUE, END OF PERIOD	$10.04		$10.23	$9.60		$9.64	$11.10

TOTAL RETURN(c)	(0.79%)		8.46%	1.32%		(11.72%)	1.05%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$757		$804	$972		$1,120	$3,813

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.02	%(d)	0.81%	0.91%		0.90%	0.87%
Operating expenses including reimbursement/waiver	0.36	%(d)	0.73%	0.73%		0.73%	0.73%
Net investment income including reimbursement/waiver	2.18	%(d)	1.75%	1.71%		1.54%	1.58%

PORTFOLIO TURNOVER RATE(e)	5%		10%	8%		6%	8%

(a)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Total Returns does not include the sales load. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	11

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered diversified, and its primary investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the "Board" or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$118,439,307	$–	$118,439,307
Short Term Investments	671,859	–	–	671,859
Total	$671,859	$118,439,307	$–	$119,111,166

*	For a detailed Sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund during the six months ended March 31, 2025.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Fixed-Income Securities Risk: Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Credit Risk: Credit risk is the risk that the issuer of a debt security, including ETNs, will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

Duration Risk: Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration. By way of example, the price of a bond fund with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Semi-Annual Report | March 31, 2025	13

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Interest Rate Risk: Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Prepayment Risk: Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Municipal Securities Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal bonds may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	General Obligation Bonds: Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.
●	Revenue Bonds: Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

State Specific Risk: State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. Kansas is home to 2.9 million residents, and its economy is reasonably diversified but still relies significantly on transportation equipment production, agriculture and food processing, as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal years ended September 30, 2024 was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$50,772	$2,410,322	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2025, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$41,156
Gross unrealized depreciation (excess of tax cost over value)	(6,676,542)
Net unrealized depreciation	$(6,635,386)
Cost of investments for income tax purposes	$125,746,552

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$5,853,956	$5,445,696

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Semi-Annual Report | March 31, 2025	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Transactions in common shares were as follows:

	For the Period Ended March 31, 2025	For the Year Ended September 30, 2024
Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	877,826	1,463,621
Shares issued in reinvestment of distributions to shareholders	3,054	5,993
Shares redeemed	(975,635)	(1,859,916)
Net decrease in shares outstanding	(94,755)	(390,302)
Class A
Shares sold	792	2,392
Shares issued in reinvestment of distributions to shareholders	829	1,473
Shares redeemed	(4,858)	(26,451)
Net decrease in shares outstanding	(3,237)	(22,586)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 97% of the shares outstanding of the Fund are owned by one omnibus account.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Carret Asset Management, LLC, serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The current term of the Advisory Agreement is one year. The Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

Pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, (excluding Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.48% of the Fund’s average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2026, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board of Trustees, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

As of March 31, 2025, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2025	Expiring in 2026	Expiring in 2027	Expiring in 2028	Total
Institutional Class	$171,583	$158,799	$220,331	$111,813	$6,62,526
Class A	3,027	1,936	3,316	2,547	10,826

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan effective February 1, 2025 (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. The Board authorized 0.00% to be paid of shareholder servicing fees.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.25% of its Class A share assets. Distribution fees paid by the Fund for the six months ended March 31, 2025, are disclosed in the Statement of Operations.

7. TRUSTEES AND OFFICERS

As of March 31, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2025	17

Changes in and
Carret Kansas Tax-Exempt Bond Fund	Disagreements with Accountants

March 31, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Carret Kansas Tax-Exempt Bond Fund	Proxy Disclosures

March 31, 2025 (Unaudited)

Not applicable to the period covered by this report.

Semi-Annual Report | March 31, 2025	19

Remuneration Paid to
Carret Kansas Tax-Exempt Bond Fund	Directors, Officers, and Others

March 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2025:

Carret Kansas Tax Exempt Bond Fund

Trustee	Amount Paid
Ward Armstrong	$1,585.73
J.W. Hutchens	1,440.77
Merrilyn Kosier	1,440.77
Patrick Seese	1,504.72
Total	$5,971.99

Statement Regarding Basis for Approval
Carret Kansas Tax-Exempt Bond Fund	of Investment Advisory Agreement

March 31, 2025 (Unaudited)

Not applicable to the period covered by this report.

Semi-Annual Report | March 31, 2025	21

This material must be preceded or accompanied by a prospectus.

The Carret Kansas Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc

Schedule of Investments
Clarkston Partners Fund	1
Clarkston Fund	3
Clarkston Founders Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets
Clarkston Partners Fund	9
Clarkston Fund	10
Clarkston Founders Fund	11
Financial Highlights	12
Notes to Financial Statements and Financial Highlights	27
Changes in and Disagreements with Accountants	37
Proxy Disclosures	38
Remuneration Paid to Directors, Officers, and Others	39
Statement Regarding Basis for Approval of Investment Advisory Agreement	40

Clarkston Partners Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (92.17%)
Consumer Discretionary (7.43%)
John Wiley & Sons, Inc., Class A	1,000,000	$44,560,000
Leslie's, Inc.(a)	8,415,000	6,189,232
LKQ Corp.	640,000	27,225,600
Total Consumer Discretionary		77,974,832

Consumer Staples (31.63%)(b)
Energizer Holdings, Inc.	1,375,000	41,140,000
Lamb Weston Holdings, Inc.	800,000	42,640,000
Molson Coors Beverage Co., Class B	975,000	59,348,250
Post Holdings, Inc.(a)	842,000	97,975,120
Sysco Corp.	507,000	38,045,280
US Foods Holding Corp.(a)	805,000	52,695,300
Total Consumer Staples		331,843,950

Financials (17.66%)
Affiliated Managers Group, Inc.	395,000	66,371,850
Brown & Brown, Inc.	245,000	30,478,000
LPL Financial Holdings Inc.	175,000	57,249,500
Willis Towers Watson PLC	92,000	31,091,400
Total Financials		185,190,750

Health Care (10.79%)
Avantor, Inc.(a)	2,250,000	36,472,500
Envista Holdings Corp.(a)	1,602,538	27,659,806
Henry Schein, Inc.(a)	445,000	30,478,050
Neogen Corp.(a)	2,150,000	18,640,500
Total Health Care		113,250,856

Industrials (13.94%)
CH Robinson Worldwide, Inc.	360,000	36,864,000
GFL Environmental Inc.	1,085,000	52,416,350
Hillenbrand, Inc.	1,265,000	30,537,100
Middleby Corp.(a)	175,000	26,596,500
Total Industrials		146,413,950

Technology (7.68%)
CCC Intelligent Solutions Holdings, Inc.(a)	1,256,612	11,347,206
Clarivate PLC(a)	17,609,291	69,204,514
Total Technology		80,551,720

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	1

Clarkston Partners Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Telecommunications (3.04%)
Cable One, Inc.	120,000	$31,892,400

TOTAL COMMON STOCK
(Cost $860,190,762)		967,118,458

TOTAL INVESTMENTS (92.17%)
(Cost $860,190,762)		$967,118,458

OTHER ASSETS IN EXCESS OF LIABILITIES (7.83%)		82,171,156

NET ASSETS (100.00%)		$1,049,289,614

(a)	Non-income producing security.
(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.
2	www.clarkstonfunds.com

Clarkston Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (86.43%)
Consumer Discretionary (9.32%)
Airbnb, Inc., Class A(a)	21,500	$2,568,390
Dollar General Corp.	70,000	6,155,100
The Walt Disney Co.	12,000	1,184,400
Warner Bros. Discovery, Inc.(a)	635,000	6,813,550
Total Consumer Discretionary		16,721,440

Consumer Staples (26.79%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	175,000	10,773,000
Lamb Weston Holdings, Inc.	120,000	6,396,000
Molson Coors Beverage Co., Class B	115,000	7,000,050
Post Holdings, Inc.(a)	102,000	11,868,720
Sysco Corp.	47,000	3,526,880
US Foods Holding Corp.(a)	130,000	8,509,800
Total Consumer Staples		48,074,450

Financials (15.36%)
Affiliated Managers Group, Inc.	47,000	7,897,410
Brown & Brown, Inc.	33,000	4,105,200
LPL Financial Holdings Inc.	15,000	4,907,100
The Charles Schwab Corp.	67,000	5,244,760
Willis Towers Watson PLC	16,000	5,407,200
Total Financials		27,561,670

Health Care (9.64%)
Avantor, Inc.(a)	400,000	6,484,000
Becton Dickinson & Co.	15,000	3,435,900
ICON PLC(a)	18,000	3,149,820
IQVIA Holdings, Inc.(a)	24,000	4,231,200
Total Health Care		17,300,920

Industrials (15.81%)
American Express Co.	9,000	2,421,450
Capital One Financial Corp.	22,500	4,034,250
CH Robinson Worldwide, Inc.	60,000	6,144,000
FedEx Corp.	29,500	7,191,510
Fidelity National Information Services, Inc.	63,000	4,704,840
Fortive Corp.	53,000	3,878,540
Total Industrials		28,374,590

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	3

Clarkston Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Technology (6.01%)
Clarivate PLC(a)	2,745,000	$10,787,850

Telecommunications (3.50%)
Comcast Corp., Class A	170,000	6,273,000

TOTAL COMMON STOCK
(Cost $135,175,819)		155,093,920

TOTAL INVESTMENTS (86.43%)
(Cost $135,175,819)		$155,093,920

OTHER ASSETS IN EXCESS OF LIABILITIES (13.57%)		24,353,746

NET ASSETS (100.00%)		$179,447,666

(a)	Non-income producing security.
(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.
4	www.clarkstonfunds.com

Clarkston Founders Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (88.98%)
Consumer Discretionary (10.02%)
Dollar General Corp.	310,000	$27,258,300
LKQ Corp.	425,000	18,079,500
Warner Bros. Discovery, Inc.(a)	3,050,000	32,726,500
Total Consumer Discretionary		78,064,300

Consumer Staples (27.26%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	605,000	37,243,800
Lamb Weston Holdings, Inc.	525,000	27,982,500
Molson Coors Beverage Co., Class B	590,000	35,913,300
Post Holdings, Inc.(a)	530,000	61,670,800
Sysco Corp.	175,000	13,132,000
US Foods Holding Corp.(a)	555,000	36,330,300
Total Consumer Staples		212,272,700

Financials (18.14%)
Affiliated Managers Group, Inc.	240,879	40,474,898
Brown & Brown, Inc.	150,000	18,660,000
LPL Financial Holdings Inc.	83,000	27,152,620
The Charles Schwab Corp.	335,000	26,223,800
Willis Towers Watson PLC	85,000	28,725,750
Total Financials		141,237,068

Health Care (9.57%)
Align Technology, Inc.(a)	72,000	11,437,920
Avantor, Inc.(a)	1,690,000	27,394,900
Henry Schein, Inc.(a)	300,000	20,547,000
ICON PLC(a)	86,750	15,180,383
Total Health Care		74,560,203

Industrials (16.60%)
CH Robinson Worldwide, Inc.	250,000	25,600,000
FedEx Corp.	122,000	29,741,160
Fortive Corp.	210,000	15,367,800
GFL Environmental Inc.	835,000	40,338,850
Middleby Corp.(a)	120,000	18,237,600
Total Industrials		129,285,410

Technology (7.39%)
CCC Intelligent Solutions Holdings, Inc.(a)	908,525	8,203,981

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	5

Clarkston Founders Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
Clarivate PLC(a)	12,555,000	$49,341,150
Total Technology		57,545,131

TOTAL COMMON STOCK
(Cost $610,629,937)		692,964,812

TOTAL INVESTMENTS (88.98%)
(Cost $610,629,937)		$692,964,812

OTHER ASSETS IN EXCESS OF LIABILITIES (11.02%)		85,857,724

NET ASSETS (100.00%)		$778,822,536

(a)	Non-income producing security.
(b)	For additional information on portfolio concentration, see Note 2.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

See Notes to Financial Statements and Financial Highlights.
6	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
ASSETS:
Investments, at value (Cost $860,190,762, $135,175,819 and $610,629,936)	$967,118,458	$155,093,920	$692,964,812
Cash and cash equivalents	82,689,890	24,238,415	85,786,490
Receivable for shares sold	869,310	22,012	257,367
Dividends and interest receivable	693,495	191,241	789,559
Other assets	58,519	22,153	42,621
Total Assets	1,051,429,672	179,567,741	779,840,849

LIABILITIES:
Payable for administration and transfer agent fees	47,271	11,998	35,365
Payable for investments purchased	965,936	–	430,261
Payable for shares redeemed	287,474	–	3,128
Payable to adviser	685,454	64,885	474,437
Payable for shareholder service fees	57,366	21,243	17,230
Payable for printing fees	49,167	8,534	28,019
Payable for professional fees	39,000	12,097	28,550
Payable to Chief Compliance Officer fees	2,621	241	1,323
Accrued expenses and other liabilities	5,769	1,077	0
Total Liabilities	2,140,058	120,075	1,018,313
NET ASSETS	$1,049,289,614	$179,447,666	$778,822,536

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$850,057,834	$157,529,528	$713,485,029
Total distributable earnings	199,231,780	21,918,138	65,337,507
NET ASSETS	$1,049,289,614	$179,447,666	$778,822,536

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$13.64	N/A	$15.85
Net Assets	$447,725,381	N/A	$563,419,896
Shares of beneficial interest outstanding	32,816,788	N/A	35,555,278
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.53	$15.19	$15.81
Net Assets	$601,564,233	$179,447,666	$215,402,640
Shares of beneficial interest outstanding	44,474,680	11,815,153	13,625,962

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	7

Clarkston Funds	Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$8,281,814	$1,279,810	$4,951,118
Foreign taxes withheld	(6,195)	–	(4,032)
Total Investment Income	8,275,619	1,279,810	4,947,086

EXPENSES:
Investment advisory fees (Note 6)	4,582,189	440,036	2,911,679
Administration fees	236,954	42,562	162,833
Shareholder service fees Institutional Class	282,240	88,253	103,053
Custody fees	16,829	2,202	9,275
Legal fees	30,239	3,782	17,767
Audit and tax fees	8,964	8,661	8,780
Transfer agent fees	31,869	16,661	16,568
Trustees fees and expenses	64,524	8,433	39,434
Registration and filing fees	28,687	11,820	19,983
Printing fees	17,211	7,428	11,008
Chief Compliance Officer fees	13,934	1,967	8,949
Insurance fees	12,135	1,666	7,753
Other expenses	8,197	4,030	6,534
Total Expenses	5,333,972	637,501	3,323,616
Less fees waived by investment adviser (Note 6)
Founders Class	(79,670)	–	(82,953)
Institutional Class	(106,830)	(64,984)	(31,748)
Total fees waived by investment adviser (Note 6)	(186,500)	(64,984)	(114,701)
Net Expenses	5,147,472	572,517	3,208,915
NET INVESTMENT INCOME	3,128,147	707,293	1,738,171

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	90,615,804	5,333,845	27,518,354
Net realized gain	90,615,804	5,333,845	27,518,354
Change in unrealized appreciation/(depreciation) on:
Investments	(163,467,485)	(10,478,025)	(39,302,183)
Net change	(163,467,485)	(10,478,025)	(39,302,183)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(72,851,681)	(5,144,180)	(11,783,829)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,723,534)	$(4,436,887)	$(10,045,658)

See Notes to Financial Statements and Financial Highlights.
8	www.clarkstonfunds.com

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$3,128,147	$6,234,226
Net realized gain on investments	90,615,804	22,223,997
Net change in unrealized appreciation/(depreciation) on investments	(163,467,485)	130,663,553
Net increase/(decrease) in net assets resulting from operations	(69,723,534)	159,121,776

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(5,318,225)	(19,684,887)
Institutional Class	(6,898,574)	(29,910,558)
Total distributions	(12,216,799)	(49,595,445)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	28,261	436,755
Dividends reinvested	139,714	595,440
Shares redeemed	(25,731,687)	(51,239,665)
Net decrease from beneficial share transactions	(25,563,712)	(50,207,469)
Institutional Class
Shares sold	38,143,925	123,827,673
Dividends reinvested	6,546,912	28,886,182
Shares redeemed	(69,110,151)	(335,962,564)
Net decrease from beneficial share transactions	(24,419,314)	(183,248,709)
Net decrease in net assets	(131,923,359)	(123,929,848)

NET ASSETS:
Beginning of period	1,181,212,973	1,305,142,821
End of period	$1,049,289,614	$1,181,212,973

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	9

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$707,293	$1,423,695
Net realized gain/(loss) on investments	5,333,845	(1,221,892)
Net change in unrealized appreciation/(depreciation) on investments	(10,478,025)	24,797,559
Net increase/(decrease) in net assets resulting from operations	(4,436,887)	24,999,362

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,514,080)	(4,699,381)
Total distributions	(1,514,080)	(4,699,381)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	20,899,374	38,023,892
Dividends reinvested	1,511,599	4,689,845
Shares redeemed	(4,899,150)	(20,586,455)
Net increase from beneficial share transactions	17,511,823	22,127,282
Net increase in net assets	11,560,856	42,427,263

NET ASSETS:
Beginning of period	167,886,810	125,459,547
End of period	$179,447,666	$167,886,810

See Notes to Financial Statements and Financial Highlights.
10	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$1,738,171	$3,455,899
Net realized gain/(loss) on investments	27,518,354	(45,264,132)
Net change in unrealized appreciation/(depreciation) on investments	(39,302,183)	146,326,178
Net increase/(decrease) in net assets resulting from operations	(10,045,658)	104,517,945

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(2,727,873)	(8,340,342)
Institutional Class	(961,756)	(3,035,281)
Total distributions	(3,689,629)	(11,375,623)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	47,408,528	97,041,015
Dividends reinvested	34,979	111,165
Shares redeemed	(34,575,847)	(76,390,737)
Net increase from beneficial share transactions	12,867,660	20,761,443
Institutional Class
Shares sold	14,219,494	41,989,764
Dividends reinvested	956,502	3,013,276
Shares redeemed	(10,381,300)	(32,256,421)
Net increase from beneficial share transactions	4,794,696	12,746,620
Net increase in net assets	3,927,069	126,650,384

NET ASSETS:
Beginning of period	774,895,467	648,245,083
End of period	$778,822,536	$774,895,467

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	11

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(d)

See Notes to Financial Statements and Financial Highlights.
12	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$14.68		$13.38	$14.61	$15.73	$12.61	$12.81

0.04		0.08	0.21	0.03	0.06	0.10
(0.93)		1.75	0.87	(1.01)	3.62	0.21
(0.89)		1.83	1.08	(0.98)	3.68	0.31

(0.07)		(0.05)	(0.17)	(0.06)	(0.06)	(0.13)
(0.08)		(0.48)	(2.14)	(0.08)	(0.50)	(0.38)
(0.15)		(0.53)	(2.31)	(0.14)	(0.56)	(0.51)
(1.04)		1.30	(1.23)	(1.12)	3.12	(0.20)
$13.64		$14.68	$13.38	$14.61	$15.73	$12.61

(6.11%)		13.97%	7.23%	(6.31%)	29.47%	2.18%

$447,725		$507,785	$511,462	$600,879	$669,345	$553,691

0.88	%(c)	0.88%	0.88%	0.88%	0.88%	0.91%
0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
0.60	%(c)	0.55%	1.47%	0.21%	0.40%	0.77%

12%		22%	16%	21%	9%	25%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	13

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(e)

See Notes to Financial Statements and Financial Highlights.
14	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
$14.56		$13.28		$14.52		$15.64		$12.55		$12.76

0.04		0.06		0.18		0.02		0.05		0.08
(0.92)		1.74		0.88		(1.01)		3.59		0.21
(0.88)		1.80		1.06		(0.99)		3.64		0.29

(0.07)		(0.04)		(0.16)		(0.05)		(0.05)		(0.12)
(0.08)		(0.48)		(2.14)		(0.08)		(0.50)		(0.38)
(0.15)		(0.52)		(2.30)		(0.13)		(0.55)		(0.50)
(1.03)		1.28		(1.24)		(1.12)		3.09		(0.21)
$13.53		$14.56		$13.28		$14.52		$15.64		$12.55

(6.13%)		13.88%		7.16%		(6.39%)		29.33%		2.07%

$601,564		$673,428		$793,680		$820,374		$845,824		$574,777

0.97	%(c)	0.96%		0.96%		0.96%		0.98%		1.01%
0.94	%(c)(d)	0.93	%(d)	0.94	%(d)	0.94	%(d)	0.95	%(d)	0.95	%(d)
0.51	%(c)	0.47%		1.29%		0.12%		0.30%		0.68%

12%		22%		16%		21%		9%		25%

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	15

Clarkston Partners Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the period ended March 31, 2025, September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021, and September 30, 2020, respectively, in the amount of 0.06%, 0.07%, 0.06%, 0.06%, 0.05%, and 0.05% of average net assets of Institutional shares.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
16	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(e)

See Notes to Financial Statements and Financial Highlights.
18	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
$15.70		$13.66		$12.28		$14.80		$12.05		$12.50

0.06		0.14		0.12		0.06		0.07		0.17
(0.43)		2.40		1.92		(2.11)		3.49		(0.05)
(0.37)		2.54		2.04		(2.05)		3.56		0.12

(0.14)		(0.12)		(0.07)		(0.05)		(0.16)		(0.14)
–		(0.38)		(0.59)		(0.42)		(0.65)		(0.43)
(0.14)		(0.50)		(0.66)		(0.47)		(0.81)		(0.57)
(0.51)		2.04		1.38		(2.52)		2.75		(0.45)
$15.19		$15.70		$13.66		$12.28		$14.80		$12.05

(2.42%)		18.94%		17.04%		(14.33%)		30.08%		0.81%

$179,448		$167,887		$125,460		$100,610		$97,936		$48,479

0.72	%(c)	0.73%		0.73%		0.76%		0.80%		0.86%
0.65	%(c)(d)	0.64	%(d)	0.65	%(d)	0.65	%(d)	0.66	%(d)	0.64	%(d)
0.80	%(c)	0.98%		0.84%		0.41%		0.46%		1.47%

8%		23%		12%		18%		18%		31%

(a)	Calculated using the average shares method.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the period ended March 31, 2025, September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021, and September 30, 2020, respectively, in the amount of 0.05%, 0.06%, 0.05%, 0.05%, 0.04%, and 0.06% of average net assets of Institutional shares.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	19

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements and Financial Highlights.
20	www.clarkstonfunds.com

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months		For the Year	For the Year	For the Year		For the Period
Ended March 31,		Ended	Ended	Ended		Ended September
2025 (Unaudited)		September 30, 2024	September 30, 2023	September 30, 2022		30, 2021(a)
$16.13		$14.12	$13.72	$15.09		$15.54

0.04		0.08	0.19	0.01		0.02
(0.24)		2.18	1.11	(1.31)		(0.47	)(c)
(0.20)		2.26	1.30	(1.30)		(0.45)

(0.08)		(0.10)	(0.12)	(0.01)		–
–		(0.15)	(0.78)	(0.06)		–
(0.08)		(0.25)	(0.90)	(0.07)		–
(0.28)		2.01	0.40	(1.37)		(0.45)
$15.85		$16.13	$14.12	$13.72		$15.09

(1.27%)		16.16%	9.60%	(8.64%)		(2.90%)

$563,420		$560,408	$472,102	$404,512		$278,749

0.83	%(e)	0.84%	0.82%	0.84%		0.86	%(e)
0.80	%(e)	0.80%	0.80%	0.80	%(f)	0.80	%(e)
0.47	%(e)	0.52%	1.28%	0.09%		0.20	%(e)

12%		17%	13%	17%		5%

(a)	Commenced operations on February 17, 2021.
(b)	Calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	21

Clarkston Founders Fund – Founders Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of recaptured fees.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
22	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE(h)

See Notes to Financial Statements and Financial Highlights.
24	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
$16.09		$14.10		$13.71		$15.09		$12.35		$11.67

0.03		0.06		0.17		(0.00	)(b)	(0.00	)(b)	0.08
(0.24)		2.17		1.11		(1.32)		2.87		1.00
(0.21)		2.23		1.28		(1.32)		2.87		1.08

(0.07)		(0.09)		(0.11)		0.00	(b)	(0.02)		(0.10)
–		(0.15)		(0.78)		(0.06)		(0.11)		(0.30)
(0.07)		(0.24)		(0.89)		(0.06)		(0.13)		(0.40)
(0.28)		1.99		0.39		(1.38)		2.74		0.68
$15.81		$16.09		$14.10		$13.71		$15.09		$12.35

(1.31%)		16.00%		9.50%		(8.74%)		23.31%		9.34%

$215,403		$214,488		$176,143		$150,563		$139,088		$76,111

0.93	%(d)	0.93%		0.93%		0.94%		0.92%		1.11%
0.90	%(d)	0.89	%(e)	0.91	%(e)	0.90	%(e)(f)	0.86	%(e)	0.91	%(e)
0.38	%(d)	0.42%		1.16%		(0.02%)		(0.00	%)(g)	0.73%

12%		17%		13%		17%		5%		22%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	25

Clarkston Founders Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(e)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Fees were reimbursed to the Fund for the period ended March 31, 2025, September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021, and September 30, 2020, respectively, in the amount of 0.05%, 0.06%, 0.04%, 0.05%, 0.09% and 0.04% of average net assets of Institutional shares.
(f)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have
(g)	been lower absent the impact of recaptured fees. Less than 0.005%.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
26	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

Semi-Annual Report | March 31, 2025	27

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

When prices or quotations for securities held by the Funds are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

28	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$77,974,832	$–	$–	$77,974,832
Consumer Staples	331,843,950	–	–	331,843,950
Financials	185,190,750	–	–	185,190,750
Health Care	113,250,856	–	–	113,250,856
Industrials	146,413,950	–	–	146,413,950
Technology	80,551,720	–	–	80,551,720
Telecommunications	31,892,400	–	–	31,892,400
Total	$967,118,458	$–	$–	$967,118,458

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$16,721,440	$–	$–	$16,721,440
Consumer Staples	48,074,450	–	–	48,074,450
Financials	27,561,670	–	–	27,561,670
Health Care	17,300,920	–	–	17,300,920
Industrials	28,374,590	–	–	28,374,590
Technology	10,787,850	–	–	10,787,850
Telecommunications	6,273,000	–	–	6,273,000
Total	$155,093,920	$–	$–	$155,093,920

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$78,064,300	$–	$–	$78,064,300
Consumer Staples	212,272,700	–	–	212,272,700
Financials	141,237,068	–	–	141,237,068
Health Care	74,560,203	–	–	74,560,203
Industrials	129,285,410	–	–	129,285,410
Technology	57,545,131	–	–	57,545,131
Total	$692,964,812	$–	$–	$692,964,812

Semi-Annual Report | March 31, 2025	29

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

There were no Level 3 securities held during the six months ended March 31, 2025.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds' portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds' total assets at the time of purchase. A more concentrated portfolio may cause the Funds' net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds' net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

30	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$10,421,131	$39,174,314
Clarkston Fund	1,128,769	3,570,612
Clarkston Founders Fund	7,042,936	4,332,687

Semi-Annual Report | March 31, 2025	31

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2025, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$330,160,037	$36,910,403	$168,419,005
Gross unrealized depreciation (excess of tax cost over value)	(223,232,341)	(16,992,302)	(86,084,129)
Net unrealized appreciation	$106,927,696	$19,918,101	$82,334,876
Cost of investments for income tax purposes	$860,190,762	$135,175,819	$610,629,936

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$128,061,107	$187,651,381
Clarkston Fund	33,900,211	12,207,535
Clarkston Founders Fund	115,958,873	80,071,328

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

32	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Clarkston Partners Fund
Founders Class
Shares sold	1,915	28,504
Shares issued in reinvestment of distributions to shareholders	9,358	43,782
Shares redeemed	(1,774,558)	(3,707,220)
Net decrease in shares outstanding	(1,763,285)	(3,634,934)
Institutional Class
Shares sold	2,617,271	8,936,530
Shares issued in reinvestment of distributions to shareholders	442,359	2,139,717
Shares redeemed	(4,836,379)	(24,587,289)
Net decrease in shares outstanding	(1,776,749)	(13,511,041)

Clarkston Fund
Institutional Class
Shares sold	1,337,606	2,575,609
Shares issued in reinvestment of distributions to shareholders	95,129	325,458
Shares redeemed	(312,997)	(1,392,939)
Net increase in shares outstanding	1,119,738	1,508,128

Clarkston Founders Fund
Founders Class
Shares sold	2,948,565	6,415,334
Shares issued in reinvestment of distributions to shareholders	2,128	7,446
Shares redeemed	(2,145,618)	(5,100,651)
Net increase in shares outstanding	805,075	1,322,129
Institutional Class
Shares sold	885,074	2,775,699
Shares issued in reinvestment of distributions to shareholders	58,323	202,233
Shares redeemed	(648,107)	(2,143,260)
Net increase in shares outstanding	295,290	834,672

Semi-Annual Report | March 31, 2025	33

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 74% of the outstanding shares of the Clarkston Partners Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Approximately 77% of the outstanding shares of the Clarkston Fund are owned by one omnibus account that owns shares on behalf of its underlying beneficial owners. Approximately 90% of the outstanding shares of the Clarkston Founders Fund are held by two omnibus accounts that own shares on behalf of their underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, (excluding shareholder servicing fees, brokerage expenses, interest expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2026 and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through a reduction of its management fee or otherwise) only to the extent that a Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee or expense was reduced, as calculated on a monthly basis.

For the six months ended March 31, 2025, the fee waivers and/or reimbursements were $79,670, $106,830, $64,984, $82,953, and $31,748 for the Clarkston Partners Fund Founders Class, Clarkston

34	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements and Financial Highlights
March 31, 2025 (Unaudited)

Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Founders Fund Founders Class and Clarkston Founders Fund Institutional Class, respectively.

As of March 31, 2025, the balances of recoupable expenses for each Fund and class were as follows:

	Expiring in 2025	Expiring in 2026	Expiring in 2027	Expiring in 2028
Clarkston Partners Fund
Founders	$167,096	$145,168	$137,409	$79,670
Institutional	223,604	222,408	217,941	106,830

Clarkston Fund	118,133	102,951	137,800	64,984

Clarkston Founders Fund
Founders	164,493	97,656	186,726	82,953
Institutional	62,763	37,878	70,717	31,748

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2025, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Semi-Annual Report | March 31, 2025	35

Clarkston Funds	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

7. TRUSTEES AND OFFICERS

As of March 31, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Funds pay ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Clarkston Funds	Changes in and Disagreements with Accountants

March 31, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Semi-Annual Report | March 31, 2025	37

Clarkston Funds	Proxy Disclosures

March 31, 2025 (Unaudited)

Not applicable to the period covered by this report.

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Clarkston Funds	Remuneration Paid to Directors, Officers, and Others
March 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2025:

Trustee	Clarkston Founders Fund	Clarkston Fund	Clarkston Partners Fund
Ward Armstrong	$10,193.40	$2,267.42	$15,433.41
J.W. Hutchens	$9,277.70	$2,066.28	$14,039.20
Merrilyn Kosier	$9,277.70	$2,066.28	$14,039.20
Patrick Seese	$9,681.69	$2,155.02	$14,654.30
Total	$38,430.48	$8,555.00	$58,166.11

Semi-Annual Report | March 31, 2025	39

Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement

March 31, 2025 (Unaudited)

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Clarkston Agreement”) between the Trust and Clarkston Capital Partners, LLC (“Clarkston”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

The Trustees discussed Clarkston’s Materials and presentation. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Clarkston Agreement.

In anticipation of and as part of the process to consider renewal of the Clarkston Agreement, legal counsel to the Trust requested certain information from Clarkston. In response to these requests, the Trustees received reports from Clarkston and an independent provider of investment company data (the “Provider Report”) that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Clarkston and discussed the services of the firm provided pursuant to the Clarkston Agreement, as well as the information provided by Clarkston. In evaluating Clarkston and the fees charged under the Clarkston Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Clarkston Agreement. Further, the Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Board received and considered information regarding the nature, extent and quality of services provided to the Clarkston Funds. The Board acknowledged Clarkston’s investment advisory personnel, its history as an asset manager and its investment approach focused on financial, business and management quality.

The Board discussed Clarkston’s investment philosophy of investing in companies, not stocks, seeking long term shareholder value, and mitigating risk by investing in quality companies. The Board considered Clarkston’s investment process, which included the initial research process, periodic contact with the portfolio company’s management, and ongoing diligence by monitoring results and developments. They considered the third-party service providers used by Clarkston to support its business activities. The Board noted the resources at Clarkston devoted to research and analysis of current and potential investments. The Board acknowledged Clarkston’s affirmation that its compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board reviewed and discussed the financial statements of Clarkston, noting no concerns regarding the firm’s continued viability. The Board also noted that Clarkston had agreed to limit the Clarkston Funds’ expenses pursuant to an expense limitation agreement. They discussed Clarkston’s policies related to mitigating the conflicts of interest when managing multiple accounts.

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Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement

March 31, 2025 (Unaudited)

The Board acknowledged that Clarkson was providing resources to assess and maintain its technology and cybersecurity resiliency and its network and information systems, and devoted significant investments in technology to ensure any business disruption could be quickly mitigated through remote access. The Board also acknowledged recent changes to the various software platforms utilized by Clarkston and the change in their proxy voting service provider. The Board agreed that they were satisfied with the nature, extent and quality of services rendered by Clarkston under the Clarkston Agreement.

Investment Advisory Fee Rate and Expense Ratio: The Board discussed the comparison of each Clarkston Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds, as provided in the Provider Report. The Board observed that each Provider Report peer group consisted of the applicable Clarkston Fund and several other funds identified by the Provider Report as using similar strategies with comparable fee structures.

Clarkston Partners Fund (“CP Fund”). The Board noted that the Fund’s contractual advisory fee of 0.80% was marginally higher than the Provider Report peer group median (the “Median”) of 0.75%. The Board also noted that the CP Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was equal to the Median while the total net expenses for the Founders class was in line with and slightly more favorable to investors as compared to the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Clarkston Founders Fund (“CF Fund”). The Board noted that CF Fund’s contractual advisory fee of 0.75% was slightly higher than its Median. The Board also noted that the CF Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class were higher than the Median, but within the ranges of its peers, while the total net expenses for the Founders class were equal to the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Clarkston Fund (“CS Fund”). The Board noted that the Fund’s contractual advisory fee of 0.50% was below the Median. The Board also noted that the CS Fund’s total net expense (after fee waiver and expense reimbursement) was below the Median. After further discussion, the Board concluded that the advisory fee and total net expenses were not unreasonable.

Comparable Accounts: The Board acknowledged that Clarkston managed other institutional and strategic accounts, and model delivery service clients, using investment strategies similar to the strategies of the Clarkston Funds, noting that while certain clients of Clarkston were charged lower fees for similar strategies, the fees charged to the Funds were generally aligned with the firm’s standard fee rates charged by Clarkston for institutional clients, and the variations in fees were based on reasonable factors. They considered Clarkston’s assertion that the services provided to the Funds were often more labor intensive and broader in scope than the work required for the other accounts, and some clients could pay a performance fee. After consideration, the Board agreed that the management fees for each Fund relative to comparable accounts with similar strategies were not unreasonable in light of the services provided.

Semi-Annual Report | March 31, 2025	41

Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement

March 31, 2025 (Unaudited)

Performance: The Board reviewed and considered each Clarkston Fund’s performance as of August 31, 2024, compared to a relevant benchmark index, and a peer group selected by an independent provider of investment company data.

CP Fund: The Board observed that the CP Fund had achieved a 2-star rating in the Morningstar mid-cap value category. The Board noted that the Fund had delivered consistent positive returns over the one, three, five-year and since inception periods. The Board further noted that, while the Fund had delivered positive returns for those periods, each class of the Clarkston Partners Fund had outperformed its benchmark, the Russell 2500 TR USD Index, for the three-year period, but underperformed its benchmark over each other period, and had underperformed the Median over each period.

CF Fund: The Board observed that the CF Fund had achieved a 3-star rating in the Morningstar mid-cap value category. The Board noted that the CF Fund also had delivered consistent positive returns over the one, three, five-year and since inception periods (as applicable). The Board further noted that each class of the Clarkston Founders Fund had underperformed its benchmark, the Russell Mid Cap TR USD Index, and the Median, for each applicable period.

CS Fund: The Board observed that the Fund had achieved a 2-star rating in the Morningstar large-cap value category. The Board noted that the Fund had delivered consistent positive returns over the one, three, five-year and since inception periods. The Board further noted that the CS Fund had underperformed its benchmark, the Russell 1000 TR USD Index, and the Median for each period.

After reviewing the investment performance of the Clarkston Funds, including the factors contributing to and detracting from performance, Clarkston’s historical investment performance, the Board concluded that the investment performance of each Clarkston Fund was satisfactory.

Profitability: The Board received and considered a profitability analysis prepared by Clarkston based on the fees paid under the Clarkston Agreement. They considered the business, regulatory and other risks assumed by Clarkston in managing the Clarkston Funds. The Board noted that, based on the information provided by Clarkston, with the exception of the Clarkston Fund, its relationship with each Fund before distribution costs was profitable, but that the amount of profit was not unreasonable in absolute terms or as a percentage of income. The Trustees noted that while the Adviser’s relationship with the Clarkston Fund before accounting for distribution costs was profitable in 2023, the profitability analysis projected that the Adviser’s relationship with the Clarkston Fund before distribution costs would not be profitable in 2024. The Board concluded that profits were not excessive.

Economies of Scale: The Trustees considered Clarkston’s statements that it had made a significant financial commitment to the ongoing viability of the Clarkston Funds, and that material investments had been made by Clarkston in personnel, software, and other areas to build the infrastructure required for advising registered investment companies. In addition, Clarkston had contractually agreed to limit Fund expenses until at least January 31, 2025, which effectively provided lower total fees to shareholders. The Trustees recognized that the resulting waivers and reimbursements reduce the net advisory fees that Clarkston realized for providing advisory services to the Funds and represented a component of the significant financial commitment Clarkston had made to support the Funds. The Trustees discussed other efforts of the Adviser to reduce overall Fund expenses to the benefit of shareholders. The Board determined to continue to monitor and revisit the issue over time.

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Clarkston Funds	Statement Regarding Basis for Approval of Investment Advisory Agreement

March 31, 2025 (Unaudited)

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by Clarkston from its relationship with each Clarkston Fund, including research and other support services. They acknowledged the benefit to Clarkston of soft dollar arrangements noting that the limited trading completed by the Funds limited the impact of such arrangements.

Having requested and reviewed such information from Clarkston as the Board believed to be reasonably necessary to evaluate the terms of the Clarkston Agreement, and as assisted by the advice of independent counsel, the Board determined that continuance of the Clarkston Agreement was in the best interests of each Clarkston Fund and its respective shareholders.

Semi-Annual Report | March 31, 2025	43

CLARKSTON FUNDS

This material must be preceded or accompanied by a prospectus.
The Clarkston Funds are distributed by ALPS Distributors, Inc.
Clarkston Capital and Clarkston Funds are registered trademarks of Clarkston Capital Partners, LLC. All rights reserved.

Semi-Annual Financial Statements and Additional Information

As of March 31, 2025

Hillman Value Fund

No Load Shares

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements and Financial Highlights	11
Changes in and Disagreements with Accountants	21
Proxy Disclosures	22
Remuneration Paid to Directors, Officers, and Others	23
Statement Regarding Basis for Approval of Investment Advisory Agreement	24

Hillman Value Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (96.31%)
Communication Services (15.55%)
Alphabet, Inc., Class A	22,300	$3,448,472
AT&T, Inc.	134,100	3,792,348
Comcast Corp., Class A	99,900	3,686,310
Verizon Communications, Inc.	83,400	3,783,024
Walt Disney Co.	37,300	3,681,510
Warner Bros Discovery, Inc.(a)	342,400	3,673,952
Total Communication Services		22,065,616

Consumer Discretionary (5.18%)
CarMax, Inc.(a)	48,400	3,771,328
NIKE, Inc., Class B	56,400	3,580,272
Total Consumer Discretionary		7,351,600

Consumer Staples (23.29%)
Anheuser-Busch InBev NV, Sponsored ADR(b)	57,800	3,558,168
Brown-Forman Corp., Class B(b)	104,100	3,533,154
Conagra Brands, Inc.	139,100	3,709,797
Constellation Brands, Inc., Class A	20,200	3,707,104
Diageo PLC, ADR	34,500	3,615,255
Estee Lauder Cos., Inc., Class A(b)	54,900	3,623,400
Hershey Co.	21,800	3,728,454
Kraft Heinz Co.(b)	122,200	3,718,546
The Campbell's Company	96,000	3,832,320
Total Consumer Staples		33,026,198

Financials (7.52%)
T Rowe Price Group, Inc.	37,800	3,472,686
US Bancorp	85,500	3,609,810
Western Union Co.	339,600	3,592,968
Total Financials		10,675,464

Health Care (20.35%)
Baxter International, Inc.	108,200	3,703,686
Becton Dickinson & Co.	15,700	3,596,242
Biogen, Inc.(a)	25,800	3,530,472

See Notes to Financial Statements and Financial Highlights.
Semi-Annual Report | March 31, 2025	1

Hillman Value Fund	Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Health Care (continued)
Bristol-Myers Squibb Co.	59,700	$3,641,103
CVS Health Corp.	53,100	3,597,525
GSK PLC, Sponsored ADR	92,500	3,583,450
Pfizer, Inc.	139,200	3,527,328
Zimmer Biomet Holdings, Inc.	32,600	3,689,668
Total Health Care		28,869,474

Industrials (2.50%)
Boeing Co.(a)	20,800	3,547,440

Information Technology (14.45%)
Adobe, Inc.(a)	9,200	3,528,476
Advanced Micro Devices, Inc.(a)	29,200	3,000,008
ASML Holding NV	5,200	3,445,676
Microchip Technology, Inc.	70,700	3,422,587
Microsoft Corp.	9,400	3,528,666
Salesforce, Inc.	13,300	3,569,188
Total Information Technology		20,494,601

Materials (7.47%)
DuPont de Nemours, Inc.	48,700	3,636,916
International Flavors & Fragrances, Inc.	46,000	3,570,060
Nucor Corp.	28,200	3,393,588
Total Materials		10,600,564

TOTAL COMMON STOCK
(Cost $144,515,677)		136,630,957

TOTAL INVESTMENTS (96.31%)
(Cost $144,515,677)		$136,630,957

OTHER ASSETS IN EXCESS OF LIABILITIES (3.69%)		5,239,381

NET ASSETS (100.00%)		$141,870,338

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Schedule of Investments

March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion is held as collateral at custodian for written options. The aggregate value of the collateral pledged was $14,433,268.

WRITTEN OPTION CONTRACTS (0.26%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Option Contracts - (0.26%)
Taiwan Semiconductor Manufacturing Co., Ltd. StoneX	04/17/25	$180.00	(230)	$163,065	$(3,818,000)	$(367,770)

TOTAL WRITTEN OPTION CONTRACTS				$163,065	$(3,818,000)	$(367,770)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	3

Hillman Value Fund	Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Cost $144,515,677)	$136,630,957
Cash and cash equivalents	6,097,810
Deposit with broker for written options	161,599
Receivable for shares sold	5,674
Dividends and interest receivable	253,531
Other assets	21,676
Total Assets	143,171,247

LIABILITIES:
Written options, at value (premiums received $163,065)	367,770
Payable to custodian	13,204
Payable for administration and transfer agent fees	96,126
Payable for shares redeemed	718,594
Payable to adviser	62,918
Payable for printing fees	11,415
Payable for professional fees	26,262
Payable to Chief Compliance Officer fees	1,620
Accrued expenses and other liabilities	3,000
Total Liabilities	1,300,909
NET ASSETS	$141,870,338

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$144,588,447
Total distributable earnings	(2,718,109)
NET ASSETS	$141,870,338

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$27.99
Net Assets	$141,870,338
Shares of beneficial interest outstanding	5,068,496

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Statement of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,395,224
Foreign taxes withheld	(3,642)
Total Investment Income	2,391,582

EXPENSES:
Investment advisory fees (Note 7)	701,272
Administration fees	79,143
Custody fees	12,645
Legal fees	19,918
Audit and tax fees	9,402
Transfer agent fees	166,017
Trustees fees and expenses	12,774
Registration and filing fees	10,420
Printing fees	8,498
Chief Compliance Officer fees	10,417
Insurance fees	1,389
Other expenses	4,577
Total Expenses	1,036,472
Less fees waived by investment adviser (Note 7)	(87,000)
Net Expenses	949,472
NET INVESTMENT INCOME	1,442,110

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:	(8,402,942)
Investments	7,775,401
Written options	627,541
Net realized gain	8,402,942
Change in unrealized appreciation/(depreciation) on:	(15,678,532)
Investments	(15,678,532)
Written options	(201,311)
Net change	(15,879,843)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND WRITTEN OPTIONS	(7,476,901)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,034,791)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	5

Hillman Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment income	$1,442,110	$3,536,954
Net realized gain on investments and written options	8,402,942	23,080,111
Net change in unrealized appreciation/(depreciation) on investments and written options	(15,879,843)	20,459,458
Net increase/(decrease) in net assets resulting from operations	(6,034,791)	47,076,523

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(29,260,458)	(7,019,817)
Total distributions	(29,260,458)	(7,019,817)

BENEFICIAL SHARE TRANSACTIONS (Note 6):
Shares sold	10,057,475	38,184,444
Dividends reinvested	27,655,739	6,522,532
Shares redeemed	(89,689,272)	(66,482,584)
Net decrease from beneficial share transactions	(51,976,059)	(21,775,608)
Net increase/(decrease) in net assets	(87,271,308)	18,281,098

NET ASSETS:
Beginning of period	229,141,646	210,860,548
End of period	$141,870,338	$229,141,646

See Notes to Financial Statements and Financial Highlights.
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Page Intentionally Left Blank

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021 (a)	For the Year Ended September 30, 2020
$33.43		$27.94	$25.87	$33.82	$25.68	$27.74

0.22		0.48	0.42	0.55	0.62	0.29
(1.23)		5.97	4.82	(5.98)	9.97	(1.32)
(1.01)		6.45	5.24	(5.43)	10.59	(1.03)

(0.54)		(0.15)	(0.26)	(0.41)	(0.27)	(0.12)
(3.89)		(0.81)	(2.91)	(2.11)	(2.18)	(0.91)
(4.43)		(0.96)	(3.17)	(2.52)	(2.45)	(1.03)
(5.44)		5.49	2.07	(7.95)	8.14	(2.06)
$27.99		$33.43	$27.94	$25.87	$33.82	$25.68 (c)

(2.98%)		23.34%	21.30%	(17.55%)	43.04%	(4.10%)

$141,870		$229,142	$210,861	$179,779	$216,130	$104,395

1.04	%(e)	1.03%	1.14%	1.12%	1.15%	1.31%
0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.99%
1.44	%(e)	1.55%	1.49%	1.75%	1.94%	1.54%

25%		35%	23%	31%	27%	30%

(a)	Effective March 15, 2021, the Hillman Value Fund merged into the ALPS Series Trust. The Fund was previously advised by Hillman Capital Management, and was recognized as the Hillman Value Fund, a series of Hillman Capital Management Investment Trust.
(b)	Calculated using the average shares method.
(c)	Includes adjustments in accordance with the accounting principles generally accepted in the United States of America, and, consequently, the net asset values for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and totals returns for shareholder transactions.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	9

Hillman Value Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
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Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Hillman Value Fund (the “Fund”). The Fund is diversified, and its primary investment objective is to provide long-term total return from a combination of income and capital gains. The Fund currently offers one share class. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities, real estate investment trusts, limited partnerships and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities and real estate investment trusts not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Options are valued at the National Best Bid and Offer (“NBBO”) last trade as of the valuation time. Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or NBBO pricing information provided by the pricing services.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Semi-Annual Report | March 31, 2025	11

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

HILLMAN VALUE FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Communication Services	$22,065,616	$–	$–	$22,065,616
Consumer Discretionary	7,351,600	–	–	7,351,600
Consumer Staples	33,026,198	–	–	33,026,198
Financials	10,675,464	–	–	10,675,464
Health Care	28,869,474	–	–	28,869,474
Industrials	3,547,440	–	–	3,547,440
Information Technology	20,494,601	–	–	20,494,601
Materials	10,600,564	–	–	10,600,564
Total	$136,630,957	$–	$–	$136,630,957

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$(367,770)	$–	$–	$(367,770)
Total	$(367,770)	$–	$–	$(367,770)

The Fund did not hold any level 3 securities during the six months ended March 31, 2025.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

Semi-Annual Report | March 31, 2025	13

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Fund receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Risk of Investing in Derivatives: The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Purchased Options: When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Semi-Annual Report | March 31, 2025	15

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Written Options: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average notional amount of the written options held for the six months ended March 31, 2025, was $3,787,565. These are written equity options which have an element of equity security risk.

Derivative Instruments: The following tables disclose the amounts related to the Fund's use of derivative instruments.

The effect of derivative instruments on the Statement of Assets and Liabilities for the six months ended March 31, 2025:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Hillman Value Fund
Equity Contracts (Written Options)	Investments, at value	$–	Options written, at value	$367,770
		$–		$367,770

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized depreciation on written option contracts	$627,541	$(201,311)
Total		$627,541	$(201,311)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gains
Hillman Value Fund	$4,818,177	$2,201,640

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2025, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Hillman Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$8,693,753
Gross unrealized depreciation (excess of tax cost over value)	(17,645,931)
Net unrealized depreciation	$(8,952,178)
Cost of investments for income tax purposes	$145,378,430

Semi-Annual Report | March 31, 2025	17

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

These temporary differences are primarily attributed to wash sales.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended

March 31, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Hillman Value Fund	$46,793,387	$122,613,272

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Hillman Value Fund
Shares sold	328,041	1,235,253
Shares issued in reinvestment of distributions to shareholders	991,601	210,880
Shares redeemed	(3,106,490)	(2,138,944)
Net decrease in shares outstanding	(1,786,848)	(692,811)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2025, approximately 84% of the outstanding shares of the Fund were owned by two omnibus accounts.

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Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Hillman Capital Management, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund's business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee based on the Fund’s average daily net assets. Effective February 1, 2024, the Fund's management fee was reduced to 0.70%. Prior to February 1, 2024, the management fee was 0.85%. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for successive one year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of the Fund (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), to 0.95% of the Fund’s average daily net assets for the Fund’s No Load Class. The Fee Waiver Agreement is in effect through January 31, 2026, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of its non-continuance prior to the end of the then effective term. Except due to the Adviser’s notice of non-renewal, this Agreement may only be amended or terminated with the approval of the Board of Trustees. Fees waived or reimbursed for the six months ended March 31, 2025, are disclosed in the Statement of Operations. Previously waived fees are not subject to recoupment by the Adviser.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2025, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Semi-Annual Report | March 31, 2025	19

Hillman Value Fund	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Compliance Services: ALPS provides Chief Compliance Officer services to the Fund to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

8. TRUSTEES AND OFFICERS

As of March 31, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7 the Fund pays ALPS an annual fee for compliance services.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

20	www.hcmfunds.com

Hillman Value Fund	Changes in and Disagreements with Accountants

March 31, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Semi-Annual Report | March 31, 2025	21

Hillman Value Fund	Proxy Disclosures

March 31, 2025 (Unaudited)

Not applicable to the period covered by this report.

22	www.hcmfunds.com

Hillman Value Fund	Remuneration Paid to Directors, Officers, and Others

March 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2025:

Trustee	Amount Paid
Ward Armstrong	$2,908.10
J.W. Hutchens	2,641.34
Merrilyn Kosier	2,641.34
Patrick Seese	2,759.03
Total	$10,949.81

Semi-Annual Report | March 31, 2025	23

Statement Regarding Basis for Approval
Hillman Value Fund	of Investment Advisory Agreement

March 31, 2025 (Unaudited)

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Hillman Agreement”) between the Trust and Hillman Capital Management, Inc. (“Hillman”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

The Trustees discussed Hillman’s Materials and presentation. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In anticipation of and as part of the process to consider renewal of the Hillman Agreement, legal counsel to the Trust requested certain information from Hillman. In response to these requests, the Trustees received reports from Hillman and an independent provider of investment company data (the “Provider Report”) that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Hillman and discussed the services of the firm provided pursuant to the Hillman Agreement, as well as the information provided by Hillman. In evaluating Hillman and the fees charged under the Hillman Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Hillman Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services: The Board reviewed certain background materials supplied by Hillman in its presentation, including its Form ADV. The Board reviewed HCM’s financial information to analyze the financial condition, stability, and profitability of HCM, noting that HCM had agreed to limit the Fund’s expenses pursuant to an expense limitation agreement.

The Board reviewed and considered HCM’s investment philosophy focused on identifying great companies trading at a discount to intrinsic value and its long history as an asset manager. The Trustees also discussed the research and decision-making processes utilized by HCM, including the methods adopted to achieve compliance with the policies and restrictions of the Hillman Fund, with a focus on risk mitigation. The Board discussed Hillman’s risk mitigation strategies, including diversification and position limits.

The Board acknowledged the experience of HCM’s management team, including reviewing the qualifications, background, and responsibilities of the investment team primarily responsible for the day-to-day portfolio management of the Hillman Fund.

24	www.hcmfunds.com

Statement Regarding Basis for Approval
Hillman Value Fund	of Investment Advisory Agreement

March 31, 2025 (Unaudited)

HCM had indicated that its portfolio management team consistently executed its proprietary value investment philosophy, focusing on businesses with a sustainable competitive advantage. The Board discussed the distinctive investment process among large cap value managers, utilizing option writing intended to diversify and enhance returns. It was the consensus of the Board that Hillman had provided high quality services to the Fund.

Investment Advisory Fee Rate and Expense Ratio: The Board considered comparison of the Hillman Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group in the Provider Report. The Board noted that the Fund’s contractual advisory fee of 0.70% was higher than the peer group median (the “Median”) of 0.65%. The Board noted that the services rendered to the Fund by Hillman included an option strategy, which was not necessarily something utilized by the investment advisers to the funds in the Fund’s peer group. They considered the Fund’s net expense ratio of 0.95% compared favorably to the peer group median of 1.03%. After further consideration, the Board determined that the advisory fee and total net expenses were not unreasonable.

Comparable Accounts: The Board discussed the comparable accounts managed by HCM and the fee structure and servicing requirements for these products, noting that the advisory fee was lower than the fees charged by HCM to certain other clients. The Board also discussed the fees charged by Hillman for model delivery and wrap programs, recognizing that these options presented very different levels of service to the client. The Board concluded that, bearing in mind the limitations of comparing different types of managed accounts, model delivery and wrap accounts, and the different levels of service typically associated with such relationships, the fee structures applicable to HCM’s other clients employing a comparable strategy to the Hillman Fund was not indicative of any unreasonableness with respect to the advisory fees payable by the Hillman Fund.

Performance: The Board reviewed and considered the Hillman Fund’s performance. The Board noted that the Hillman Fund had outperformed its benchmark, the Russell 1000 Value TR Index, and the Median for the five-, ten-year, and since inception periods, but had underperformed for the one-and three-year periods. They discussed the Adviser’s belief that long term outperformance, and adherence to its focus on valuation of companies in its quality universe, typically entails variability around the target benchmark, suggesting that the Adviser should adhere to its investment discipline even through the occasional underperformance period to achieve their long-term objectives. The Board considered the option premium income generated by the option strategy and the benefit to performance. After reviewing the investment performance of the Hillman Fund, the Board concluded that the overall investment performance of the Hillman Fund was satisfactory.

Profitability: The Board received and considered the Adviser’s 2023 profits from its relationship with the Hillman Fund, and estimated profits for 2024, based on an analysis prepared by HCM. The Board observed that the reported and estimated profits before distribution expenses were reasonable on an absolute basis and as a percentage of revenue.

Economies of Scale: The Board considered whether Hillman was benefitting from economies of scale in the provision of services to the Fund and whether such economies were being shared with the Fund’s shareholders under the Hillman Agreement. They considered the prospects for growth of the Hillman Fund and concluded that the expense limitation agreement was adequate at current asset levels, provided meaningful economies to shareholders, and economies of scale would be revisited as Hillman Fund asset levels increase.

Semi-Annual Report | March 31, 2025	25

Statement Regarding Basis for Approval
Hillman Value Fund	of Investment Advisory Agreement

March 31, 2025 (Unaudited)

Other Benefits to the Adviser: The Board reviewed and considered any other incidental benefits derived or to be derived by HCM from its relationship with the Hillman Fund, including research and other support services, noting the Adviser did not receive soft dollars.

Having requested and reviewed such information from HCM as the Board believed to be reasonably necessary to evaluate the terms of the Hillman Agreement and as assisted by the advice of independent counsel, the Board determined that approval of the Hillman Agreement was in the best interests of the Hillman Fund and its shareholders.

26	www.hcmfunds.com

Hillman Value Fund

is a series of the

ALPS Series Trust

For Shareholder Service Inquiries:

Hillman Value Fund

c/o ALPS Funds

P.O. Box 1920

Denver, CO 80201

Telephone

1-855-400-5944

Hillman Value Fund distributed by ALPS Distributors, Inc.

Must be accompanied or preceded by a prospectus.

SCA

SEVEN CANYONS ADVISORS

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 3.31.25

SEVEN CANYONS STRATEGIC GLOBAL FUND

SEVEN CANYONS WORLD INNOVATORS FUND

Portfolios of Investments
Seven Canyons Strategic Global Fund	1
Seven Canyons World Innovators Fund	4
Statements of Assets and Liabilities	8
Statements of Operations	10
Statements of Changes in Net Assets
Seven Canyons Strategic Global Fund	12
Seven Canyons World Innovators Fund	13
Financial Highlights
Seven Canyons Strategic Global Fund – Investor Class	14
Seven Canyons World Innovators Fund – Investor Class	16
Seven Canyons World Innovators Fund – Institutional Class	18
Notes to Financial Statements and Financial Highlights	20
Additional Information	32
Changes in and Disagreements with Accountants	33
Proxy Disclosures	34
Remuneration Paid to Directors, Officers, and Others	35
Statement Regarding Basis for Approval of Investment Advisory Contract	36

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (81.08%)
Aerospace & Defense (10.40%)
Theon International PLC	47,300	$1,214,709

Agricultural Products & Services (1.98%)
Winfarm SAS(a)	53,800	231,533

Application Software (0.16%)
Sidetrade	15	3,909
SmartCraft ASA(a)	5,659	14,254
Total Application Software		18,163

Coal & Consumable Fuels (9.23%)
Cameco Corp.	15,600	642,096
Denison Mines Corp.(a)	336,000	436,800
Total Coal & Consumable Fuels		1,078,896

Construction & Engineering (3.18%)
Eiffage SA	3,200	371,103

Electrical Components & Equipment (0.67%)
Arcure SA(a)	15,355	78,368

Electronic Manufacturing Services (4.38%)
Celestica, Inc.(a)	6,500	512,265

Environmental & Facilities Services (0.84%)
Water Intelligence PLC(a)	22,393	97,626

Food Distributors (0.91%)
Kitwave Group PLC	33,208	105,740

Health Care Supplies (4.61%)
Establishment Labs Holdings, Inc.(a)	13,200	538,626

Health Care Technology (–%)(b)
Reliq Health Technologies, Inc.(a)	915,996	1

Independent Power Producers & Energy Traders (4.10%)
Capital Power Corp.	14,400	478,616

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	1

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Industrial Machinery (5.94%)
Kornit Digital, Ltd.(a)	36,400	$694,512

Industrial Machinery & Supplies & Components (5.39%)
Meidensha Corp.	21,900	630,032

Interactive Home Entertainment (6.74%)
CD Projekt SA	14,400	787,503

Investment Banking & Brokerage (9.03%)
JDC Group AG(a)	16,915	371,292
Plus500, Ltd.	19,300	684,104
Total Investment Banking & Brokerage		1,055,396

IT Consulting & Other Services (1.39%)
Spyrosoft SA(a)	1,450	162,862

Research & Consulting Services (0.53%)
Elixirr International PLC	7,183	62,167

Systems Software (0.58%)
TECSYS, Inc.	2,373	67,609

Textiles (6.39%)
Kurabo Industries, Ltd.	18,800	747,037

Tobacco (4.63%)
Imperial Brands PLC	14,600	540,329

TOTAL COMMON STOCKS
(Cost $10,290,030)		9,473,093

WARRANTS (0.00%)(b)
Transaction & Payment Processing Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026	937,500	–
TOTAL WARRANTS
(Cost $0)		–

See Notes to Financial Statements and Financial Highlights.

2	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (12.63%)

State Street Institutional US Government Money Market Fund, Investor Class	4.210%	1,476,205	$1,476,205
			1,476,205
TOTAL SHORT-TERM INVESTMENT
(Cost $1,476,205)			1,476,205

TOTAL INVESTMENTS (93.71%)
(Cost $11,766,235)			$10,949,298

OTHER ASSETS IN EXCESS OF LIABILITIES (6.29%)			735,043

NET ASSETS (100.00%)			$11,684,341

(a)	Non-income producing security.
(b)	Less than 0.005%.

At March 31, 2025, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Fair Value
Canada	22.6
Costa Rica	5.7
Cyprus	12.8
France	7.2
Germany	3.9
Great Britain	7.5
Israel	14.6
Japan	14.5
Norway	0.2
Poland	10.0
United States	1.0
100.0

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	3

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.84%)
Agricultural Products & Services (1.28%)
Winfarm SAS(a)	107,247	$461,547

Application Software (2.20%)
CYND Co., Ltd.(a)	96,600	638,891
Sidetrade	184	47,949
SmartCraft ASA(a)	43,072	108,492
Total Application Software		795,332

Asset Management & Custody Banks (2.32%)
Pensionbee Group PLC(a)	445,120	839,480

Automotive Parts & Equipment (0.25%)
hGears AG(a)	49,876	91,683

Building Products (1.37%)
Cie de Saint-Gobain SA	5,000	495,777

Casinos & Gaming (4.44%)
Genius Sports, Ltd.(a)	160,400	1,605,604

Construction & Engineering (16.79%)
Dai-Dan Co., Ltd.	59,700	1,476,678
Kandenko Co., Ltd.	92,100	1,645,016
Sanki Engineering Co., Ltd.	48,900	1,100,323
Sumitomo Densetsu Co., Ltd.	46,100	1,490,666
Vinci SA	2,800	352,116
Total Construction & Engineering		6,064,799

Construction Materials (2.98%)
Buzzi SpA	6,800	325,144
Heidelberg Materials AG	4,400	749,581
Total Construction Materials		1,074,725

Consumer Finance (1.70%)
Kaspi.KZ JSC, GDR(a)	6,600	612,810

Drug Retail (1.17%)
Redcare Pharmacy NV(a)(b)(c)	3,300	423,914

Electric Utilities (2.39%)
Tenaga Nasional Bhd	286,400	863,556

See Notes to Financial Statements and Financial Highlights.

4	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Electrical Components & Equipment (0.77%)
Arcure SA(a)	54,391	$277,598

Electronic Equipment & Instruments (0.49%)
Blackline Safety Corp.(a)	39,288	176,094

Electronic Manufacturing Services (5.19%)
Fabrinet	9,500	1,876,345

Environmental & Facilities Services (5.66%)
GFL Environmental, Inc.	42,300	2,043,513

Food Distributors (1.14%)
Kitwave Group PLC	129,035	410,870

Health Care Technology (0.00%)(d)
Reliq Health Technologies, Inc.(a)	4,073,306	3

Heavy Electrical Equipment (3.80%)
Siemens Energy AG(a)	23,600	1,373,930

Hotels, Resorts & Cruise Lines (2.02%)
Viking Holdings, Ltd.(a)	18,400	731,400

Industrial Machinery (2.74%)
IHI Corp.	14,400	990,786

Industrial Machinery & Supplies & Components (2.80%)
Mitsubishi Heavy Industries, Ltd.	60,000	1,010,467

Interactive Media & Services (1.37%)
Trustpilot Group PLC(a)(b)(c)	172,900	493,592

Internet Services & Infrastructure (7.30%)
Applied Digital Corp.(a)	469,500	2,638,590

Investment Banking & Brokerage (5.93%)
JDC Group AG(a)	97,639	2,143,220

IT Consulting & Other Services (1.41%)
Spyrosoft SA(a)	4,550	511,051

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	5

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
Leisure Products (2.75%)
Games Workshop Group PLC	5,500	$993,942

Life & Health Insurance (2.34%)
Just Group PLC	446,000	846,901

Oil & Gas Refining & Marketing (3.87%)
Secure Waste Infrastructure Corp.	128,300	1,397,967

Personal Care Products (2.32%)
Oddity Tech, Ltd.(a)	19,400	839,244

Research & Consulting Services (0.56%)
Elixirr International PLC	23,157	200,418

Semiconductors (5.98%)
Infineon Technologies AG	30,500	1,002,420
Renesas Electronics Corp.	87,300	1,156,802
Total Semiconductors		2,159,222

Systems Software (0.51%)
TECSYS, Inc.	6,427	183,112

TOTAL COMMON STOCKS
(Cost $38,811,522)		34,627,492

WARRANTS (0.00%)(d)
Transaction & Payment Processing
Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026	2,812,500	–
TOTAL WARRANTS
(Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (2.97%)

State Street Institutional US Government Money Market Fund, Investor Class	4.210%	1,070,636	$1,070,636
			1,070,636
TOTAL SHORT-TERM INVESTMENT
(Cost $1,070,636)			1,070,636

TOTAL INVESTMENTS (98.81%)
(Cost $39,882,158)	$35,698,128

OTHER ASSETS IN EXCESS OF LIABILITIES (1.19%)	431,218

NET ASSETS (100.00%)	$36,129,346

See Notes to Financial Statements and Financial Highlights.

6	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments

March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the fair value of securities restricted under Rule 144A in the aggregate was $917,506, representing 2.54% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2025, the fair value of those securities was $917,506 representing 2.54% of net assets.
(d)	Less than 0.005%.

At March 31, 2025, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Fair Value
Bermuda	2.0
Canada	11.0
France	4.7
Germany	15.5
Great Britain	15.6
Israel	2.4
Italy	0.9
Japan	27.4
Kazakhstan	1.8
Malaysia	2.7
Netherlands	1.2
Norway	0.3
Poland	1.5
Thailand	5.4
United States	7.6
100.0

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	7

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
ASSETS:
Unaffiliated Investments, at value (Cost $11,766,235 and $39,882,158)	$10,949,298	$35,698,128
Foreign currency, at value (Cost $142,544 and $168,995, respectively)	142,638	168,408
Receivable for investments sold	803,046	84,142
Receivable for shares sold	–	316
Dividends and interest receivable	49,002	231,751
Other assets	18,680	6,826
Total Assets	11,962,664	36,189,571

LIABILITIES:
Payable for administration and transfer agent fees	2,186	9,459
Payable for investments purchased	251,957	33,094
Payable for shares redeemed	21,761	9,039
Payable to adviser	–	2,901
Payable for printing fees	389	2,329
Payable for professional fees	962	899
Payable for trustees' fees and expenses	18	24
Payable to Chief Compliance Officer fees	1,050	2,480
Total Liabilities	278,323	60,225
NET ASSETS	$11,684,341	$36,129,346

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$12,629,320	$103,888,791
Total accumulated deficit	(944,979)	(67,759,445)
NET ASSETS	$11,684,341	$36,129,346

See Notes to Financial Statements and Financial Highlights.

8	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
PRICING OF SHARES(a)
Investor Class:
Net Asset Value, offering and redemption price per share	$11.21	$13.16
Net Assets	$11,684,341	$33,549,564
Shares of beneficial interest outstanding	1,041,851	2,549,420
Institutional Class:
Net Asset Value, offering and redemption price per share	N/A	$13.52
Net Assets	N/A	$2,579,782
Shares of beneficial interest outstanding	N/A	190,746

(a)	A 2% redemption fee is applied to any shares sold or exchanged within 60 days of purchase.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	9

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
INVESTMENT INCOME:
Dividends	$98,107	$333,766
Foreign taxes withheld	(16,781)	(19,133)
Total Investment Income	81,326	314,633

EXPENSES:
Investment advisory fees (Note 6)	46,145	324,277
Administration fees	40,343	120,168
Custody fees	4,360	12,017
Legal fees	9,897	8,917
Audit and tax fees	12,696	12,697
Transfer agent fees	34,678	52,455
Trustees' fees and expenses	695	1,084
Registration and filing fees	20,506	11,825
Printing fees	292	–
Chief Compliance Officer fees	4,591	16,886
Insurance fees	475	2,133
Other expenses	11,966	7,123
Total Expenses	186,644	569,582
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	(94,450)	(188,332)
Institutional Class	–	(15,962)
Total fees waived/reimbursed by investment adviser (Note 6)	(94,450)	(204,294)
Net Expenses	92,194	365,288
NET INVESTMENT LOSS	(10,868)	(50,655)

See Notes to Financial Statements and Financial Highlights.

10	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

	SEVEN CANYONS STRATEGIC GLOBAL FUND	SEVEN CANYONS WORLD INNOVATORS FUND
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Investments	2,095,939	6,660,726
Foreign capital gains tax	(53,173)	(259,163)
Foreign currency transactions	(35,075)	(125,285)
Net realized gain	2,007,691	6,276,278
Change in unrealized appreciation on:
Unaffiliated Investments (net of change in foreign capital gains tax of $70,675 and $291,112)	(2,667,911)	(11,423,722)
Affiliated Investments	–	2,210,414
Translation of asset and liabilities denominated in foreign currency	(1,407)	(3,529)
Net change	(2,669,318)	(9,216,837)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(661,627)	(2,940,559)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(672,495)	$(2,991,214)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	11

Seven Canyons Strategic Global Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment loss	$(10,868)	$(10,525)
Net realized gain on investments and foreign currency	2,007,691	2,316,736
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,669,318)	883,649
Net increase/(decrease) in net assets resulting from operations	(672,495)	3,189,860

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	–	(445,119)
Total distributions	–	(445,119)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	465,409	442,790
Dividends reinvested	–	434,662
Shares redeemed	(2,338,627)	(10,589,173)
Redemption fees	2	85
Net decrease from beneficial share transactions	(1,873,216)	(9,711,636)
Net decrease in net assets	(2,545,711)	(6,966,895)

NET ASSETS:
Beginning of period	14,230,052	21,196,947
End of period	$11,684,341	$14,230,052

See Notes to Financial Statements and Financial Highlights.

12	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
OPERATIONS:
Net investment loss	$(50,655)	$(467,181)
Net realized gain on investments and foreign currency	6,276,278	355,705
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(9,216,837)	11,360,027
Net increase/(decrease) in net assets resulting from operations	(2,991,214)	11,248,551

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	509,230	745,012
Shares redeemed	(8,670,197)	(20,925,197)
Redemption fees	–	750
Net decrease from beneficial share transactions	(8,160,967)	(20,179,435)

Institutional Class
Shares sold	118,770	1,775,454
Shares redeemed	(1,322,534)	(31,822,315)
Redemption fees	9	171
Net decrease from beneficial share transactions	(1,203,755)	(30,046,690)
Net decrease in net assets	(12,355,936)	(38,977,574)

NET ASSETS:
Beginning of period	48,485,282	87,462,856
End of period	$36,129,346	$48,485,282

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	13

Seven Canyons Strategic Global Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements and Financial Highlights.

14	www.sevencanyonsadvisors.com

Seven Canyons Strategic Global Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$11.83		$10.10	$9.52		$17.15	$11.45	$12.05

(0.01)		(0.01)	0.06		0.04	0.17	0.23
(0.61)		1.96	1.18		(5.06)	5.73	(0.41)
(0.62)		1.95	1.24		(5.02)	5.90	(0.18)

–		(0.22)	(0.66)		–	(0.20)	(0.17)
–		–	–		(2.61)	–	(0.23)
–		–	–		–	–	(0.02)
–		(0.22)	(0.66)		(2.61)	(0.20)	(0.42)
0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.62)		1.73	0.58		(7.63)	5.70	(0.60)
$11.21		$11.83	$10.10		$9.52	$17.15	$11.45
(5.24%)		19.45%	12.90%		(34.67%)	51.66%	(1.60%)

$11,684		$14,230	$21,197		$21,668	$50,946	$27,217

2.83	%(d)	2.07%	1.59%		1.47%	1.29%	1.46%
1.40	%(d)	1.40%	1.25	%(e)	0.95%	0.95%	0.95%
(0.17	%)(d)	(0.05%)	0.57%		0.34%	1.11%	2.09%
119%		88%	102%		77%	90%	128%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Prior to February 1, 2023, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 0.95% of the fund’s average daily net assets. See Note 6 in the Notes to Financial Statements.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	15

Seven Canyons World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements and Financial Highlights.

16	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$14.18		$11.93		$10.37	$25.50	$24.32	$15.97

(0.02)		(0.09)		(0.06)	(0.22)	(0.38)	(0.20)
(1.00)		2.34		1.62	(11.28)	3.88	8.65
(1.02)		2.25		1.56	(11.50)	3.50	8.45

–		–		–	(3.62)	(2.33)	(0.10)
–		–		–	(0.01)	–	–
–		–		–	(3.63)	(2.33)	(0.10)
–		0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)
(1.02)		2.25		1.56	(15.13)	1.18	8.35
$13.16		$14.18		$11.93	$10.37	$25.50	$24.32
(7.19%)		18.86%		15.04%	(51.87%)	13.92%	53.12%

$33,550		$44,476		$56,289	$64,684	$204,662	$149,179

2.65	%(d)	2.49%		1.85%	1.94%	1.88%	2.02%
1.70	%(d)	1.72	%(e)	1.75%	1.75%	1.75%	1.75%
(0.24	%)(d)	(0.74%)		(0.51%)	(1.30%)	(1.39%)	(1.12%)
91%		70%		114%	62%	101%	176%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 1.75% of the Fund's average daily net assets for the Investor class. See Note 6 in the Notes to the Financial Statements.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	17

Seven Canyons World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
From tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment (loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements and Financial Highlights.

18	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$14.56		$12.24		$10.62	$25.98	$24.69	$16.18

(0.02)		(0.08)		(0.04)	(0.19)	(0.32)	(0.20)
(1.02)		2.40		1.66	(11.54)	3.93	8.81
(1.04)		2.32		1.62	(11.73)	3.61	8.61

–		–		–	(3.62)	(2.33)	(0.10)
–		–		–	(0.01)	–	–
–		–		–	(3.63)	(2.33)	(0.10)
0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)
(1.04)		2.32		1.62	(15.36)	1.29	8.51
$13.52		$14.56		$12.24	$10.62	$25.98	$24.69
(7.14%)		18.95%		15.25%	(51.79%)	14.17%	53.42%

$2,580		$4,009		$31,174	$29,931	$93,312	$37,373

2.55	%(d)	2.26%		1.91%	1.94%	1.88%	1.97%
1.60	%(d)	1.56	%(e)	1.55%	1.55%	1.55%	1.55%
(0.23	%)(d)	(0.64%)		(0.30%)	(1.09%)	(1.17%)	(1.01%)
91%		70%		114%	62%	101%	176%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses to an annual rate of 1.55% of the Fund's average daily net assets for the Institutional class. See Note 6 in the Notes to the Financial Statements.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	19

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”) (each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by the valuation designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

20	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2025	21

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,473,093	$–	$–	$9,473,093
Short-Term Investment	1,476,205	–	–	1,476,205
Warrants	–	–	–	–
Total	$10,949,298	$–	$–	$10,949,298

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,627,492	$–	$–	$34,627,492
Short-Term Investment	1,070,636	–	–	1,070,636
Warrants	–	–	–	–
Total	$35,698,128	$–	$–	$35,698,128

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.
**	Includes Level 3 security valued at zero.

Affiliated Companies: As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended March 31, 2025, the Seven Canyons World Innovators Fund held shares in the following affiliate, as defined by the Investment Company Act of 1940:

Security Name	Fair Value as of September 30, 2023	Purchases	Sales	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Fair Value as of March 31, 2025	Share Balance as of March 31, 2025
Winfarm SAS	$543,189	$–	$–	$(81,642)	$–	$461,547	$107,247
	$543,189	$–	$–	$–	$–	$–	$–

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

22	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of March 31, 2025, Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund recorded a deferred liability for potential future India capital gains taxes of $0 and $0, respectively.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds.

Semi-Annual Report | March 31, 2025	23

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

24	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Seven Canyons Strategic Global Fund	$445,119	$–

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2025, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Seven Canyons Strategic Global Fund	Seven Canyons World Innovators Fund
Gross unrealized appreciation (excess of value over tax cost)	$210,144	$2,505,623
Gross unrealized depreciation (excess of tax cost over value)	(1,027,081)	(6,689,653)
Net appreciation (depreciation) of foreign currency	–	–
Net unrealized depreciation	$(816,937)	$(4,184,030)
Cost of investments for income tax purposes	$11,766,235	$39,882,158

These temporary differences are primarily attributed to wash sales.

Semi-Annual Report | March 31, 2025	25

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the year ended March 31, 2025, were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seven Canyons Strategic Global Fund	$13,554,948	$15,914,122
Seven Canyons World Innovators Fund	36,580,747	43,008,371

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount. For the year ended March 31, 2025, the redemption fees charged by a Fund, if any, are presented in the Statements of Changes in Net Assets.

26	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Seven Canyons Strategic Global Fund
Investor Class
Shares sold	40,095	40,381
Shares issued in reinvestment of distributions to shareholders	–	39,804
Shares redeemed	(201,326)	(975,716)
Net decrease in shares outstanding	(161,231)	(895,531)

Seven Canyons World Innovators Fund
Investor Class
Shares sold	36,351	58,722
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(624,025)	(1,640,895)
Net decrease in shares outstanding	(587,674)	(1,582,173)
Institutional Class
Shares sold	8,345	136,167
Shares issued in reinvestment of distributions to shareholders	–	–
Shares redeemed	(92,889)	(2,407,381)
Net decrease in shares outstanding	(84,544)	(2,271,214)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2025, the Strategic Global Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure. As of March 31, 2025, the World Innovators Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure.

Semi-Annual Report | March 31, 2025	27

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Seven Canyons Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Strategic Global Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets, and the World Innovators Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for an additional one-year term. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 1.40% of the Strategic Global Fund’s average daily net assets, and 1.70% and 1.60% of the World Innovators Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. Prior to February 1, 2024, the Adviser had contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business) to an annual rate of 1.75% and 1.55% of the World Innovators Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. The Fee Waiver Agreement is in effect through at least January 31, 2026, and will automatically continue upon annual approval by the Board for successive twelve-month periods unless (i) it is terminated earlier by the Board, or (ii) the Adviser provides at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement (whether through reduction of its management fee or otherwise) only to the extent that each Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that each Fund will not be obligated to pay any such deferred fees or expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the period ended March 31, 2025, are disclosed in the Statements of Operations.

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Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

As of March 31, 2025, the balance of recoupable expenses was as follows:

	Expiring in 2025	Expiring in 2026	Expiring in 2027
Seven Canyons Strategic Global Fund
Investor	$–	$–	$–
Seven Canyons World Innovators Fund
Institutional	–	–	–
Investor	–	–	–

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to each Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by each Fund for the year ended March 31, 2025, are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides Chief Compliance Officer services to each Fund to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of each Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES AND OFFICERS

As of March 31, 2025, there were four Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. These fees are allocated proportionately among the multiple portfolios/series of the Trust. The Independent Trustees and, if any, Interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Semi-Annual Report | March 31, 2025	29

Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6 the Funds pay ALPS an annual fee for compliance services.

8. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At March 31, 2025, the Funds held the following restricted securities:

Fund	Security Type	Acquisition Date	Amortized Cost	Fair Value	% of Net Assets
Seven Canyons World Innovators Fund
Redcare Pharmacy NV	Common Stock	03/21/25	434,617	423,914	1.17%
Trustpilot Group PLC	Common Stock	12/14/22 - 03/01/23	215,820	493,592	1.37%
Total				$917,866

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

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Seven Canyons Advisors	Notes to Financial Statements and Financial Highlights

March 31, 2025 (Unaudited)

10. SUBSEQUENT EVENTS

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization was subject to approval by shareholders of the applicable Target Fund.

The Board also approved an Agreement and Plan of Reorganization (the “Plan”) that provides that the reorganization of each Target Fund, would separately consist of (a) the transfer of the Target Fund’s Assets to the Acquiring Fund in exchange for shares of beneficial interest, par value $0.01 per share, of the Acquiring Fund; (b) the assumption by the Acquiring Fund of the Target Fund’s liabilities; and (c) the distribution to the shareholders of each class of the Target Fund full and fractional shares of the corresponding class of the Acquiring Fund in redemption of all outstanding shares of beneficial interest, no par value, of the Target Fund and in complete liquidation of the Target Fund, all upon the terms and conditions set forth in the Plan.

Each Target Fund’s shareholders approved its respective Reorganization at a special shareholder meeting on March 20, 2025. Each Reorganization occurred on April 7, 2025.

Semi-Annual Report | March 31, 2025	31

Seven Canyons Advisors	Additional Information

March 31, 2025 (Unaudited)

1. TAX DESIGNATION

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2024 are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Seven Canyons Strategic Global Fund	0.00% *
Seven Canyons World Innovators Fund	0.00% *

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2024 qualify for the corporate dividends received deduction:

Amount
Seven Canyons Strategic Global Fund	0.00% *
Seven Canyons World Innovators Fund	0.00% *

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Seven Canyons World Innovators Fund and Seven Canyons Strategic Global Income Fund designated $0 and $0 respectively as long-term capital gain dividends.

*	Fund did not pay ordinary distribution in 2024.

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Seven Canyons Advisors	Changes in and Disagreements with Accountants

March 31, 2025 (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Semi-Annual Report | March 31, 2025	33

Seven Canyons Advisors	Proxy Disclosures

March 31, 2025 (Unaudited)

At a special shareholder meeting at which a quorum was present, held on March 20, 2025, shareholders of record of each Target Fund as of the close of business on December 20, 2024 voted to approve the following:

Proposal 1 – Agreement and Plan of Reorganization

Seven Canyons Strategic Global Fund

Shares Voted
For	495,400
Against	8,726
Abstain	146,505
Total	605,631

Seven Canyons World Innovators Fund

Shares Voted
For	1,219,679
Against	93,988
Abstain	360,836
Total	1,674,504

34	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Remuneration Paid to Directors, Officers, and Others

March 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended March 31, 2025:

Trustee	Seven Canyons Strategic Income Fund	Seven Canyons World Innovators Fund
Ward Armstrong	$179	$595
J.W. Hutchens	163	540
Merrilyn Kosier	163	540
Patrick Seese	170	564
Total	$675	$2,239

Semi-Annual Report | March 31, 2025	35

Seven Canyons Advisors	Statement Regarding Basis for Approval of Investment Advisory Contract

March 31, 2025 (Unaudited)

On February 4, 2025, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement (“Seven Canyons Agreement”) between the Trust and Seven Canyons Global Asset Management, LLC (“Seven Canyons”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In anticipation of and as part of the process to consider renewal of the Seven Canyons Agreement, legal counsel to the Trust requested certain information from Seven Canyons. In response to these requests, the Trustees received reports from Seven Canyons that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of Seven Canyons and discussed the services the firm provided pursuant to the Seven Canyons Agreement, as well as the information provided by Seven Canyons. During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Seven Canyons Agreement.

In evaluating Seven Canyons and the fees charged under the Seven Canyons Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Seven Canyons Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Seven Canyons Strategic Global Fund (“7CSG Fund”) and the Seven Canyons World Innovators Fund (“7CWI Fund”) (collectively, the “Seven Canyons Funds”) under the Seven Canyons Agreement. The Trustees discussed the research and decision-making processes utilized by Seven Canyons including initial screening using financial data bases, thorough and collaborative deep due diligence, use of proprietary earnings models to analyze key growth drivers, and the use of valuations metrics. They considered the Adviser’s core investment criteria, described by the Adviser as earnings growth, quality management, return on assets, long term growth opportunities, and maintaining a long-term investment horizon. They also discussed the Adviser’s focus on buying undiscovered companies in their early growth cycle. The Trustees considered the background and significant experience of Seven Canyons’ management team in international small cap investing, including the portfolio managers primarily responsible for the day-to-day portfolio management of the Seven Canyons Funds, and discussed recent changes in personnel. The Trustees also reviewed the firm’s compliance record with the Trust. The Trustees then reviewed and discussed Seven Canyons’ unaudited financial statements and the representations by the Seven Canyons’ management team that it was able to continue to provide quality services to the Seven Canyons Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services rendered and to be rendered by Seven Canyons under the Seven Canyons Agreement.

36	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statement Regarding Basis for Approval of Investment Advisory Contract

March 31, 2025 (Unaudited)

Investment Advisory Fee Rate and Total Net Expense Ratios: The Trustees reviewed and considered the contractual annual advisory fee paid by each Seven Canyons Fund to Seven Canyons in light of the nature, extent and quality of the advisory services provided to each Seven Canyons Fund. The Trustees considered the information they received comparing each Seven Canyons Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by an independent provider of investment company data (the “Data Provider”), noting that each peer group consisted of the applicable Seven Canyons Fund and other funds identified by the Data Provider as comparable to that Fund.

The Trustees noted the contractual advisory fee of 0.70% and total net expense ratio of 1.40% for the 7CSG Fund. They further noted that the Fund’s contractual advisory fee was lower than the peer group median and the Fund’s total net expense ratio was in line with the peer group median.

With respect to the 7CWI Fund, the Trustees noted that for each class of the Fund, the Fund’s contractual advisory fee of 1.50% was higher than the peer group median, and that the total net expense ratio of 1.56% for the Institutional Class and 1.72% for the Investor Class were each higher than its respective peer group median.

The Trustees further noted that Seven Canyons had agreed to continue its contractual fee waiver, whereby it agreed to waive its fees or reimburse each of the Funds, as applicable, to the extent necessary to limit the expenses of such Fund.

The Trustees considered the fees in light of the fundamental research performed by Seven Canyons. After further consideration, the Trustees determined that the contractual annual advisory fees payable by each Seven Canyons Fund were not unreasonable.

Performance: The Trustees reviewed and considered the performance of the 7CWI and 7CSG Funds over the 1-, 3-, 5-, and 10-year, and since inception periods ended November 30, 2024 (as applicable). The review included a comparison of the Seven Canyons Funds’ performance to the performance of a peer group of comparable funds, as identified by the Data Provider.

The Trustees considered that the Institutional Class of the 7CWI Fund outperformed the peer group median for the 1-year period and underperformed the peer group median for the 3-year, 5-year, and since inception periods. With respect to the Investor Class of the 7CWI Fund, the Trustees noted that the Fund outperformed over the 1-year, 10-year, and since inception periods but underperformed the peer group median over the 3-year and 5-year periods.

Turning to the 7CSG Fund, the Trustees acknowledged that the Fund had underperformed the peer group median for the 1-, 3-, 5-, and 10-year periods, and had performance equal to the peer group median for the since inception period.

Semi-Annual Report | March 31, 2025	37

Seven Canyons Advisors	Statement Regarding Basis for Approval of Investment Advisory Contract

March 31, 2025 (Unaudited)

The Trustees noted that performance of the 7CWI and 7CSG Funds had produced positive returns for the one-year period ended December 31, 2024. The Trustees concluded that the 7CWI and 7CSG Funds performance was acceptable.

The Adviser’s Profitability: The Trustees received and considered a retrospective profitability analysis for 2024 and a projected profitability analysis for 2025 prepared by Seven Canyons based on the fees paid under the Seven Canyons Agreement. The Trustees noted that neither Fund was profitable to Seven Canyons in 2024 or projected to be profitable to the Adviser in 2025. The Trustees reviewed and discussed the financial statements of Seven Canyons and that the firm remained committed to continuing to provide services to the Funds.

Economies of Scale: The Trustees considered whether Seven Canyons was benefiting from economies of scale in the provision of services to each Seven Canyons Fund and whether such economies should be shared with the Funds’ shareholders under the Seven Canyons Agreement. They noted that the expense limitation agreement provided shareholders with some benefits of economies of scale despite the Funds not yet achieving scale.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Seven Canyons from its relationship with each Seven Canyons Fund, including research and other support services, exposure to new customer bases, and its receipt of soft dollars. The Trustees concluded that the direct and indirect benefits were not unreasonable.

Based on the Trustees’ deliberations and their evaluation of the information provided, the Trustees concluded that approval of the Seven Canyons Agreement was in the best interests of the Seven Canyons Funds and their shareholders.

38	www.sevencanyonsadvisors.com

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies. Any proxy disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable to this report.

(a)(5)	Not applicable to this report.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached are filed herewith as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lucas Foss
Lucas Foss
President (Principal Executive Officer)

Date:	June 9, 2025

By:	/s/ Jill McFate
Jill McFate
Treasurer (Principal Financial Officer)

Date:	June 9, 2025